As filed with the Securities and Exchange Commission on October 6, 2015

Securities Act File No. 333-204814

Investment Company Act File No. 811-22976

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

☒ REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☒ REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 4

Cross Shore Discovery Fund

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Address of Principal Executive Offices)

(317) 917-7000

(Registrant’s Telephone Number)

Neil Kuttner, President and Principal Executive Officer

Cross Shore Discovery Fund

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Name and Address of Agent for Service)

Copies of Communications to:

Leslie K. Klenk

Bernstein Shur

100 Middle Street

Portland, Maine 04101

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box:  ☒

It is proposed that this filing will become effective (check appropriate box):

☐    when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Interests Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Share (1)	Proposed Maximum Aggregate Offering Price (2)	Amount of Registration Fee(3)
Shares of Beneficial Interest, $0.001 par value	783,242	$102.52	$80,297,969.84	$8,086.01

(1)	Institutional Shares will be offered at Net Asset Value. The net asset value per share of Institutional Shares as of August 31, 2015.
(2)	The values are estimated for the purpose of calculating filing fees.
(3)	$5,016.28 of the total filing fee is being paid by cash payment (by wire) and $3,069.73 was paid by cash payment in connection with the Form N-2 filed on June 9, 2015. The registration fee is calculated at the rate of $100.70 per million.

The offering of shares pursuant to the previous registration statement (File No. 333-196691) will be terminated as of the date of the effectiveness of this registration statement (File No. 333-204814).

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant will file a further amendment which specifically states that this Registration Statement will thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement will become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

PROSPECTUS

CROSS SHORE DISCOVERY FUND

Institutional Shares

October 21, 2015

Cross Shore Discovery Fund (“Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, closed-end management investment company. The Fund invests substantially all of its assets in private investment vehicles or “hedge funds” (“Portfolio Funds”) managed by a variety of different investment managers. The Portfolio Funds are not registered under the 1940 Act and the Fund principally invests in Portfolio Funds organized outside of the U.S.

The Fund’s investment objective is to seek rates of return over a full market cycle that exceed the average rate of return of the HFRI Equity Hedge Index with capital draw downs and overall volatility less than broad U.S. equity market indices. A capital draw down is a period during which the Fund’s net asset value (the “NAV”) is below its most recent, highest NAV. The HFRI Equity Hedge Index, an equally weighted performance index, consists of investment managers who maintain positions both long and short in primarily equity and equity derivative securities.

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. Before investing, you should consider the following specific risks of an investment in the Fund:

•	It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that your investment in the Fund is low risk or without risk.

•	An investment in the Fund is illiquid and is not suitable for you if you need access to the money you invest.

•	You may not have access to the money you invest for an indefinite period of time and you should not expect to be able to sell the Fund’s shares of beneficial interest (“Shares”) regardless of how your investment in the Fund performs.

•	You do not have the right to require the Fund to redeem or repurchase your Shares although the Fund may periodically offer to repurchase Shares on such terms as may be determined by the Fund’s Board of Trustees (“Board”).

•	Shares are not, and are not expected to be, listed for trading on any securities exchange. To the Fund’s knowledge, there is no, nor will there be, any secondary trading market for the Shares.

•	Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

•	Because you may not be able to sell your Shares, you will not be able to reduce your investment exposure to the Fund on any market downturn. See “Investment Risks.”

In order to achieve its investment objective, the Adviser allocates the Fund’s assets among Portfolio Funds whose investment managers generally manage less than $1 billion in assets at the time of the Fund’s investment, employ a long/short equity strategy and have a minimum of five years’ experience in equity research or portfolio management. The Fund cannot guarantee that its investment objective will be achieved or that its investment program will be successful.

Unified Financial Securities, Inc. (“Distributor”) acts as principal underwriter and distributor for the Shares on a best efforts basis, subject to various conditions. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of Shares and Shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, Shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes.

Shares are only sold to investors qualifying as “Eligible Investors” as described in this Prospectus. The term “Eligible Investor” includes, among others, investors that: (1) are U.S. persons for U.S. federal income tax purposes and (2) satisfy the definitions of “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended. See “Eligible Investors.”

This Prospectus offers Shares of the Fund’s Institutional class (“Institutional Shares”) which may be purchased through the Distributor or a Selling Agent or through certain selling shareholders of the Fund (the “Selling Shareholders”). In the future, the Fund may offer other classes of common shares with different pricing structures.

The Fund intends to accept initial and additional purchases of Institutional Shares from Eligible Investors who are “Institutional Investors” or individual investors. “Institutional Investors” may include: (1) corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities and (2) Eligible Investors investing through Selling Agents that have entered into an agreement with the Distributor to offer Institutional Shares through a no-load network or platform. Selling Shareholders may use this Prospectus to resell Institutional Shares consistent with the restrictions on transferability of the Institutional Shares as discussed in this Prospectus.

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. A Statement of Additional Information dated October 21, 2015, as may be amended (“SAI”), containing additional information about the Fund, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in its entirety into this Prospectus. You may request, at no charge, a copy of this SAI (the table of contents of which is on page 63 of this Prospectus), annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling (844) 300-7828, by writing to the Fund or by visiting the Fund’s website (http://www.crossshorefunds.com). You may also obtain a copy of the SAI (and additional information about the Fund) from the SEC’s Public Reference Room in Washington, D.C. Information relating to the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. These materials, as well as the Fund’s annual and semi-annual reports (when available) and other information about the Fund, are available on the SEC’s website at www.sec.gov. If you purchase Shares in the Fund, you will become bound by the terms and conditions of the Agreement and Declaration of Trust of the Fund as may be amended from time to time (the “Declaration of Trust”).

Before making an investment decision, you or your adviser should consider factors such as net worth, income, age, risk tolerance and liquidity needs in evaluating whether the Fund is a suitable investment for you. Short-term investors and investors who cannot bear the loss of some or all of their investment or the risks associated with the limited liquidity of an investment in the Fund should not invest in the Fund. See “Investment Risks.”

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Price to Public	Proceeds to the Fund
Per Institutional Share(1)	At Current NAV	Amount Invested at Current NAV
Sales Load	None(2)	None(2)
Total	$80,297,969(3)	$80,297,969(3)

(1)	Institutional Shares are offered continuously at a price equal to the then current net asset value (“NAV”) per Share (which ranged from $100 to $102.52 between January 2, 2015 (commencement of operations) and August 31, 2015) as disclosed here. Institutional Shares are not subject to a sales load.
(2)	See, “Plan of Distribution” for information regarding other compensation to be paid in connection with the sale of Institutional Shares.

(3)	These estimated proceeds assume the sale of all Institutional Shares registered under this registration statement. Estimated proceeds are based on the Fund’s NAV of $102.52, as of August 31, 2015.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

You should rely only on the information contained in or incorporated by reference into this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any jurisdiction where the offer is not permitted.

PROSPECTUS SUMMARY

This is only a summary and does not contain all of the information that you should consider before investing in the Fund’s Institutional Shares. Before investing in the Fund’s Institutional Shares, you should carefully read the more detailed information appearing elsewhere in this Prospectus, especially the information under the heading “Risk Factors.”

The Fund	Cross Shore Discovery Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. Interests in the Fund (“Shares”) are also registered under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”). Although Shares are registered under the 1940 Act and the 1933 Act, they are subject to substantial limitations on transferability and resale.

The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds that predominately employ equity long/short strategies (each a “Portfolio Fund”). These Portfolio Funds are not registered under the 1940 Act and the Fund principally invests in Portfolio Funds organized outside of the U.S.

The Fund is suitable only for investors that can tolerate a significant amount of investment risk and that do not require liquidity of their interests in the Fund.

This Prospectus offers Shares of the Fund’s Institutional class (the “Institutional Shares”). In the future, the Fund may offer other classes of common shares with different pricing structures.

The Offering	•	Offering of Institutional Shares by the Fund – the Fund is offering Institutional Shares on a continuous basis. Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. For purposes of this Prospectus, “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business.

•

Resale of Institutional Shares by Selling Shareholders – this Prospectus also relates to the possible resale by certain of our security holders of up to 157,181.16 Institutional Shares that were issued and outstanding prior to January 30, 2015, the effective date of the Fund’s initial registration statement (the “Selling Shareholders”). The Fund does not expect the Selling Shareholders to re-sell their interests in the Institutional Shares to third parties because: (1) the Selling Shareholders acquired the Institutional Shares for investment purposes only and not with any view toward a resale thereof; and (2) the Institutional Shares are subject to substantial restrictions on transferability. Also, the Selling Shareholders have confirmed that they expect to complete any liquidation of their interests in Institutional Shares through participation in repurchase offers by the Fund when and if authorized by the Fund’s Board of Trustees (the “Board”).

See “Purchases of Shares,” “Repurchases of Shares” and “Plan of Distribution,” and “Transfer of Institutional Shares.”

Eligible Investors	The Fund will only sell Institutional Shares to a prospective investor who is a U.S. person for U.S. Federal income tax purposes and who: (1) satisfies the definition of “accredited investor” as defined in Regulation D under the 1933 Act; (2) has an account managed by an investment adviser registered under the Investment Advisers Act or 1940, as amended (the “Advisers Act”) and the adviser is subscribing for Institutional Shares in a fiduciary capacity on behalf of that account; (3) is a Managing Member of the Adviser; (4) is an employee of the Adviser that perform policy making functions; or (5) is an employee of the Adviser who, in connection with his or her regular functions or duties, participates in investment activities of registered and private investment companies managed by the Adviser, provided that such employees have performed such functions and duties on behalf of the Adviser, or substantially similar functions or duties for or on behalf of another company, for at least 12 months. Investors meeting these requirements are referred to in this Prospectus as “eligible investors.”

After an initial purchase, shareholders subscribing for additional Institutional Shares will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Fund appear in the subscription agreement that must be completed by each prospective shareholder. The form of Subscription Agreement follows as Appendix A.

Selling Shareholders must provide a notice to the Fund of any proposed transfer of Institutional Shares and this notice must include evidence satisfactory to the Board that the proposed transferee is an Eligible Investor and a U.S. person for U.S. federal income tax purposes.

With limited exceptions, Institutional Shares are not transferable, and liquidity for investments in Institutional Shares may be provided only through periodic repurchase offers by the Fund.

See “Eligible Investors” and “Transfer of Shares.”

Investment Objective	The Fund’s investment objective is to seek rates of return over a full market cycle that exceed the average rate of return of the HFRI Equity Hedge Index with capital draw downs and overall volatility less than broad U.S. equity market indices.

A capital draw down is a period during which the Fund’s NAV is below its most recent, highest NAV. The HFRI Equity Hedge Index, an equally weighted performance index, consists of investment managers who maintain positions both long and short in primarily equity and equity derivative securities.

See “Investment Objective.”

Principal Investment Strategies	In seeking rates of return that exceed the average rate of return of the HFRI Equity Hedge Index, Cross Shore Capital Management, LLC (the “Adviser”) allocates the Fund’s assets among a selected group of investment managers (“Investment Managers”) that direct the investment of such assets in securities and other financial instruments.

The Adviser focuses on Investment Managers that fit within the following criteria:

•	a minimum of five years’ experience in equity research or portfolio management;

•	a disciplined risk management style and a clearly defined investment philosophy;

•	a substantial portion of the Investment Manager’s (and/or its principals) own assets are invested in a prospective Portfolio Fund;

•	less than $1 billion of assets under management at the time of the Fund’s investment; and/or

•	stable firm management and reliable back-office support.

The Fund accesses these Investment Managers by investing in Portfolio Funds managed by these Investment Managers. The Portfolio Funds are not registered under the 1940 Act. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”) for federal income tax purposes. To facilitate compliance with the Code provisions applicable to RICs, the Fund principally invests in Portfolio Funds organized outside of the U.S. See “Certain Tax Considerations – Taxation as a RIC”.

The Fund seeks to invest at least 80% of its total assets in Portfolio Funds that predominantly employ equity long/short strategies. Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

Investment Managers may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. Investment Managers, for example, may construct long and short portions based upon: (1) a mispricing of equity securities relative to each other or relative to historic norms (Relative Value Approach); (2) the effect of events on different equity securities (Event Driven Approach); (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Long/Short Approach); and/or (4) the effect of economic and political changes on the prices of equity securities (Directional Trading Approach) (collectively, “Long/Short Equity Techniques”). The Investment Managers may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g. U.S., emerging markets, global) and asset classes (e.g. common stocks, preferred stocks and convertible securities) to implement their long/short equity strategies.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants (“Equity Securities”) to implement their equity long/short strategies. A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. For example, a Portfolio Fund may take a long or short position in the Fixed Income Securities of one or more specific issuers or groups of Fixed Income Securities to the extent that the Investment Manager believes that such securities constitute a better investment opportunity than corresponding Equities Securities over a given period of time. A Portfolio Fund may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio. It is expected that an Investment Manager may apply techniques similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities.

Derivatives. While a Portfolio Fund generally implements its long/short strategies by investing directly or selling short Equity and Fixed Income Securities, a Portfolio Fund may use derivatives, typically, options on Equity or Fixed Income indices (each an “Index”), futures on Indices and total return swaps involving one or a basket of Equity or Fixed Income Securities, to create synthetic exposure to these Indices/securities for the purposes of increasing portfolio profitability or hedging against certain long/short strategy risks, including short selling risk.

Options. An option contract is a bilateral agreement that permits, but does not obligate, the purchaser, in return for a premium paid to the writer (seller) of the option, to buy an asset from (in the case of a call option) or sell an asset to (in the case of a put option) the writer (seller) at a specific price (the “Strike Price”) on or before the expiration date of the contract. An Investment Manager may purchase a call option or write (sell) a put option on an Index if the Investment Manager expects the value of the Index to increase during the term of the option. Alternatively, an Investment Manager may purchase a put option or write (sell) a call option on an Index if the Investment

Manager expects the market value of that Index to decrease during the term of the option. The exercise of an Index option settles in cash. A Portfolio Fund may close out a call or put written on an Index by purchasing a call or put, respectively, on the same Index and with the same Strike Price and expiration date. To close out a position as a purchaser of an Index option, a Portfolio Fund may sell the option previously purchased, although the Portfolio Fund could exercise the option should it deem it advantageous to do so.

Futures. A futures contract is a bilateral agreement where one party agrees to accept delivery/purchase an asset (a long position), and the other party agrees to make delivery/sell the asset (a short position), as called for in the contract, on a specified date and at an agreed-upon price (the “Settlement Price”). An Investment Manager may take a long position in an Index futures contract if the Investment Manager expects the value of the Index to increase during the term of the contract. Alternatively, an Investment Manager may take a short position in an Index futures contract if the Investment Manager expects the market value of the Index to decrease during the term of the contract. Futures contracts settle in cash on the Settlement Date. A Portfolio Fund may elect to close a futures position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Swap Agreements. Swap agreements are individually negotiated bilateral contracts created to gain exposure to a variety of different types of investments or market factors. In a total return swap on Equity Securities, one party sells (the “Payor”) to the other party (the “Receivor”) an amount equal to all cash flows from and price appreciation on the Equity Securities during the term of the agreement in return for a payment based on fixed or floating rate and an amount equal to any depreciation on the Equity Securities during the term of the agreement. A Portfolio Fund may elect to participate in a total return swap as “Receivor” if the Investment Manager expects the underlying Equity Securities to increase in value in an amount greater that the fixed rate to be paid under the agreement. Alternatively, a Portfolio Fund may elect to participate in a total return swap as “Payor” if the Investment Manager expects the underlying Equity Securities to decline in value during the term of the agreement but to increase in value over the long term.

Other Investments. Because a Portfolio Fund is not registered under the 1940 Act and its governing documents typically do not impose significant investment restrictions, the Portfolio Fund may also, without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments including but not limited to those described above.

See “Principal Investment Strategies – Portfolio Funds.”

Borrowing (For Non-Leverage Purposes)	The Fund has the authority to borrow money. Generally, such borrowing will be limited to 25% of the Fund’s total assets at the time of the borrowing. The Fund may enter into a credit facility with a third-party lender to facilitate borrowing. The Fund currently intends to utilize credit facilities for: (1) satisfying periodic offers to repurchase Institutional Shares when and if authorized by the Board; (2) paying fees and expenses; and (3) making investments in anticipation of the receipt of subscription funds.

The Portfolio Funds may also borrow money for similar and other non-leverage purposes.

Leverage	The Portfolio Funds may engage in various forms of leverage. Leverage can be employed in a variety of ways including using margin (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy Equity and Fixed Income Securities), selling short Equity and Fixed income securities, using derivatives and participating in other forms of direct and indirect borrowing. If a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed and leverage may result in a Portfolio Fund controlling more assets than the Portfolio Fund has equity.

See “Principal Investment Strategies – Leverage.”

Principal Risks	An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below. In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risks of investing in the Fund prior to acquiring Institutional Shares.

The following is a summary of the principal risks of investing in the Fund. The principal risks of investing in the Fund may adversely affect the Fund’s performance. For a more complete discussion of these risks, see “Principal Risks” below.

•	Borrowing Risk (For Non-Leverage Purposes) – The rights of creditors to the assets of a debtor are senior to those of equity investors. As a creditor, a third-party lender would have a first priority claim on any cash and assets held by the Fund, which could reduce or eliminate the liquidity available for periodic repurchase offers, when and if approved by the Board.

•	Conflicts of Interest Risk – The investment activities of the Adviser and its affiliates for their own accounts and for other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. For example, the Fund may purchase certain securities while another account is selling the same or similar securities due to varying investment strategies.

Also, the Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees. Each client of the Adviser has its own investment objectives, trades independently and generally does not compete with other clients for investment opportunities. When allocating a limited investment opportunity that is potentially appropriate for several clients, the Adviser may consider a number of factors including each client’s investment objectives and strategies, risk profile, tax status, other assets, liquidity, and timing of cash flows to help ensure that the limited opportunity is allocated fairly.

Certain affiliates of the Investment Managers may be shareholders of the Fund and/or clients in other funds managed by the Adviser, which could create an incentive for the Adviser to purchase or redeem interests in certain Portfolio Funds.

•	Fund of Funds Structure Risk – Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure:

Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Custody Risk. A Portfolio Fund may not be required to, or may not, custody assets consistent with the requirements of the 1940 Act and therefore such assets are more likely at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Expense Layering Risk. In addition to its own expenses, the Fund will also bear its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds. Also, each Investment Manager generally will be entitled to receive a management fee of between 1% and 2% and a performance-based allocation, expected to range up to 20% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses.

Foreign Organization Risk. The Fund principally invests in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. See also “Portfolio Funds Risk – Foreign Investment Risk” below.

Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the long/short equity strategies of the Portfolio Funds.

Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents.

Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. This may result in a

Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser, however, will generally not be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation.

•	Legal and Regulatory Risk – Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

•	Liquidity Risk – An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Institutional Shares and Institutional Shares are subject to substantial restrictions on transferability. There is currently no market for Institutional Shares, and it is not contemplated that one will develop.

•	Loss of Investment Risk – An investment in the Fund is subject to loss, including the possible loss of the entire amount invested.

•	Limited Operating History Risk – The Fund is a recently-formed entity that has limited operating history upon which investors can evaluate the Fund’s anticipated performance. Prior to the inception of the Fund, the Adviser did not manage an investment company registered under the 1940 Act. The 1940 Act and the Code impose numerous investment constraints on the operations of registered investment companies and the Adviser’s inexperience in managing a portfolio of assets subject to such constraints may hinder its ability to take advantage of attractive investment opportunities.

•	Market Risk – The success of the Fund’s activities may be affected by general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the volatility, value and liquidity of the Fund’s investments.

•	Non-Diversification Risk – The Fund is non-diversified and the Fund’s investment in the securities of a limited number of Portfolio Funds exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

•	Portfolio Fund Risk – The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds:

Borrowing Risk (For Non-Leverage Purposes). The rights of creditors to the assets of a debtor are senior to those of equity investors. As a creditor, a third-party lender would have a first priority claim on any cash and assets held by a Portfolio Fund.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. The issuer of a convertible security may force a Portfolio Fund to convert the convertible securities before it would otherwise choose to do so, which may decrease the Portfolio Fund’s return.

Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies.

Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the equity securities of smaller companies at an acceptable price, especially during periods of market volatility.

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. High yield Fixed Income Securities or “junk bonds” are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with lower interest rates, thus reducing performance.

Focus Risk. A Portfolio Fund that invests in a particular market sector will be subject to the risks associated with that sector and may be more adversely affected by risks of that market sector than if the Portfolio Fund invested its assets across multiple market sectors.

Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social, political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions and may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S.

Futures Risk. The price of an Index futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index, the Settlement Price, the time remaining until the expiration date of the futures contract and the volatility of the Index. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index futures. A small investment in a futures contract may have a large impact on the performance of a

Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index future will suffer losses, which may theoretically be unlimited, as the value of the underlying Index declines. The seller of an Index future will suffer losses, which also may theoretically be unlimited, as the value of the Index increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index futures contract may result in substantial losses to a Portfolio Fund. Changes in the liquidity of Index futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the Index futures. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result. Potential losses on Index futures contracts are unlimited.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer.

Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (i.e., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities.

Long/Short Equity Strategy Risk. The success of a long/short equity strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the equity securities utilized to implement the strategy.

Investment Managers employ utilize Long/Short Equity Techniques the risks of which are as follows:

Relative Value Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short positions based on such discrepancies.

Event Driven Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to timely identify potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers.

Fundamental Long/Short Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities.

Directional Trading Approach Risk. The success of this technique is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short positions in those securities based on such predictions.

It is expected that an Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities. These techniques will involve investment risks similar to those associated with the Long/Short Equity Techniques.

Options Risk. The price of an Index option can be highly volatile and is dictated by a variety of factors including the value of the Index, the Strike Price, the time remaining until the expiration date of the option and the volatility of the Index. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an Index option. A small investment in an Index option may have a large impact on the performance of a Portfolio Fund as an Index option may result in losses in excess of amounts invested. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The market for Index options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of Index options. If Index options cannot be closed out timely due to illiquid secondary markets, losses may result. Potential losses on the purchases of puts and calls are limited to the amount of premium paid. The writing of calls and puts exposes the writer to potentially unlimited losses.

Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Losses on short sales are theoretically unlimited.

Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of these swaps. Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities. Participation in a total return swap also involves counterparty credit risk and payments owed to a participant may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

Purchases of Shares

Offering of Institutional Shares by the Fund. The Fund continuously offers Institutional Shares at their NAV per Share through Unified Financial Securities, Inc., the principal underwriter and distributor of the Institutional Shares (the “Distributor”).

Additional broker-dealers or other financial intermediaries (“Selling Agents”) may be appointed by the Distributor to assist in the distribution of Institutional Shares. The Institutional Shares are not subject to a sales load. Selling Agents may also impose terms and conditions on investor accounts and investments in the Fund that are in addition to the terms and conditions set forth in this Prospectus. These additional terms and conditions that may be imposed by Selling Agents are not imposed by the Fund, the Distributor or the Fund’s service providers.

Eligible Investors who are “Institutional Investors” or individual investors may purchase Institutional Shares. “Institutional Investors” may include: (1) corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities; and (2) Eligible Investors investing through Selling Agents that have entered into an agreement with the Distributor to offer Institutional Shares through a no-load network or platform.

The minimum initial subscription for Institutional Shares is $50,000 and the minimum subsequent subscription is $5,000. The Fund intends to accept initial and additional purchases of Institutional Shares as of the first Business Day of each calendar month. Institutional Shares may be offered less frequently as determined by the Board in its sole discretion.

Generally, purchases are subject to the receipt of immediately available funds at least four (4) Business Days prior to the applicable purchase date (i.e., the first Business Day of each month). The investor will not become a shareholder of the Fund and will have no rights under the Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) until the purchase date. The investor must also complete a subscription agreement, the form of which follows as Appendix A, (for initial purchases) and/or such other documentation as required by the Fund (for both initial and subsequent purchases). Generally, this documentation must be received by the Fund’s transfer agent at least six (6) Business Days before the purchase date. Investors should confirm specific deadlines for receipt of funds and documentation by a Selling Agent as those entities may maintain different deadlines.

The Fund reserves the right to reject, in whole or in part, any purchase of Institutional Shares and may suspend the offering of Institutional Shares at any time.

See “Plan of Distribution” and “Purchases of Shares.”

Resale of Institutional Shares by Selling Shareholders. Pursuant to this Prospectus, Selling Shareholders may resell Institutional Shares acquired prior to January 30, 2015, the effective date of the Fund’s initial registration statement (1933 Act registration number 33-196691), consistent with the transferability and resale restrictions associated with Institutional Shares as set forth herein. The Fund does not expect the Selling Shareholders to re-sell their interests in the Institutional Shares to third parties because: (1) the Selling Shareholders acquired the Institutional Shares for investment purposes only and not with any view toward a resale thereof; and (2) the Institutional Shares are subject to substantial restrictions on transferability. Also, the Selling Shareholders have confirmed that they expect to complete any liquidation of their interests in Institutional Shares through participation in repurchase offers by the Fund when and if authorized by the Board.

See “Purchases of Shares,” “Repurchases of Shares” and “Plan of Distribution,” and “Transfer of Shares.”

No Redemptions; Repurchases of Shares	Because the Fund is a closed-end fund, shareholders do not have the right to require the Fund to redeem any or all of their Institutional Shares. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase Institutional Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Institutional Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31(or, if any such date is not a Business Day, on the last Business Day of such calendar quarter) (each a “Valuation Date”).

In order to permit the Fund to finance the repurchase of Institutional Shares through a liquidation of all or a portion of its interest in a Portfolio Fund, the repurchase offer will terminate, and shareholders will be required to tender the Institutional Shares they wish to sell in the repurchase offer, at least 75 days prior to the Valuation Date (“Repurchase Offer Acceptance Deadline”). The Repurchase Acceptance Deadline will be specified in the notice describing the terms of the applicable repurchase offer. A repurchase offer will terminate on the designated Repurchase Offer Acceptance Deadline and any tender of Institutional Shares received from a shareholder after that date will be void.

The Fund requires that a tendering shareholder tender a minimum of $25,000 worth of Institutional Shares. A shareholder tendering only a portion of its Institutional Shares for purchase will be required to continue to hold Institutional Shares with a value of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the value of its Institutional Shares (after giving effect to the repurchase) to fall below $25,000, the Fund may reduce the amount to be repurchased so that value of the shareholder’s account is at least $25,000 or the Fund may repurchase all of the shareholder’s Institutional Shares.

See “Repurchases of Shares.”

Transfer of Shares	There is no public market for Institutional Shares and none is expected to develop. The Fund will not list Institutional Shares on a stock exchange or similar market. With very limited exceptions, Institutional Shares are not transferable, and liquidity for investments in Institutional Shares may be provided only through periodic repurchase offers by the Fund. If a shareholder attempts to transfer Institutional Shares in violation of the Fund’s transfer restrictions, the transfer will not be permitted and will be void.

See “Transfers of Shares.”

Distributions/Dividend Reinvestment Plan	The Fund intends to distribute substantially all of its net investment income to shareholders annually. Unless a shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Institutional Shares.

See “Distributions” and “Dividend Reinvestment Plan.”

Adviser	Cross Shore Capital Management, LLC, a New York limited liability company, is the Adviser. The Adviser is a registered investment adviser with offices at 111 Great Neck Road, Suite 210, Great Neck, New York 11021.

As of June 30, 2015, the Adviser’s total assets under management were approximately $670 million.

For management services rendered to the Fund pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser receives an annual fee of 1.75%, payable monthly based on the Institutional Shares’ month end NAV.

See “Management – Investment Adviser.”

Performance	Simultaneous with the commencement of the Fund’s operations on January 2, 2015 (“Commencement of Operations”), the Cross Shore Discovery Fund, LTD (the “Predecessor Fund”), terminated and distributed its assets (after the payment of all remaining liabilities and obligations and the establishment of any reserves) to its sole partner, Cross Shore QP Partners, LP (the “QP Partnership”). Upon receipt, the QP Partnership contributed these assets to the Fund in return for more than 80% of the ownership interests in the Fund. The performance of Institutional Shares for periods before January 2, 2015 is that of the Predecessor Fund. The Predecessor Fund’s performance has been adjusted to reflect the estimated gross expenses of the Institutional Shares (minus the projected Acquired Fund Fees and Expenses). For the estimated gross expenses of the Institutional Shares (including Acquired Fund Fees and Expenses), see “Summary of Fund Expenses.”

For past performance information of Institutional Shares, see “Performance.”

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE INVESTMENT RESULTS.

Services	Administrator. Citco Mutual Fund Services Inc. (“Administrator”) provides administration, fund accounting and compliance services to the Fund and supplies certain officers to the Fund including a Principal Financial Officer, a Chief Compliance Officer, an Anti-Money Laundering Officer as well as additional compliance support personnel. Fees and expenses of the Administrator are paid by the Fund.

The Administrator has retained Huntington Asset Services, Inc. (“Huntington”) to serve as the Fund’s sub-administrator. Huntington is compensated by the Administrator for the sub-administration services provided to the Fund.

Transfer Agent. Huntington provides transfer agency services to the Fund and the Fund compensates Huntington for the provision of these services.

Custodian. The Huntington National Bank, N.A. (“Custodian”), 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments and may maintain Fund assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board. Fees and expenses of the Custodian are paid by the Fund. The Custodian has retained Citco Bank (Canada), Inc. (the “Foreign Custodian”) to serve as the Fund’s foreign subcustodian and to custody the Fund’s interests in the Portfolio Funds. The Foreign Custodian is compensated by the Custodian for the foreign custody services provided to the Fund.

See “Services.”

Fund Expenses	Fund Expenses. The Fund bears its own operating expenses which include, but are not limited to: (1) organizational and offering costs; (2) the fees and certain expenses of its service providers including legal and audit fees; (3) Trustee fees; (4) repurchase offer expenses; (5) costs of printing prospectuses and shareholder reports; and (6) registration fees.

Portfolio Fund Expenses. The Portfolio Funds incur their own operating expenses. As an investor in the Portfolio Funds, the Fund indirectly bears its pro rata allocation of the Portfolio Funds’ expenses.

Expense Limitation. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Institutional Shares will not exceed 2.25% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until July 31, 2016. The Adviser may recoup fees waived and expenses reimbursed under certain circumstances.

See “Fund Expenses.”

Certain Tax Considerations	The Fund intends to qualify, for U.S. federal income tax purposes, as a RIC under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To maintain its RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses.

For each taxable year that the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on any of its income distributed to shareholders. The Fund will distribute substantially all of its net investment income and gains to shareholders and these distributions will generally be taxable to shareholders as ordinary income. Shareholders not subject to tax on their income will not be required to pay tax on these distributions.

See “Certain Tax Consequences.”

Certain ERISA Considerations	Generally, investors subject to The Employee Retirement Income Security Act of 1974 (“ERISA”) and other tax exempt investors, including employee benefit plans, individual retirement accounts, and Keogh Plans, may acquire Institutional Shares to the extent that they are Eligible Investors. Fund assets are not deemed to be “plan” assets under ERISA.

Before investing the assets of a plan subject to ERISA (each an “ERISA Plan”) or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (together with ERISA Plans, “Plans”) in the Fund, the Plan fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in U.S. Department of Labor (“DOL”) regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for the Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made.

See “Certain ERISA Considerations.”

SUMMARY OF FUND EXPENSES

The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

Annual Fund Operating Expenses (as a percentage of average net assets)	Institutional Shares
Management Fees	1.75%
Interest Payments on Borrowed Funds(1)	0.03%
Other Expenses(2)	1.17%
Acquired Fund Fees and Expenses(3)	5.53%
Total Annual Fund Operating Expenses(4)	8.48%
Fee Waiver and/or Expense Reimbursement(4)	(0.67)%
Net Expenses(4)	7.81%

(1)	Estimated based on Fund’s month-end assets of $32,293,591 (as of March 31, 2015 plus the value of new subscriptions received and to be processed as of April 1, 2015).
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will be subsequently reimbursed by the Fund consistent with the terms of the expense limitation agreement described in Note 4 below.
(3)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 1% to 2% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge an incentive allocation or fee which is expected to range up to 20% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
(4)	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Institutional Shares to 2.25% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived. These arrangements will continue until July 31, 2016 and may be terminated at any time by the Board. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that: (1) you invest $1,000 in the Fund; (2) your investment has a 5% return each year; (3) operating expenses and net expenses remain as stated in the previous table except to reflect the completion of the amortization of offering costs; and (4) all income dividends and capital gains distributions are reinvested in additional Institutional Shares at the NAV per Share. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$77	$233	$379	$704

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance. The table below reflects the financial results for a single Institutional Share. This information has been derived from the Fund’s financial statements. The information has been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm, whose report appears in the Fund’s annual report to shareholders dated March 31, 2015. The annual report is available from the Fund upon request without charge.

	For The Period January 30, 2015 to March 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$98.99

Investment operations:
Net investment loss	(0.38	)(2)
Net unrealized gains/(losses) from investments in Portfolio Funds	4.89

Net change in net assets resulting from operations	4.51

Net asset value, end of period	$103.50

Total return(3)	4.56	%(4)
Net assets, end of period:	$16,293,591
Ratios To Average Net Assets(5)
Expenses after waiver and reimbursement	2.25	%(6)
Expenses before waiver and reimbursement	5.11	%(6)
Net investment income after waiver and reimbursement	(2.25	%)(6)
Net investment income before waiver and reimbursement	(5.11	%)(6)
Portfolio turnover rate	0.00	%(4)

(1)	The period of the financial highlights are from the date of effectiveness of the Fund’s registration statement under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, through March 31, 2015.
(2)	Calculated based on the average shares outstanding during the period, January 30, 2015 to March 31, 2015.
(3)	Total return in the above table represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(4)	Not annualized.
(5)	The ratios do not reflect the Fund’s proportionate share of income and expenses of the underlying Portfolio Funds.
(6)	Annualized.

THE FUND

The Fund is a recently formed Delaware statutory trust that is registered under the 1940 Act as a non-diversified, closed-end management investment company. Although the Institutional Shares are registered under both the 1940 and 1933 Acts, they are subject to substantial limitations on transferability and resale.

The Fund’s office is located at 2960 North Meridian Street, Indianapolis, Indiana 46208 and its telephone number is (844) 300-7828.

The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed Portfolio Funds. The Adviser believes that investing in multiple Portfolio Funds that, collectively, utilize a variety of investment approaches and techniques to implement their equity long/short strategies provides exposure to an assortment of investment opportunities and the potential for lower investment risk through professional actively managed hedged exposure to equity markets.

The Portfolio Funds are not registered under the 1940 Act and the Fund principally invests in Portfolio Funds organized outside of the U.S.

The Fund is suitable only for investors that can tolerate a significant amount of investment risk and that do not require liquidity of their interests in the Fund.

This Prospectus offers the Fund’s Institutional Shares.

USE OF PROCEEDS

The Fund invests proceeds from the sale of Institutional Shares, net of fees and expenses, consistent with its investment objective and investment strategies. These proceeds are invested as soon as possible (and not later than 3 months) after their receipt consistent with market conditions and the availability of suitable investments. Pending investment in Portfolio Funds, the Fund may invest the proceeds in cash equivalents such as high-quality, short-term debt securities and money market funds. The Fund may also maintain a portion of the proceeds in cash equivalents to satisfy operational expenses. The Fund does not expect to receive any proceeds from the resale of Institutional Shares by the Selling Shareholders.

At times when the Fund is not investing in Portfolio Funds, it will not be pursuing its investment objective.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide investors with rates of return over a full market cycle that exceed the average rate of return of the HFRI Equity Hedge Index with capital draw downs and overall volatility less than the broad U.S. equity market indices.

A capital draw down is a period during which the Fund’s NAV is below its most recent, highest NAV. The HFRI Equity Hedge Index, an equally weighted performance index, consists of investment managers who maintain positions both long and short in primarily equity and equity derivative securities.

An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

The Fund’s investment objective is non-fundamental and may be changed by the Board.

PRINCIPAL INVESTMENT STRATEGIES

Portfolio Funds

In seeking rates of return that exceed the average rate of return of the HFRI Equity Hedge Index, the Adviser allocates the Fund’s assets among a selected group of Investment Managers that direct the investment of such assets in securities and other financial instruments. The Fund accesses these Investment Managers by investing in Portfolio Funds managed by these Investment Managers. The Portfolio Funds are not registered under the 1940

Act. To facilitate compliance with the Code provisions applicable to RICs, the Fund principally invests in Portfolio Funds organized outside of the U.S. See “Certain Tax Considerations – Taxation as a RIC.”

The Fund seeks to invest at least 80% of its total assets in Portfolio Funds that predominantly employ equity long/short strategies. Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the Equity Securities (or the equivalent thereof) of U.S. and foreign issuers. A Portfolio Fund takes a “long” position in an equity security when it purchases the security with an expectation that the security will increase in value. A “short” position is created when a Portfolio Fund borrows an equity security from a third party and sells the security based on the expectation that its value will decline. A Portfolio Fund may profit on a short sale if it can return the borrowed security by purchasing the security in the market at a price lower than that at which the security was sold short.

These long and short positions are created by purchasing and selling short specific Equity Securities or groups of Equity Securities. Investment Managers may utilize a variety of investment approaches and techniques to implement their long/short equity strategies including the following Long/Short Equity Techniques:

Relative Value Approach: The relative value approach involves the purchase and selling short of Equity Securities or groups of Equity Securities to capitalize on a mispricing relative to each other or based on historic norms.

Event Driven Approach: The event driven approach attempts to take advantage of the effect of events on the value of Equity Securities by purchasing Equity Securities whose value is expected to increase due to an anticipated event and by selling short Equity Securities whose value is expected to decrease due to an anticipated event. Equity Securities subject to this strategy may include distressed companies (e.g., companies whose Equity Securities are available at a reduced price but are expected to be worth more after emergence from bankruptcy or upon liquidation) and companies subject to potential mergers as well as companies initiating spin offs, restructurings and recapitalizations.

Fundamental Long/Short Approach: The fundamental long/short approach involves the purchase of Equity Securities or groups of Equity Securities that are undervalued and the selling short of such securities that are overvalued.

Directional Trading Approach: The directional trading approach attempts to capitalize on increases and declines in the values of Equity Securities in response to economic and political changes such as changes in interest rates, exchange rates, liquidity and political leadership.

The Investment Managers may also utilize a variety of investment styles (e.g., growth/value, small cap/large cap) and may focus on specific sectors (e.g. financials, healthcare, telecommunications), regions (e.g. U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement their long/short equity strategies.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other Equity Securities such as preferred stocks, convertible securities and warrants to implement their equity long/short strategies. A Portfolio Fund may also invest in Fixed Income Securities on an opportunistic basis. For example, a Portfolio Fund may take a long or short position in the Fixed Income Securities of one or more specific issuers or groups of Fixed Income Securities to the extent that the Investment Manager believes that such securities constitute a better investment opportunity than corresponding equities and Equity Securities over a given period of time. A Portfolio Fund may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio. It is expected that an Investment Manager may apply techniques similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities.

Derivatives. While a Portfolio Fund generally implements its long/short strategies by investing directly or selling short Equity and Fixed Income Securities, a Portfolio Fund may use derivatives, typically, options on Indices, futures on Indices and total return swaps involving one or a basket of Equity or Fixed Income Securities, to create synthetic exposure to these Indices/securities for the purposes of increasing portfolio profitability or hedging against certain long/short strategy risks, including short selling risk.

Options. An option contract is a bilateral agreement that permits, but does not obligate, the purchaser, in return for a premium paid to the writer (seller) of the option, to buy an asset from (in the case of a call option) or sell an asset to (in case of a put option) the writer (seller) at the Strike Price on or before the expiration date of the contract. An Investment Manager may purchase a call option or write (sell) a put option on an Index if the Investment Manager expects the value of the Index to increase during the term of the option. Alternatively, an Investment Manager may purchase a put option or write (sell) a call option on an Index if the Investment Manager expects the market value of that Index to decrease during the term of the option. If the Strike Price of a call option is less than value of the Index, the purchaser may exercise the option and receive a cash amount from the seller equal to the difference between the Strike Price and the closing price of the Index, multiplied by a factor (typically $100), on the date of exercise. If the Strike Price of a put option exceeds the value of the Index, the purchaser may exercise the option and receive a cash amount from the seller equal to the difference between the exercise price and the closing price of the Index, multiplied by a factor (typically $100), on the exercise date.

A Portfolio Fund may close out a call or put written on an Index by purchasing a call or put, respectively, on the same Index and with the same Strike Price and expiration date. To close out a position as a purchaser of an Index option, a Portfolio Fund may sell the option previously purchased, although the Portfolio Fund could exercise the option should it deem it advantageous to do so.

Futures. A futures contract is a bilateral agreement where one party agrees to accept delivery/purchase an asset (a long position), and the other party agrees to make delivery/sell the asset (a short position), as called for in the contract, on a specified date and at the Settlement Price. A futures contract on an Index involves the delivery of an amount of cash equal to a specified dollar amount (e.g. $500 for S&P 500 futures) times the difference between the Index value at the close of trading of the contract and the price at which the futures contract was originally struck. An Investment Manager may take a long position in a futures contract if the Investment Manager expects the value of the Index to increase during the term of the contract. Alternatively, an Investment Manager may take a short position in a futures contract if the Investment Manager expects the market value of the Index to decrease during the term of the contract. Futures contracts settle in cash on the Settlement Date. Generally, futures contracts are closed out prior to their expiration date. A Portfolio Fund may elect to close a futures position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Swap Agreements. Swap agreements are individually negotiated bilateral contracts created to gain exposure to a variety of different types of investments or market factors. In a total return swap on Equity Securities, the Payor sells to the Receivor an amount equal to all cash flows from and price appreciation on the Equity Securities during the term of the agreement in return for a payment based on a fixed or floating rate and an amount equal to any depreciation on the Equity Securities during the term of the agreement. A Portfolio Fund may elect to participate in a total return swap as “Receivor” if the Investment Manager expects the underlying Equity Securities to increase in value in an amount greater that the fixed rate to be paid under the agreement. Alternatively, a Portfolio Fund may elect to participate in a total return swap as “Payor” if the Investment Manager expects the underlying Equity Securities to decline in value during the term of the agreement but to increase in value over the long term.

Other Investments. Because a Portfolio Fund is not registered under the 1940 Act and its governing documents typically do not impose significant investment restrictions, the Portfolio Fund may also, without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments including but not limited to those described above.

Portfolio Funds Selection Process

Initial Due Diligence. It is the responsibility of the Adviser to: (1) identify Investment Managers and the Portfolio Funds in which the Fund will invest; and (2) determine the percentage of Fund assets to be allocated to each Portfolio Fund. The Adviser believes it has a competitive advantage in identifying prospective Portfolio Funds because of its long-standing professional relationships, its wide network of industry contacts developed from years of securities industry experience and the investment process through which it analyzes Investment Managers.

The Adviser focuses on Investment Managers that generally fit within the following criteria:

•	a minimum of five years’ experience in equity research or portfolio management;

•	a disciplined risk management style and a clearly defined investment philosophy;

•	a substantial portion of the Investment Manager’s (and/or its principals) own assets are invested in a prospective Portfolio Fund;

•	less than $1 billion of assets under management at the time of the Fund’s initial investment; and/or

•	stable firm management and reliable back-office support.

No single criterion listed above is determinative and certain investments may be made irrespective of the failure of the Investment Manager to meet all of the criteria listed above. Additionally, certain of the above criteria may be emphasized over others in the selection of a particular Investment Manager.

Prior to investing in a Portfolio Fund, the Adviser conducts an onsite visit of the Investment Manager to further evaluate the operations and controls of the Investment Manager. This due diligence visit typically includes a review of the Investment Manager’s investment process, portfolio valuation procedures, trading facilities and relationships with brokers/dealers, the applicable Portfolio Fund’s custodial arrangements and the portfolio valuation process.

To minimize investment risk, the Adviser seeks to create, through the Portfolio Funds, equity exposure to a variety of companies that operate across multiple regions and sectors. To achieve this goal, the Adviser determines the Fund’s allocations amongst the Portfolio Funds based on its perception of current and future market conditions and upon is evaluation of the correlation of the investments and volatility of the Portfolio Funds under various market conditions. The weighting of a particular Portfolio Fund will be dependent upon these factors as well as other risk control considerations and capacity constraints. Risk control considerations include a Portfolio Fund’s concentration in certain securities and its volatility profile. To address capacity constraints, the Fund may increase its allocation to a Portfolio Fund that is closing to new investments while capacity is still available and may redeem from a Portfolio Fund if the Adviser believes that the Fund will be unable to size the position appropriately within the Fund’s portfolio.

Ongoing Due Diligence. The Adviser regularly monitors data provided by the Investment Managers, including performance, portfolio statistics and financial reports. The Adviser may increase, decrease or eliminate the Fund’s investment in a Portfolio Fund or add new Portfolio Funds for various reasons. For example, the Adviser may increase the Fund’s investment in a Portfolio Fund if: (1) its Investment Manager’s investment style/techniques are expected to perform well during current or forecasted market conditions; or (2) greater exposure to the strategies employed by the Portfolio Fund is necessary to hedge against other investment risks to which the Fund is subject (e.g., reallocation of assets from a Portfolio Fund that invests principally in foreign equities to a Portfolio Fund that invests principally in domestic equities in response to global economic forecasts). Conversely, the Adviser may decrease or eliminate the Fund’s investment in a Portfolio Fund if: (1) a new investment opportunity is identified; (2) there is an elevated amount of turnover of investment personnel; (3) there is an unexpected change in portfolio characteristics; or (4) the Portfolio Fund has not performed as expected.

Since Portfolio Funds are generally illiquid and may only be redeemed at certain times, changes to the Fund’s allocation to one or more Portfolio Funds will generally be made when additional investment proceeds are received by the Fund or when selecting investments to liquidate to fund the repurchase of Shares, which may be periodically approved by the Board to provide limited liquidity to shareholders. The Adviser also takes into account liquidation fees that may be imposed by a Portfolio Fund when implementing changes to portfolio asset allocations amongst the Portfolio Funds. Generally, in order to avoid and/or limit the generation of these liquidation penalties, the Adviser expects to implement allocation adjustments upon receipt of additional investment proceeds by the Fund and/or by first liquidating interests in Portfolio Funds that are no longer subject to liquidation fees (i.e., interests held by the Fund beyond the lock-up/gate periods).

Investment Limitations Related to Portfolio Funds

The Adviser typically will not invest more than 15% of the Fund’s assets with any one Investment Manager (measured at the time of investment).

In addition, the Fund will limit its investment in any one Portfolio Fund to less than 5% of that Portfolio Fund’s outstanding voting securities to avoid 1940 Act prohibitions on affiliated transactions. The Fund may, however, purchase non-voting securities of Portfolio Funds or waive its voting rights with respect to interests held in Portfolio Funds.

Waivers of voting rights typically will be effected by means of a written agreement with the relevant Portfolio Fund pursuant to which the Fund automatically waives any voting rights it may hold subject to certain requirements. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. The Adviser will make a determination whether forgoing the right to vote is consistent with its fiduciary duty as an investment adviser to the Fund. When deciding to forego or waive voting rights, the Adviser will only consider the interests of the Fund.

As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund may invest provide their investors with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its shareholders from investing in non-voting securities.

Exemption from Registration as a Commodity Pool Operator. Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act (“Exemption”). In order to comply with the claimed exemption, the Fund will not participate, directly, or indirectly through its investment in the Portfolio Funds, in commodity futures contracts, commodity options contracts or swaps (collectively, “Commodity Contracts”) for other than bona fide hedging purposes (as defined under the Commodity Exchange Act) unless:

(1)	the aggregate initial margin and premiums required to establish the Commodity Contracts does not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on such contacts); or

(2)	the aggregate net notional value (as defined in the Commodity Exchange Act) of such Commodity Contracts, determined at the time the most recent position was established, does not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on such contacts).

The Fund does not intend to invest in Commodity Contracts directly. The applicability of these limitations to the Fund and other fund of fund products with only indirect exposure to Commodity Contracts through other funds in which they invest is currently under review by the Commodity Futures Trading Association (“CFTC”). If the CFTC amends the Exemption to modify or eliminate the applicability of these restrictions to fund of fund products, the Fund intends to continue to rely on the Exemption and related restrictions as modified.

Borrowing (For Non-Leverage Purposes)

The Fund has the authority to borrow money. Generally, such borrowing will be limited to 25% of the Fund’s total assets at the time of the borrowing.

The Fund may enter into a credit facility with a third-party lender to facilitate borrowing. The Fund currently intends to utilize credit facilities for: (1) satisfying periodic offers to repurchase Institutional Shares when and if authorized by the Board; (2) paying fees and expenses; and (3) making investments in anticipation of the receipt of subscription funds. The Fund may pledge its assets to the third-party lender as collateral for such a credit facility.

The Portfolio Funds may also borrow for similar and other non-leverage purposes and may pledge their assets as collateral for such loans.

Leverage

The Portfolio Funds may engage in various forms of leverage. Leverage can be employed in a variety of ways including using margin (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy equity and Fixed Income Securities), selling short Equity and Fixed Income Securities, using derivatives and participating in other forms of direct and indirect borrowing. If a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed and leverage may result in a Portfolio Fund controlling more assets than the Portfolio Fund has equity. A Portfolio Fund’s returns will increase if the Portfolio Fund earns a greater return on investments purchased with borrowed funds than the cost of borrowing such funds.

Cash and Cash Equivalents

The Fund may invest in cash and cash equivalents pending investments in Portfolio Funds and to: (1) satisfy periodic offers to repurchase Institutional Shares when and if authorized by the Board; and (2) pay fees and expenses.

The Fund may not achieve its investment objective when holding cash and cash equivalents.

PRINCIPAL RISKS

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below.

In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risk factors prior to acquiring Institutional Shares.

The principal risks of the Fund may adversely affect the Fund’s performance.

Borrowing Risk (For Non-Leverage Purposes)

As a creditor, a third-party lender has a first priority claim on any cash and assets held by the Fund, which could reduce or eliminate the liquidity available for periodic repurchase offers, when and if approved by the Board.

In the event that a credit facility utilized by the Fund is terminated by the third-party lender, the Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors.

Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. The investment strategy and criteria for the Fund may differ from the investment strategy and criteria for other accounts managed by the Adviser, and there may be circumstances where the Fund is purchasing or selling the same or similar securities opposite other funds managed by the Adviser. The management of multiple accounts may also result in the Adviser devoting unequal time and attention to the management of each account. The Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees and to prioritize the liquidation of investments held by higher paying accounts over lower fee-paying portfolios. The investment management fees paid to the Adviser by the Fund and other accounts may differ thus creating the incentive for the Adviser to favor another account over the Fund in allocating investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments. Each client of the Adviser has its own investment objectives, trades independently and generally does not compete with other clients for investment opportunities. When allocating a limited investment opportunity that is potentially appropriate for several clients, the Adviser may consider a number of factors including each client’s investment objectives and strategies, risk profile, tax status, other assets, liquidity, and timing of cash flows to help ensure that the limited opportunity is allocated fairly.

Certain affiliates of the Investment Managers may be shareholders of the Fund and/or clients in other funds managed by the Adviser, which could present a conflict of interest in the decision to purchase or redeem interests in certain Portfolio Funds.

Fund of Funds Structure Risk

Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure:

•	Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. A Portfolio Fund may fail to pursue its investment objective and strategies and the Portfolio Fund’s strategies may change and it may not use the same trading method in the future that was used to compile performance histories. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

•	Custody Risk. A Portfolio Fund may not be required to or may not custody assets consistent with the requirements of the 1940 Act and therefore such assets are more likely at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

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Expense Layering Risk. In addition to its own expenses, the Fund will also bear its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the

Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds.

Also, each Investment Manager generally will be entitled to receive a management fee of between 1% and 2% and a performance-based allocation, expected to range up to 20% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses.

•	Foreign Organization Risk. The Fund principally invests in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. Further, it may be more difficult or impossible to effect service of process on the Portfolio Funds, enforce judgments against the Portfolio Funds obtained in U.S. courts and based on U.S. securities laws, bring an original action in foreign court to enforce liabilities of the Portfolio Funds based on U.S. securities laws, and to bring claims on behalf of shareholders of the Portfolio Funds. See also “Portfolio Funds Risk – Foreign Investment Risk” below.

•	Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the long/short equity strategies of the Portfolio Funds.

•	Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

•	Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund). certain Portfolio Funds may: (1) impose lock-up periods or periods during which an investor may not redeem its investment; (2) impose gates or limitations on the size of an investment withdrawal by an individual investors or by investors, collectively during a specific period; and/or (3) assess fees on investment withdrawals. With respect to purchases, the Fund may have to invest some of its assets temporarily in money market securities until it is possible to acquire initial or additional interests in a Portfolio Fund.

•	Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

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Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. While the Adviser in many cases seeks to negotiate arrangements that provide for regular reporting of performance and portfolio data by the Portfolio Funds, at times the only means of obtaining independent verification of performance data will be reviewing the Portfolio Funds’ annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Portfolio Funds’ governing documents), Portfolio Funds are not contractually or otherwise obligated to inform their investors, including the Fund, of details surrounding their investment strategies. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. For example, if two or more Portfolio Funds were to invest significantly in the same company or industry, the Fund’s investments could be “concentrated” in the same company or industry without the Adviser having the opportunity to assess the risks of such concentration. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

•	Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser, however, will not generally be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation. Revisions to the gain and loss calculations of each Portfolio Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to a Portfolio Fund until its annual audit is completed.

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Institutional Shares. Repurchases will be made at such time, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. Even if the Fund makes a repurchase offer, there is no guarantee that shareholders will be able to redeem all of the Institutional Shares they desire to sell. Generally, the maximum number of Institutional Shares that will be repurchased by the Fund during any repurchase offer is not expected to have a value that exceeds 25% of the Institutional Shares’ aggregate NAV as of the repurchase date. Also, if a repurchase offer is oversubscribed, the Fund will generally repurchase only a pro rata portion of the Institutional Shares tendered by each shareholder. In order to fund a repurchase offer, the Fund may have to liquidate investments earlier than the Adviser desires and may result in liquidation costs (e.g. redemption fees imposed by Portfolio Funds) and/or losses on investments to the Fund.

Institutional Shares are subject to substantial restrictions on transferability and may not be sold, assigned, transferred, conveyed or disposed without the consent of the Board. Shareholders should not expect the Board to grant consents to transfer requests.

There is currently no market for the Institutional Shares and it is not contemplated that one will develop. Because a shareholder may be unable to sell its Institutional Shares, the shareholder will be unable to reduce its exposure to the Fund on any market downturn. Also, Institutional Shares may not be readily acceptable as collateral for a loan.

Loss of Investment Risk

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

Limited Operating History Risk

The Fund is a recently-formed entity that has limited operating history upon which investors can evaluate the Fund’s anticipated performance. Prior to the inception of the Fund, the Adviser did not manage an investment company registered under the 1940 Act. The 1940 Act and the Code impose numerous investment constraints on the operations of registered investment companies and the Adviser’s inexperience in managing a portfolio of assets subject to such constraints may hinder its ability to take advantage of attractive investment opportunities.

Market Risk

The success of the Fund’s activities may be affected by general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Portfolio Fund Risk

The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds:

•	Borrowing Risk (For Non-Leverage Purposes). As a creditor, a third-party lender has a first priority claim on any cash and assets held by a Portfolio Fund. In the event that a credit facility utilized by a Portfolio Fund is terminated by the third-party lender, the Portfolio Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors.

•	Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by small capitalized companies whose stock prices may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may decrease the Portfolio Fund’s return.

•	Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies. An increase in the value of the U.S. dollar compared to other currencies will reduce the effect of increases and magnify the effect of decreases in the value of foreign currencies and in the prices of instruments denominated in foreign currencies or that provide exposure to foreign currencies. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on non-U.S. dollar securities.

•	Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

•	Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

•	Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the Equity Securities of smaller companies at an acceptable price, especially during periods of market volatility.

•	Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The longer the duration of a Fixed Income Security, the more its value typically declines in response to increases in interest rates. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. In addition, the value of a Fixed Income Security may also fluctuate as a result of the market’s perception of the creditworthiness of the issuer as well as the liquidity of the fixed income market.

High yield Fixed Income Securities or “junk bonds” are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with lower interest rates, thus reducing performance.

•	Focus Risk. A Portfolio Fund that invests in a particular market sector will be subject to the risks associated with that sector and may be more adversely affected by risks of that market sector than if the Portfolio Fund invested its assets across multiple market sectors.

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Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions. Foreign investments may also be subject to withholding or other taxes on dividends, interest, capital gains or other income. Foreign investments may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and accounting, auditing and financial reporting standards and requirements may not be comparable. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, a Portfolio Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

•	Futures Risk. The price of an Index futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index, the price at which the contract will be settled, the time remaining until the expiration date of the futures contract and the volatility of the Index.

There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index futures. If a Portfolio Fund invests in Index futures at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the futures may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index futures do not offset losses incurred by the Portfolio Fund on other portfolio investments.

Changes in the liquidity of futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the futures. It is also possible that the Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result.

A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index future will suffer losses, which are theoretically unlimited, as the value of the underlying Index declines. The seller of an Index future will suffer losses, which also are theoretically unlimited, as the value of the Index increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index futures contract may result in substantial losses to a Portfolio Fund. The market for Index futures may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of the Index futures.

•	Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. It may not be possible for an Investment Manager to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Unanticipated changes in the markets or events being hedged or the non-occurrence of events being hedged against may result in a poorer performance by the Portfolio Fund than in the absence of the implementation of a hedging strategy. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

•	Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer. These factors may contribute to substantial price volatility for such investments. The limited number of securities available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant positions without an unfavorable effect on prevailing market prices. In addition, some companies participating in an initial public offering are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

•	Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

In an unsettled credit environment, an Investment Manager may find it difficult or impossible to obtain leverage and a Portfolio Fund may not be able to successfully implement its long/short equity strategy without leverage. In addition, the termination of a loan or line of credit on short notice by the lender could result in premature liquidations of investment positions at prices below what the Investment Manager deems to be fair value for the positions.

•	Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (e.g., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Portfolio Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Portfolio Fund might obtain a less favorable price than the price that prevailed when such Portfolio Fund decided to sell.

Portfolio Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Portfolio Funds, the Fund may receive securities that are illiquid or difficult to value.

•	Long/Short Equity Strategy Risk. The success of a long/short equity strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the Equity Securities utilized to implement the strategy.

Investment Managers may utilize the following Long/Short Equity Techniques the risks of which are as follows:

Relative Value Approach Risk. The success of the Relative Value Approach is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short equity positions based on such discrepancies. If perceived pricing discrepancies do not materialize or if the Investment Manager fails to correctly exploit the pricing discrepancies, a substantial loss may result.

Event Driven Approach Risk. The success of the Event Driven Approach is contingent upon an Investment Manager’s ability to timely identity potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers. If a predicted corporate event does not occur or does not have the impact predicted, a substantial loss may occur.

Fundamental Long/Short Approach. The success of the Fundamental Long/Short Approach is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities. If the Investment Manager’s perception of an equity’s valuation or its future price is incorrect, a substantial loss may result.

Directional Trading Approach Risk. The success of the Directional Trading Approach is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short equity positions in those securities based on such predictions. If the Investment Manager’s prediction regarding the effect of economic and political changes on Equity Securities is incorrect, a substantial loss may result.

It is expected that an Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities. These techniques will involve investment risks similar to those associated with the Long/Short Equity Techniques.

•	Options Risk. The price of an Index option can be highly volatile and is dictated by a variety of factors including the value of the Index, the Strike Price, the time remaining until the expiration date of the option and the volatility of the Index. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an Index option. If a Portfolio Fund invests in Index options at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the options may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index options do not offset losses incurred by the Portfolio Fund.

A small investment in an Index option may have a large impact on the performance of a Portfolio Fund as an Index option may result in losses in excess of amounts invested. The buyer of Index call and put option risks losing the entire premium paid to purchase the options. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The seller (writer) of an Index call option assumes the risk of a theoretical unlimited increase in the market value of the Index above the Strike Price. The seller (writer) of an Index put option assumes the risk of a theoretical unlimited decline in the market value of the Index above the Strike Price.

The market for Index options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of Index options. If Index options cannot be closed out timely due to illiquid secondary markets, losses may result.

•	Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited.

•	Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of such swaps.

Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities.

Participation in a swap agreement also involves counter-party risk and payments owed to a Portfolio Fund may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If a counterparty to a swap agreement defaults, a Portfolio Fund’s only recourse is to pursue contractual remedies against the counterparty which may be unsuccessful.

If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

•	Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment and can bear the financial risks of the investment including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

ELIGIBLE INVESTORS

Each prospective investor will be required to represent that he, she or it is acquiring Institutional Shares directly or indirectly for the account of an Eligible Investor. An Eligible Investor is a U.S. person for U.S. federal income tax purposes and who is either:

•	A natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person’s spouse in excess of $300,000 in each of those years and who has a reasonable expectation of reaching the same income level in the current year;

•	A natural person who has a net worth or joint net worth with that person’s spouse, at the time of purchase that exceeds $1,000,000. The following assets or liabilities shall be excluded from the net worth calculation: (i) the value of the investor’s primary residence and (ii) any indebtedness that is secured by the investor’s primary residence, up to the estimated fair market value of the primary residence at the time of the sale of Institutional Shares (except that if the amount of such indebtedness outstanding at the time of the sale of Institutional Shares exceeds the amount outstanding 60 days before such time other than as a result of the acquisition of the primary residence, the amount of such excess shall be included as a liability). Any indebtedness that is secured by the investor’s primary residence in excess of the estimated fair market value of the primary residence at the time of the sale of the Institutional Shares shall be included as a liability for purposes of the net worth calculation;

•	An employee benefit plan within the meaning of ERISA and: (1) the investment decision is made by a plan fiduciary, as defined in section 3(21) of such act, which is either a bank, savings and loan association, insurance company, or registered investment adviser; or (2) the employee benefit plan has total assets in excess of $5,000,000; or (3) if a self-directed plan, the investment decisions are made solely by persons that qualify under any other eligibility category set forth herein;

•	A trust (1) with total assets in excess of $5,000,000; (2) that was not formed for the purpose of investing in the Fund; and (3) of which the person responsible for directing the investment of assets in the Fund has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

•	A Trustee or executive officer of the Fund;

•	An entity with total assets in excess of $5,000,000 that was not formed for the purpose of investing in the Fund and that is one of the following: (1) a corporation; (2) a partnership; (3) a limited liability company; (4) an organization described in Section 501(c)(3) of the Code; or (5) a Massachusetts or similar business/statutory trust;

•	Any “bank” as defined in Section 3(a)(2) of the 1933 Act, “savings and loan association” or other institution as defined in Section 3(a)(5)(A) of the 1933 Act whether acting in its individual or fiduciary capacity;

•	A broker or dealer registered with the SEC under the 1934 Act;

•	An investment company registered under the 1940 Act;

•	An entity that has elected to be treated or qualifies as a “business development company” within the meaning of Section 2(a)(48) of the 1940 Act or Section 202(a)(22) of the Investment Advisers Act of 1940, as amended (the “Advisers Act”);

•	An insurance company as defined in Section 2(a)(13) of the 1933 Act;

•	Any plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, and such plan has total assets in excess of $5,000,000;

•	A Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended;

•	A “knowledgeable employee” as that term is defined under Rule 3c-5 of the 1940 Act; or

•	An entity in which all of the equity owners are “accredited investors” (as defined in Regulation D under the 1933 Act),

After an initial purchase, existing shareholders subscribing for additional Institutional Shares will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Institutional Shares will appear in the subscription agreement that must be completed by each prospective shareholder.

The Distributor and Selling Agents may impose additional eligibility requirements for investors who purchase Institutional Shares through Selling Agents and will notify prospective shareholders of such requirements. If the Distributor imposes additional eligibility requirements, the Distributor will notify current and prospective investors via a supplement (or other revision) to the Prospectus.

Institutional Shares are only offered to Eligible Investors who are U.S. persons for U.S. federal income tax purposes. See “Certain Tax Considerations.”

PLAN OF DISTRIBUTION

Offering of Institutional Shares by the Fund

The Fund continuously offers Institutional Shares at their NAV per Share through the Distributor. The Fund has entered into a Distribution Agreement with the Distributor, 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208. Pursuant to the Distribution Agreement, the Distributor serves on a best efforts basis, subject to various conditions. The Distributor is not required to buy any Institutional Shares and does not intend to make a market in the Institutional Shares. There is no sales charge for purchases of Institutional Shares.

Under the Fund’s Distribution Agreement, the Distributor is also responsible for providing a compliance review of Fund sales literature prior to use and for producing quarterly Fund fact sheets. For the compliance review of quarterly fact sheets, management’s discussion and analysis contained in the annual shareholder report and a maximum of two pages of literature per month, the Adviser pays the Distributor an annual fee equal to 0.01%, payable monthly based on the Institutional Shares’ month end NAV (subject to a minimum annual fee of $15,000). For the quarterly production of fact sheets, the Adviser pays the Distributor a quarterly fee of $1,500.

Hourly fees ($150-$250 per hour) shall be paid by the Adviser in connection with the Distributor’s compliance review of Fund sales literature in excess of two pages per month. The Adviser also pays the Distributor a monthly fee of $250 per month for the licensing of certain associated persons.

While the Distribution Agreement authorizes the performance of certain additional distribution-related services subject to payment by the Adviser, the Adviser does not currently intend to subscribe for such services. These additional services include: (1) conversion of Fund business (fee based on business requirements); (2) customized or ad hoc reporting (fee based on scope or reporting requested); (3) electronic advertising campaign ($2,500 per campaign); (4) event-based internal wholesaling ($500-$5,000 per event); (5) customized lists of registered investment advisers ($500 per list); and (6) platform conference representation (fee based on conference).

The Adviser is also responsible for paying any out-of-pocket expenses incurred by the Distributor in providing services under the Distribution Agreement. The Distributor has agreed to waive fees and expense reimbursements payable to it under the Distribution Agreement to the extent that the payment of any such fees and expenses would cause total compensation payable to the Distributor under the Distribution Agreement to exceed 2.5% of the gross offering proceeds (the “Waiver”). The Waiver remains in effect until the Distributor’s resignation or termination as the Fund’s principal underwriter unless amended prior to that time at the written request of the Trust and the Adviser in order to ensure continued compliance with underwriting compensation limitations applicable to closed-end investment companies.

Under the Fund’s Distribution Agreement with the Distributor, the Fund agrees to indemnify the Distributor and its control persons against certain liabilities including those that may arise under the 1933 Act and the 1940 Act as a result of: (1) the Distributor serving as distributor of the Fund pursuant to the agreement; (2) the Fund’s breach of any of its obligations, representations, warranties or covenants contained in the agreement; (3) the Fund’s failure to comply with any applicable securities laws or regulations; or (4) untrue statements of material fact or the omissions of material facts required to make statements not misleading in Fund offering materials, sales materials and shareholder reports.

The Distributor may engage one or more Selling Agents to assist in the distribution of Institutional Shares. Selling Agents may charge a separate fee for their service in conjunction with an investment in the Fund and/or maintenance of investor accounts. Such a fee is not a sales load imposed by the Fund or the Distributor, and will be in addition to the fees charged or paid by the Fund. The payment of these fees and the effect of these fees on the performance of a shareholder’s investment in Institutional Shares will not be reflected in the performance returns of Institutional Shares.

Selling Agents may also impose terms and conditions on investor accounts and investments in the Fund that are in addition to the terms and conditions described in this Prospectus and are not imposed by the Fund, the Distributor or any other Fund service providers. These terms and conditions may affect or limit a prospective or current shareholder’s ability to purchase Institutional Shares, a current shareholder’s ability to tender Institutional Shares to the Fund for repurchase or to otherwise transact business with the Fund. Services provided by Selling Agents may vary. Shareholders investing in Institutional Shares through a Selling Agent should consult with the Selling Agent regarding the terms and conditions related to accounts held at the Selling Agent, services provided to such accounts and related service fees as well as operational limitations of the Selling Agent.

The Adviser and its affiliates shall pay for any distribution, shareholder servicing, marketing and promotional services rendered to the Institutional Shares including payments to Selling Agents for the sale of Institutional Shares and related shareholder services. These expenses are not reflected in the expense table included in this Prospectus. Compensation to any Selling Agent is not expected to exceed 1.00% of the value of client assets invested in Institutional Shares, payable monthly or quarterly based on the Institutional Shares’ quarter or month end NAV, as applicable. The Adviser shall not pay compensation to any Selling Agent if the payment of such compensation causes the compensation payable to the Distributor under the Distribution Agreement and to all

Selling Agents, in the aggregate, to exceed 2.5% of the Fund’s gross offering proceeds. Payments to Selling Agents create conflicts of interest by influencing the Selling Agent and your salesperson to recommend Institutional Shares over another investment. These payments may also benefit the Adviser, the Distributor and their respective affiliates if these payments result in an increase in the NAV of Institutional Shares, the value upon which any fees payable by the Fund to these entities are based.

Resale of Institutional Shares by Selling Shareholders

This Prospectus also relates to the possible resale by certain of our security holders of up to 157,181.16 Institutional Shares that were issued and outstanding prior to January 30, 2015, the effective date of the Fund’s initial registration statement (1933 Act registration number 33-196691) (the “Pre-Effective Shares”) as further discussed below.

On December 1, 2014, prior to the effective date of the Fund’s registration statement, the Adviser, an affiliated person of the Fund, acquired Institutional Shares in return for the initial seed capital ($100,000) required to register Institutional Shares under the 1940 Act.

Simultaneous with the Fund’s Commencement of Operations and prior to the effective date of the Fund’s registration statement, the Predecessor Fund terminated and distributed its assets (after the payment of all remaining liabilities and obligations and the establishment of any reserves) to its sole partner, the QP Partnership. Upon receipt, the QP Partnership contributed these assets, consisting principally of Portfolio Funds, to the Fund in return for Institutional Shares. The QP Partnership may be considered under common control with the Fund and thus an affiliated person of the Fund because the Adviser also serves as the investment manager to the QP Partnership.

Each of the QP Partnership and the Adviser acquired their Institutional Shares at NAV per Institutional Share which was calculated consistent with the Fund’s Valuation Procedures. See “Calculation of Net Asset Value.” Since Institutional Shares acquired by QP Partnership and the Adviser were not registered under the 1933 Act at the time of acquisition, these transactions were effected pursuant to Section 4(a)(2) of the 1933 Act which exempts transactions by an issuer not involving a public offering.

The following table provides information regarding each Selling Shareholder’s beneficial ownership of Pre-Effective Shares as of September 30, 2015. A person is deemed to be a “beneficial owner” of a security if he or she has or shares the power to vote or direct the voting of the security, has or shares the power to dispose of or direct the disposition of the security, or has the right to acquire the security within sixty (60) days.

Stockholder	Pre-Effective Shares Beneficially Owned Prior to the Offering	Pre-Effective Shares Being Offered	Pre-Effective Shares Beneficially Owned After the Offering (1)
			Number	Percent of Class
Cross Shore QP Partners, LP	156,181.16	156,181.16	156,181.16	47.48%
Cross Shore Management, LLC	10,661.84	10,661.84	10,661.84	0.30%

(1)

For purposes of this table, it is assumed that the Institutional Shares held by the Selling Shareholders are not sold. The Fund does not expect the Selling Shareholders to re-sell their interests in the Institutional Shares to third parties because: (1) the Selling Shareholders acquired the Institutional Shares for investment purposes only and not with any view toward a resale thereof; and (2) the Institutional Shares are subject to substantial restrictions on transferability. Also, the Selling Shareholders have confirmed that they expect to complete any liquidation of their interests in Institutional Shares through participation in repurchase offers by the Fund when and if authorized by the Board. Pursuant to the Fund’s initial registration statement declared effective on January 30, 2015, the Adviser acquired an additional 9,661.84 Institutional Shares and owns, collectively, inclusive of the Pre-Effective Shares noted above, 3.24% of Institutional Shares. The 9,661.84 Institutional Shares are not being offered for re-sale pursuant to this Prospectus.

PU RCHASES OF SHARES

Eligible Investors who are “Institutional Investors” or individual investors may purchase Institutional Shares. “Institutional Investors” may include: (1) corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities; (2) registered investment advisers subscribing for Institutional Shares in a fiduciary capacity on behalf of a client account; and (3) Eligible Investors investing through Selling Agents that have entered into an agreement with the Distributor to offer Institutional Shares through a no-load network or platform.

The Fund intends to accept initial and additional purchases of Institutional Shares made by Eligible Investors who are individual or Institutional Investors as of the first Business Day of each calendar month. Institutional Shares will be sold at their NAV per share and may be offered less frequently as determined by the Board in its sole discretion. Institutional Shares are available for purchase through Selling Agents or directly through the Distributors.

Each Eligible Investor must complete a subscription agreement, a form of which follows as Appendix A (for initial purchases), and/or such other documentation as required by the Fund (for both initial and subsequent purchases). Generally, the Fund’s transfer agent must receive this documentation at least six (6) Business Days before the purchase date (i.e., the first Business Day of each month). Investors should confirm specific deadlines for receipt of funds and documentation by Selling Agents as those entities may maintain different deadlines. The Fund reserves the right to reject, in whole or in part, any purchase of Institutional Shares and may suspend the offering of Institutional Shares at any time.

The Institutional Shares are not subject to a sales load. The minimum initial investment in the Institutional Shares is $50,000 and the minimum additional investment is $5,000. The Fund may reduce the minimum initial investment amount for Eligible Investors that are officers or Trustees of the Fund and Managing Members and employees of the Adviser. A Selling Agent may impose different investment minimums.

Except as otherwise permitted by the Board, initial and subsequent purchases will be payable in cash and must be made via wire transfer of funds. Payments for each initial and subsequent purchase of Institutional Shares must be made in one installment. Generally, purchases are subject to the receipt of immediately available funds at least four (4) Business Days prior to the applicable purchase date or such other date as the Distributor may determine in its sole discretion and communicate to investors. The investor will not become a shareholder of the Fund and will have no rights under the Declaration of Trust until the purchase date. Cleared funds received in advance of dates when Institutional Shares may be subscribed for will be held in a bank account maintained by the Admininstrator for the benefit of investors in the Fund. The Administrator will transfer the subscription proceeds to the Fund and any interest earned on the subscription proceeds will be credited to the Fund and not to the investor. If a purchase is rejected, the purchase amount will be returned without interest promptly to the investor.

To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When a prospective shareholder opens an account with the Fund, the shareholder will be asked to provide its name, address, date of birth, social security number and other information or documents that will allow the shareholder to be identified. This information will be verified. If the Fund is unable to verify the identity of a prospective shareholder, the Fund may take reasonable steps, including closing your account and redeeming your investment at the NAV per Share next calculated after the Fund decides to close your account.

Selling Agents also may impose fees (subject to the underwriting compensation limit set by FINRA applicable to its members), terms and conditions on investor accounts and investments in Institutional Shares that are in addition to the fees, terms and conditions set forth in this Prospectus. Such terms and conditions are not imposed by the Fund, the Distributor or any other Fund service provider. These terms and conditions may affect an investor’s ability to purchase Institutional Shares, or otherwise transact business with the Fund. All questions regarding these terms and conditions should be directed to the investor’s Selling Agent.

REPURCHASES OF INSTITUTIONAL SHARES

No Right of Redemption

There is no public market for Institutional Shares and none is expected to develop. Institutional Shares are generally not freely transferable and liquidity will normally be provided only through limited repurchase offers that may be made from time to time by the Fund. No shareholder will have the right to require the Fund to redeem Institutional Shares or portion thereof. An investment in Institutional Shares is therefore suitable only for investors who can bear the risks associated with the limited liquidity of the Institutional Shares.

Repurchases of Institutional Shares

Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Institutional Share or a specific number of Institutional Shares. Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all shareholders or persons holding Institutional Shares acquired from shareholders. When the Board determines that the Fund will repurchase Institutional Shares or portions thereof, notice will be provided to each shareholder describing the terms thereof, and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The Board convenes quarterly to consider whether or not to authorize a tender offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

The Board will consider the following factors, among others, in making its determination:

•	the recommendation of the Adviser;

•	whether any shareholders have requested to tender Institutional Shares or portions thereof to the Fund;

•	the liquidity of the Fund’s assets (including fees and costs associated with withdrawing from investments);

•	the investment plans and working capital requirements of the Fund;

•	the relative economies of scale with respect to the size of the Fund;

•	the history of the Fund in repurchasing Institutional Shares or portions thereof;

•	the availability of information as to the value of the Fund’s assets;

•	the economic condition of the securities markets and the economy generally as well as political, national or international developments or current affairs; and

•	the anticipated tax consequences to the Fund of any proposed repurchases of Institutional Shares or portions thereof.

Institutional Shares will be repurchased at their NAV. Due to liquidity constraints associated with the Fund’s investments in a Portfolio Fund, it is presently expected that, under the procedures applicable to the repurchase of Institutional Shares, Institutional Shares will be valued for purposes of determining their repurchase price as of a Valuation Date.

The Fund’s assets consist primarily of interests in the Portfolio Funds. Therefore, in order to finance the repurchase of Institutional Shares, the Fund may find it necessary to liquidate all or a portion of its interest in one or more Portfolio Funds. Because interests in a Portfolio Fund are generally not transferable, the Fund may withdraw a portion of its interest in a Portfolio Fund only pursuant to the redemption terms of that Portfolio Fund which may involve the payment of certain fees and costs. The Fund may decide not to make a repurchase offer larger than the sum of the amount available for redemption from the Portfolio Funds in which it holds interests. The Fund may also borrow money in order to finance the repurchase of Institutional Shares.

In order to permit the Fund to finance the repurchase of Institutional Shares through a liquidation of all or a portion of its interest in a Portfolio Fund, the repurchase offer will terminate, and shareholders tender the Institutional Shares they wish to sell in the repurchase offer, at least 75 days prior to the Valuation Date . If the Fund borrows money to finance a repurchase of Institutional Shares, the repurchase offer Acceptance Deadline may be less than 75 days prior to the Valuation Date. The Repurchase Acceptance Deadline will be specified in the notice describing the terms of the applicable repurchase offer. A repurchase offer will terminate on the designated Repurchase Offer Acceptance Deadline and any tender of Institutional Shares received from a shareholder after that date will be void.

The Fund requires that a tendering shareholder tender a minimum of $25,000 worth of Institutional Shares. A shareholder tendering only a portion of its Institutional Shares for purchase will be required to continue to hold Institutional Shares with a value of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the value of its Institutional Shares (after giving effect to the repurchase) to fall below $25,000, the Fund may reduce the amount to be repurchased so that the value of the shareholder’s account is at least $25,000 or the Fund may repurchase all of the shareholder’s Institutional Shares.

Shareholders who tender Institutional Shares in a repurchase offer may not have all of the tendered Institutional Shares purchased by the Fund. If over-subscriptions occur, the Fund may elect to repurchase less than the full amount that a shareholder requests to be repurchased. If a repurchase offer is oversubscribed, the Fund generally will repurchase only a pro rata portion of the amount tendered by each shareholder. If all of a shareholder’s Institutional Shares are repurchased, that shareholder will cease to be a shareholder.

Promptly after the Repurchase Offer Acceptance Deadline, each shareholder whose Institutional Shares have been accepted for purchase by the Fund in a repurchase offer will receive cash, or a non-interest bearing, non-transferable promissory note issued by the Fund entitling such shareholder to be paid, in an amount equal to 100% of the unaudited NAV of such shareholder’s repurchased Institutional Shares, determined as of the Valuation Date. The promissory note, and not cash, will be the only consideration paid promptly after the Valuation Date in connection with repurchase offers structured such that the Repurchase Offer Acceptance Deadline is at least 75 days prior to the Valuation Date. The promissory note will entitle the shareholder to be paid within 35 calendar days after the Valuation Date, or if the Fund has requested withdrawal of its capital from any Portfolio Funds to fund the repurchase of Institutional Shares, ten (10) Fund Business Days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds, whichever is later.

All repurchases of Institutional Shares will be subject to any and all conditions as the Board may impose in its sole discretion.

Shareholders will have to decide whether to tender their Institutional Shares for repurchase without the benefit of having current information regarding the value of Institutional Shares as of a date proximate to the Valuation

Date. In addition, there will be a substantial period of time between the date that shareholders must tender Institutional Shares and the date they can expect to receive payment for their Institutional Shares from the Fund.

The maximum number of Institutional Shares that will be repurchased by the Fund during any repurchase offer generally is not expected to have a value that exceeds 25% of the Institutional Shares’ aggregate NAV on the applicable Valuation Date.

As set forth above, when Institutional Shares are repurchased by the Fund, shareholders generally will receive cash distributions equal to the value of the Institutional Shares repurchased. However, at the sole discretion of the Board, the proceeds of repurchases of Institutional Shares may be paid by the in-kind distribution of securities held by the Fund, or partly in cash and partly in-kind. The Fund does not expect to distribute securities in-kind except in unusual circumstances, such as in the unlikely event that the Fund does not have sufficient cash to pay for Institutional Shares that are repurchased or if making a cash payment would result in a material adverse effect on the Fund or on shareholders not tendering Institutional Shares for repurchase. Such investments so distributed may consist of illiquid securities held directly by the Fund, interests in Portfolio Funds or securities held by Portfolio Funds that were distributed to the Fund in-kind. Such investments will not be readily marketable or saleable and may have to be held by such holders for an indefinite period of time. As a result, an investment in the Fund is suitable only for sophisticated investors. Any such in-kind distributions will not materially prejudice the interests of remaining shareholders. See “Principal Risks” above. Repurchases will be effective after receipt of all eligible written tenders of Institutional Shares from shareholders are accepted by the Fund.

Because the Fund expects to determine the NAV of the Institutional Shares as of the last Business Day of each month, shareholders may not be able to obtain current information regarding the value of Institutional Shares when making their decision as to whether to tender Institutional Shares for repurchase.

The repurchase of a shareholder’s Institutional Shares by the Fund will generally be a taxable event for the shareholder. Gain or loss will be equal to the difference between the amount received by the shareholder and the shareholder’s tax basis in the Institutional Shares.

The Fund believes that repurchase offers generally will be beneficial to the Fund’s shareholders, and typically will be funded from available cash or sales of Portfolio Funds. However, payment for repurchased Institutional Shares may require the Fund to liquidate Portfolio Funds earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating Portfolio Funds, may borrow money to finance repurchases of Institutional Shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Institutional Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase offers by selling Portfolio Funds, the Fund may hold a larger proportion of its total assets in less liquid Portfolio Funds. Repurchase of the Institutional Shares will tend to reduce the amount of outstanding Institutional Shares and, depending upon the Institutional Shares’ investment performance, its net assets. A reduction in the net assets of the Institutional Shares will tend to increase that class’ expense ratio.

Prior to the Repurchase Offer Acceptance Deadline, the Fund may cancel an offer to repurchase Institutional Shares, amend the offer or postpone the acceptance of tenders made pursuant to the offer if: (1) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund’s investment objective and policies in order to purchase Institutional Shares tendered pursuant to the offer; (2) there is, in the judgment of the Board any: (a) legal action or proceeding instituted or threatened challenging the offer or otherwise materially adversely affecting the Fund; (b) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the U.S. that is material to the Fund; (c) limitation imposed by federal or state authorities on the extension of credit by lending institutions; (d) suspension of trading on any organized exchange or over-the-counter market where the Fund has a material investment; (e) commencement of war, significant increase in armed hostilities or other international or national calamity directly or indirectly involving the U.S. that is material to the Fund; (f) material change in the NAV of the Institutional Shares from the NAV of the Institutional Shares as of commencement of the offer; or (g) other event or condition that would have a material adverse effect on the Institutional Shares or its investors if Institutional Shares tendered pursuant to the offer were purchased; or (3) the Board determines that it is not in the best interest of shareholders to purchase Institutional Shares pursuant to the offer. However, there can be no assurance that the Fund will exercise its right to extend, amend or cancel the offer or to postpone acceptance of tenders pursuant to the offer.

The Board may impose other conditions on repurchases of Institutional Shares. Repurchases of Institutional Shares by the Fund are subject to SEC rules governing issuer self-repurchase offers and will be made only in accordance with these rules. The Fund believes that the repurchase procedures described above comply with these requirements. However, if modification of the Fund’s repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide shareholders substantially the same liquidity for Institutional Shares as would be available under the procedures described above.

Mandatory Repurchase by the Fund

The Declaration of Trust of the Fund provides that the Fund may repurchase Institutional Shares of a shareholder or any person acquiring Institutional Shares from or through a shareholder if:

•	the Institutional Shares have been transferred in violation of the Declaration of Trust, or the Institutional Shares have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the shareholder;

•	ownership of the Institutional Shares by a shareholder or other person is likely to cause the Fund to be in violation of, or require registration of any Institutional Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the U.S. or any other relevant jurisdiction;

•	continued ownership of the Institutional Shares may be harmful or injurious to the business or reputation of the Fund, the Board, the Adviser, or any of their affiliated persons, or may subject the Fund or any of the shareholders to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by a shareholder or other person in connection with the acquisition of the Institutional Shares was not true when made or has ceased to be true;

•	with respect to a shareholder subject to special regulatory or compliance requirements, such as those imposed by ERISA, the Bank Holding Company Act or certain Federal Communication Commission regulations, the Fund will likely be subject to additional regulatory or compliance requirements by virtue of such shareholder continuing to hold Institutional Shares; or

•	it would be in the best interests of the Fund, as determined by the Board, for the Fund to repurchase the Institutional Shares.

TRANSFER OF SHARES

Institutional Shares are subject to substantial restrictions on transferability.

Any Institutional Shares held by a shareholder may be transferred only: (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the shareholder; or (2) under certain limited instances set out in the Declaration of Trust, with the consent of the Board (which may be withheld in the Board’s sole and absolute discretion). If a shareholder transfers Institutional Shares with the approval of the

Board, the Board will promptly take all necessary actions so that each transferee or successor to whom or to which the Institutional Shares are transferred is admitted to the Fund as a shareholder.

No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of a shareholder’s Institutional Shares (or portion of such Institutional Shares) unless the following conditions are met: (1) the transferring shareholder has been a shareholder for at least six months; (2) the proposed transfer is to be made on the Valuation Date of an offer by the Fund to repurchase the Institutional Shares (or portion of the Institutional Shares); and (3) the transfer is one in which the tax basis of the Institutional Shares in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring shareholder (i.e., certain transfers to affiliates). Notice to the Fund of any proposed transfer of Institutional Shares must include evidence satisfactory to the Board that the proposed transferee is an Eligible Investor.

A shareholder that transfers Institutional Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

By purchasing Institutional Shares, each shareholder has agreed to indemnify and hold harmless the Fund, the Board, the Adviser, each other shareholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such shareholder in violation of the Declaration of Trust, these provisions or any misrepresentation made by such shareholder in connection with any such transfer.

MANAGEMENT

Board of Trustees

The Board has overall management responsibility for the Fund. See “Board of Trustees” in the Fund’s Statement of Additional Information (the “SAI”) for the names of and other information about the Trustees and officers of the Fund.

Investment Adviser

Cross Shore Capital Management, LLC, Inc., 111 Great Neck Road, Suite 210, Great Neck, New York 11021, serves as the investment adviser to the Fund. Established in 2002, the Adviser has operated as an SEC-registered investment adviser since 2006. The Adviser provides investment advisory services to private investment funds and has not previously managed a registered investment fund. As of June 30, 2015, the Adviser had $670 million in assets under management. Victor Linell, Neil Kuttner and Ben Bloomstone are the managing members and sole owners of the Adviser.

Pursuant to the Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser provides portfolio management services to the Fund, subject to the general supervision of the Board, for a management fee calculated at an annual rate equal to 1.75%, payable monthly based on the Institutional Shares’ month end NAV.

The Adviser provides office space and executive and other personnel to the Fund. The Fund pays all expenses, other than those agreed to be paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization. The Adviser will advance all costs and expenses incurred in connection with the Fund’s organization and establishment and the costs incurred in connection with the organization and initial offering of Institutional Shares and will seek reimbursement of such costs and expenses from the Fund, subject to the expense limitation.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement is included in the Fund’s initial annual report to shareholder for the period ended March 31, 2015.

Portfolio Managers

Victor Linell and Benjamin Bloomstone are the Fund’s portfolio managers and are equally responsible for the day-to-day management of the Fund’s portfolio. Neil Kuttner, a member of the Board and the Chief Operating Officer of the Adviser, may veto investment decisions on the grounds of operational concerns only. Messrs. Linell, Bloomstone and Kuttner have served on the Adviser’s Investment Committee since the Fund’s inception on August 1, 2012. Mr. Togher has served on the Committee since February 1, 2015. Biographical information for Messrs. Bloomstone, Kuttner and Linell is set forth below.

Benjamin Bloomstone. Benjamin Bloomstone is a Managing Member of the Adviser and shares responsibility for the Adviser’s research and the overall investment process with Mr. Linell. Mr. Bloomstone worked in the financial services industry for 24 years before joining the Adviser in March 2003. From 1989 until 2003, he was a managing director and equity product manager at Credit Suisse First Boston, where he was responsible for institutional equity research sales in the Boston area. Prior to joining Credit Suisse First Boston, Mr. Bloomstone was a principal with Sanford C. Bernstein Co., Inc. (“Bernstein”) in the institutional sales area. He started his career at Price Waterhouse where he was a CPA in the audit and tax division. Mr. Bloomstone received his B.S. in accounting from the State University of New York at Albany.

Neil Kuttner. Neil Kuttner is a Managing Member of the Adviser and serves as Chief Operations Officer, with responsibility for finance, operations and compliance. Mr. Kuttner worked in the financial services industry for 24 years before forming the Adviser in November 2002. From 1982 through 2001, he was employed by Bernstein as a principal, holding positions of chief financial officer and treasurer. After the sale of Bernstein to Alliance Capital in 2000, he worked on a number of special assignments for the combined company and taught tax planning at Lehman College. Mr. Kuttner began his career at Coopers and Lybrand as a CPA and supervising auditor. Mr. Kuttner earned a B.A. in economics from City College of New York and a master’s degree in business administration from the Wharton School.

Victor Linell. Victor Linell is a Managing Member of the Adviser and shares responsibility for the Adviser’s research and the overall investment process with Mr. Bloomstone. Mr. Linell worked in the financial services industry for 24 years before forming the Adviser in November 2002. From 1987 until 2002, he was a principal at Bernstein, where he was responsible for institutional equity research sales for many of Bernstein’s largest accounts, including: Fidelity Management and Research Co., Wellington Management Co., Massachusetts Financial Services Inc. and State Street Research and Management Co. Prior to joining Bernstein, Mr. Linell was a vice president and financial adviser with Shearson Lehman American Express. He started his career at Price Waterhouse where he was a CPA in the audit and tax division. Mr. Linell received his B.S. in accounting from the University of Maryland.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by the Fund.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Institutional Shares. The information illustrates the changes in the performance of the Institutional Shares from inception and compares the performance of the Institutional Shares to the performance of a securities market index over various periods of time. Past performance is not an indication of future performance.

Simultaneous with the Fund’s Commencement of Operations, the Predecessor Fund terminated and distributed its assets (after the payment of all remaining liabilities and obligations and the establishment of any reserves) to its sole shareholder, the QP Partnership. The QP Partnership then contributed the assets to the Fund in return for more than 80% of the ownership interests in the Fund.

The Predecessor Fund maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund and at the time of the conversion of the Predecessor Fund was managed by the same portfolio managers as the Fund. Prior to January 2, 2015, another representative of the Adviser served as portfolio manager of the Predecessor Fund. The investment decisions of this portfolio manager were, however, subject to the approval of the Adviser’s Investment Committee. The members of the Adviser’s Investment Committee have not changed since the Predecessor Fund’s commencement of operations.

The performance of Institutional Shares for periods before January 2, 2015 is that of the Predecessor Fund and includes the expenses of the Predecessor Fund. The performance of the Predecessor Fund was adjusted to reflect the Institutional Shares’ estimated expenses (with the exception of estimated Acquired Fund Fees and Expenses) for its first year of operations as a registered investment company (without giving effect to any fee waivers or expense reimbursements). The financial statements of the Predecessor Fund were audited for all years that the Predecessor Fund was in existence (since August 1, 2012). The performance returns of the Predecessor Fund are unaudited and are calculated by the Adviser on a total return basis. The Predecessor Fund was not registered under 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

After January 2, 2015 and prior to the effective date of the Fund’s registration statement on January 30, 2015, the Fund operated as a private investment fund. The Adviser does not manage any other registered investment companies in addition to the Fund.

Cross Shore Discovery Fund –Institutional Shares Performance(1)

Monthly and Year-To-Date Returns since Inception (August 1, 2012)

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug		Sep	Oct	Nov	Dec	Year To Date
2015	-1.01%	3.68%	0.85%	-0.75%	1.21%	0.00%	1.47%	-2.82%						2.52%
2014	0.16%	4.63%	-1.39%	-3.18%	1.99%	1.62%	-2.32%	1.75%		-1.03%	0.90%	1.67%	-0.06%	4.59%
2013	1.68%	0.42%	1.05%	0.12%	2.59%	-0.41%	3.08%	-0.96%		4.56%	1.74%	2.71%	3.62%	21.98%
2012								1.36	%(2)	0.82%	-0.33%	-0.25%	-1.20%	0.38%

Average Annual Total Returns as of December 31, 2014

	Fund	HFRI Equity Hedge Index(3)
1 Year	4.59%	1.81%
Since Inception(2)	10.78%	8.66%

Other Performance Data from Inception (August 1, 2012) through December 31, 2014

	Fund	HFRI Equity Hedge Index(3)
Cumulative Return	28.08%	22.23%
Standard Deviation(4)	6.61%	4.69%
Largest Drawdown(5)	-4.52%	-2.01%
Drawdown – number of months(6)	2	2

(1)	The principal value of the Fund’s Institutional Shares will fluctuate so that an investor’s shares, when redeemed may be lower or higher than the figures shown.
(2)	Inception date for the Fund is August 1, 2012.
(3)	The HFRI Equity Hedge Index, an equally weighted performance index, consists of investment managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Funds included in the HFRI Monthly Indices must report monthly returns, report net of all fees returns, report assets in USD and have at least $50 Million under management or have been actively trading for at least twelve (12) months.
(4)	Measurement of the investment’s volatility.
(5)	The peak to trough decline of an investment.
(6)	Number of months of a peak to trough decline of an investment.

SERVICES

Administration, Fund Accounting and Compliance Services

Citco Mutual Fund Services Inc. provides administrative, fund accounting and compliance services to the Fund (collectively, “Administration Services”). Administrative Services include, but are not limited to: (1) providing oversight of services performed by the Fund’s other service providers; (2) conducting regular due diligence meetings with the Fund’s service provides to review procedures, controls, and operating environment; (3) providing assistance and support during regulatory examinations; (4) coordinating the preparation and filing of required filings with the SEC; (5) assisting with the coordination, communications and data collection with regard to yearly audits by independent accountants; (6) ensuring the appropriate advisory and service provider agreement renewals are presented to the Board timely; (7) oversight and review of expense budget process; (7) computing class NAVs; and (8) providing a qualified individual to serve as the Fund’s Principal Financial Officer, Chief Compliance Officer and Anti-Money Laundering Officer.

Pursuant to a Services Agreement between the Fund and the Administrator, the Fund pays the Administrator: (1) a basis point fee, subject to fee minimums, for administrative services; (2) a basis point fee, subject to fee minimums, for fund accounting services; (3) a fixed fee for compliance services; and (4) certain out of pocket expenses.

The Administrator has retained Huntington to provide certain of the Administration Services not referenced above including but not limited to: (1) providing certain record-keeping, clerical and bookkeeping services; (2) preparing the Fund’s quarterly, semi-annual and annual financial statements; (3) preparing certain regulatory filings; (4) assisting in the preparation and filing of the Fund’s tax returns; and (5) preparing materials for Board meetings and Board meeting minutes. All fees and expenses of Huntington will be paid by the Administrator

Transfer Agent

Huntington, pursuant to a separate Transfer Agency Services Agreement with the Fund, serves as the Fund’s transfer agent and dividend paying agent. Huntington is located at 2960 North Meridian Street, Indianapolis, Indiana 46208.

Custodian

The Huntington National Bank, N.A, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments and may maintain Fund assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies), subject to policies and procedures approved by the Board. Citco Bank (Canada), 2 Bloor Street East, Suite 2700, Toronto, Ontario M4W 1A8, Canada, serves as the Fund’s foreign subcustodian and custodies the Fund’s interests in the Portfolio Funds.

EXPENSES

Fund Expenses

The Fund will bear all expenses incurred in its business and operations. Expenses borne by the Fund include, but are not limited to, the following:

•	All organizational and initial offering costs (unless assumed by the Adviser);

•	All costs and expenses associated with the registration of the Fund under, and compliance with, any applicable federal or state laws;

•	Attorneys’ fees and disbursements associated with updating the Fund’s registration statement, Prospectus and other offering related documents (the “Offering Materials”); the costs of printing the Offering Materials; the costs of distributing the Offering Materials to prospective investors; and attorneys’ fees and disbursements associated with the preparation and review thereof;

•	The costs and expenses of holding meetings of the Board and any meetings of shareholders, including legal costs associated with the preparation and filing of proxy materials;

•	The fees and disbursements of the Fund’s counsel, legal counsel to the Independent Trustees, independent registered public accounting firm for the Fund and other consultants and professionals engaged on behalf of the Fund;

•	All costs and expenses associated with the Fund’s tender offers;

•	The fees payable to various service providers including the Adviser;

•	All costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders;

•	The costs of a fidelity bond and any liability insurance obtained on behalf of the Fund;

•	All expenses associated with computing Institutional Shares’ NAV, including any equipment or services obtained for these purposes; and

•	Such other types of expenses as may be approved from time to time by the Board.

Portfolio Funds’ Expenses

The Portfolio Funds bear all expenses incurred in connection with their operations. These expenses are similar to those incurred by the Fund. The Investment Managers generally will charge asset-based fees to and receive performance-based allocations from the Portfolio Funds, which will generally reduce the investment returns of the Portfolio Funds and the amount of any distributions from the Portfolio Funds to the Fund. Generally, fees payable to the Investment Managers are estimated to range from 1% to 2% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge an incentive allocation or fee which is expected to range up to 20% of a Portfolio Fund’s net profits, although it is possible that such range may be exceeded for certain Investment Managers. These fees payable to Investment Managers are estimates and may be higher or lower.

As an investor in the Portfolio Funds, the Fund will indirectly bear its pro rata allocation of these expenses and fees.

Expense Limitation

The Adviser has contractually agreed to waive management fees and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Institutional Shares to 2.25% (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit in effect for Institutional Shares at the time the expenses were paid/waived. These arrangements will continue until July 31, 2016 and may be terminated by the Board at any time. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination. Net expenses of the Fund may increase if the exclusions noted above would apply.

DETERMINATION OF NET ASSET VALUE

The Fund will calculate the NAV of the Institutional Shares as of the close of business on the last Business Day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of Institutional Shares. The NAV of the Institutional Shares will equal the value of the assets attributable to the Institutional Shares, less all liabilities of the Institutional Shares, including accrued fees and expenses. The Institutional Shares’ NAV per Share equals the NAV of the Institutional Shares divided by the number of outstanding Institutional Shares.

Because the Fund invests all or substantially all of its assets in Portfolio Funds, the NAV of the Institutional Shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or the Adviser.

Accordingly, the Board has approved procedures pursuant to which the Fund will value its investments in the Portfolio Funds at fair value (the “Valuation Procedures”). Under the Valuation Procedures, the Adviser is responsible for determining the fair value of each Portfolio Fund as of each date upon which Institutional Shares calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund and to make all fair value determinations in good faith. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee will be responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by a Portfolio Fund’s Investment Manager or third party administrator. In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Portfolio Fund’s valuation date.

Prior to investing in a Portfolio Fund, the Adviser will conduct a due diligence review of the valuation process utilized by the Portfolio Fund, its general partner, and where applicable, its third party administrator to confirm that the valuation process employed by the Portfolio Fund includes the use of market values where available and the principals of fair value that the Adviser reasonably believes to be consistent with those used by the Fund to value its own investments. Although the Adviser reviews and assesses each Portfolio Fund’s valuation process, neither the Adviser, nor the Board’s Valuation Committee will be able to confirm the accuracy of any NAV information provided by a Portfolio Fund (which are unaudited except for NAV of the Portfolio Fund as of its fiscal year end).

Each Portfolio Fund will typically make available NAV information to holders which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption.

The valuations reported by a Portfolio Fund and upon which the Fund calculates the NAV of its Institutional Shares, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end NAV calculations of each Portfolio Fund are audited by those funds’ independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the NAV of the Institutional Shares, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Institutional Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations adversely affect the Institutional Shares’ NAV, the outstanding Institutional Shares will be adversely affected by prior repurchases to the benefit of shareholders who had their Institutional Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding shareholders and to the detriment of shareholders who previously had their Institutional Shares repurchased at a NAV per Share lower than the adjusted amount. The same principles apply to the purchase of Institutional Shares. New shareholders may be affected in a similar way.

Expenses of the Institutional Shares, including the Adviser’s management fee and the costs of any borrowings, are accrued and taken into account for the purpose of determining this class’ NAV.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Institutional Shares’ net assets if the judgments of the Adviser should prove incorrect. Also, the fair value of a Portfolio Fund may not be the price at which the Fund’s interests in the Portfolio Fund are ultimately sold.

To the extent the Adviser invests the assets of the Fund in securities or other instruments other than Portfolio Funds (e.g., cash equivalents), the Fund will generally value such assets as described below. Securities traded on one or more securities exchanges and not subject to restrictions against resale in the market are generally valued at the last quoted sales price on the primary exchange on which the securities are traded. Securities not traded on any securities exchange for which over-the-counter market quotations are readily available will be valued at the mean of the last bid and asked prices. Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s NAV per Share. Debt securities may also be valued based on broker/dealer supplied quotations or pursuant to matrix pricing provided by a Board approved pricing service. Matrix pricing is a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost. If market quotations are not readily available or deemed to be unreliable by the Adviser, securities and other assets will be valued at fair value by the Adviser as determined in good faith in accordance with Valuation Procedures.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to distribute net investment income and capital gains annually. Unless a shareholder elects to receive distributions in cash, such distributions will automatically be reinvested in additional Institutional Shares under the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”

DIVIDEND REINVESTMENT PLAN

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Institutional Shares unless they elect in writing to receive distributions in cash in their Subscription Agreement with the Fund. Huntington (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Institutional Shares equal to the amount of the distribution on that Participant’s Institutional Shares divided by the immediate post-distribution NAV per Share of the Institutional Shares.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Institutional Shares are held in street or other nominee name, then to the nominee) by Huntington as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Institutional Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 days after the date on which the election is received. A shareholder whose Institutional Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

Questions concerning the DRIP should be directed to the Agent at P.O, Box 6110, Indianapolis, IN 46206 or (844) 300-7828.

CERTAIN TAX CONSIDERATIONS

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Fund and to an investment in Institutional Shares. This summary does not purport to be a complete description of the income tax considerations applicable to such an investment. For example, the following does not describe tax consequences that are assumed to be generally known by investors or certain considerations that may be relevant to certain types of shareholders subject to special treatment under U.S. federal income tax laws, including shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts, and financial institutions. This summary assumes that shareholders hold Institutional Shares as capital assets (generally, property held for investment). The discussion is based upon the Code, Treasury regulations and administrative and judicial interpretations, each as of the date of this Prospectus and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion. The Fund has neither sought nor will seek any ruling from the Internal Revenue Service (“IRS”) regarding this offering. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local income tax. It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

A “U.S. Shareholder” is a beneficial owner of Institutional Shares that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the U.S.;

•	a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the U.S. or any state thereof or the District of Columbia;

•	a trust, if a court within the U.S. has primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person; or

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Institutional Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. If a prospective shareholder is a partnership, a partner of such a partnership should consult its tax advisers with respect to the purchase, ownership and disposition of Institutional Shares.

Tax matters are very complicated and the tax consequences to an investor of an investment in Institutional Shares will depend on the facts of its particular situation. Shareholders are encouraged to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of U.S. federal, state, local and foreign tax laws, eligibility for the benefits of any applicable tax treaty and the effect of any possible changes in the tax laws.

Election to be Taxed as a RIC

The Fund intends to elect to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to shareholders as dividends. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, the Fund must distribute to shareholders, for each taxable year, an amount equal to at least 90% of the Fund’s “investment company taxable income,” which is generally its ordinary income plus the excess of realized net short-term capital gain over realized net long-term capital loss, reduced by deductible expenses, which is referred to as the “Annual Distribution Requirement.”

Taxation as a RIC

If the Fund:

•	qualifies as a RIC; and

•	satisfies the Annual Distribution Requirement;

then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (generally, realized net long-term capital gain in excess of realized net short-term capital loss) distributed to shareholders. The Fund will be subject to U.S. federal income tax at regular corporate rates on any income or capital gain not distributed (or deemed distributed) to shareholders.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of: (1) 98% of the Fund’s ordinary income for each calendar year; (2) 98.2% of the Fund’s capital gain net income for the one-year period generally ending October 31 in that calendar year; and (3) any income realized, but not distributed, in preceding years, which is referred to as the “Excise Tax Avoidance Requirement.” The Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Avoidance Requirement.

To qualify as a RIC for U.S. federal income tax purposes, the Fund generally must, among other things:

•	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign currencies, or other income (including but not limited to, gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies, which the Fund refers to as the “90% Income Test;” and

•	diversify the Fund’s holdings so that at the end of each quarter of the taxable year:

•	at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and

•

no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of one issuer, the securities of two or more issuers that are controlled, as determined under applicable tax rules, by the Fund and that are engaged in the same or similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships which the Fund refers to as the “Diversification Tests.”

To facilitate compliance with the RIC tax requirements, the Fund intends to invest principally in “passive foreign investment companies” or “PFICs.” A PFIC is an offshore investment fund that is treated as a corporation for U.S. tax purposes. Subchapter M of the Code does not require the Fund to look through to the underlying investments held in the portfolios of PFICs in order to determine compliance with the RIC tax requirements. Investments in PFICs may involve costs, including withholding taxes that the Fund would not incur if it invested in U.S. domestic investment funds. Also, legislation enacted on March 18, 2010, commonly referred to as the “Foreign Account Tax Compliance Act” or “FATCA,” generally will require a PFIC to register with the IRS by June 30, 2014 and agree to identify certain of its direct and indirect U.S. account holders in order to avoid a U.S. withholding tax of 30% on certain payments (including payments of gross proceeds) made with respect to actual and deemed U.S. investments.

The Fund may also be required to recognize taxable income from PFIC investments in circumstances in which the Fund does not receive cash. Specifically, the Fund intends to elect to mark-to-market at the end of each taxable year its interests in Portfolio Funds that are classified as PFICs for U.S. federal income tax purposes. The Fund expects that all or substantially all of the Portfolio Funds will be treated as PFICs for which it intends to make a mark-to-market election. As a result, with respect to its investments in PFICs, at the end of each taxable year the Fund will recognize as ordinary income any increase in the value of such interests, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Because any mark-to-market income will be included in investment company taxable income for each taxable year, the Fund may be required to make a distribution to shareholders in order to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

If the Fund borrows money, the Fund may be prevented by loan covenants from declaring and paying dividends in certain circumstances. Limits on the Fund’s payment of dividends may prevent the Fund from meeting the Annual Distribution Requirement, and may, therefore, jeopardize the Fund’s qualification for taxation as a RIC, or subject the Fund to the 4% excise tax.

The Fund is permitted under the 1940 Act (and is expected) to borrow funds and to sell assets in order to satisfy the Annual Distribution Requirement. However the Fund, under the 1940 Act, is not permitted to make distributions to shareholders while its debt obligations and senior securities are outstanding unless certain asset coverage tests are met. Moreover, the Fund’s ability to dispose of assets to meet the distribution requirements may be limited by: (1) the illiquid nature of its portfolio; and (2) other requirements relating to the Fund’s status as a RIC, including the Diversification Tests.

If the Fund disposes of assets to meet the Annual Distribution Requirement, the Diversification Tests, or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If the Fund fails to satisfy the Annual Distribution Requirement or otherwise fails to qualify as a RIC in any taxable year, the Fund will be subject to tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to shareholders. In that case, all of the Fund’s income will be subject to corporate-level U.S. federal income tax, reducing the amount available to be distributed to shareholders. In contrast, assuming the Fund qualifies as a RIC, its corporate-level U.S. federal income tax should be substantially reduced or eliminated.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Taxation of U.S. Shareholders

Distributions by the Fund generally are taxable to U.S. Shareholders as ordinary income or long-term capital gain. Distributions of the Fund’s “investment company taxable income” (which is, generally, ordinary income plus realized net short-term capital gain in excess of realized net long-term capital loss, reduced by deductible expenses) will be taxable as ordinary income to U.S. Shareholders to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional Institutional Shares. Because the Fund will invest principally in PFICs, it is anticipated that distributions of the Fund’s “investment company taxable income” will not be eligible for the dividends received deduction allowed to corporate shareholders and will not qualify for the reduced rates of tax for qualified dividend income allowed to individuals. Distributions of the Fund’s net capital gain (which is generally the Fund’s realized net long-term capital gain in excess of realized net short-term capital loss) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, currently subject to reduced rates of U.S. federal income tax in the case of non-corporate U.S. Shareholders, regardless of the U.S. Shareholder’s holding period for its Institutional Shares and regardless of whether paid in cash or reinvested in additional Institutional Shares. However, due to the Fund’s principal investment strategy focusing on investments in PFICs, most of the Fund’s income is expected to be ordinary income, and therefore most distributions are not expected to be designated as “capital gain dividends” eligible for the reduced rate of tax. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Shareholder’s adjusted tax basis in such shareholder’s Institutional Shares and, after the adjusted basis is reduced to zero, will constitute capital gain from the sale of Institutional Shares to such U.S. Shareholder.

Under the “Health Care and Education Reconciliation Act of 2010,” income from the Fund may also be subject to a new 3.8% “Medicare tax” imposed for taxable years beginning after 2012. The tax applies to individuals who have net investment income and adjusted gross income in excess of certain thresholds, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals; the tax also applies to trusts and estates that have undistributed net investment income and adjusted gross income that would be subject to the maximum income tax rate for an estate or trust.

For purposes of determining whether the Annual Distribution Requirement is satisfied for any year and the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. Shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s U.S. Shareholders on December 31 of the year in which the dividend was declared. Shareholders who receive distributions in the form of Institutional Shares will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions. Dividends and other taxable distributions are taxable to shareholders even though they are reinvested in additional Institutional Shares.

Pursuant to the Fund’s DRIP, when the Fund declares a dividend, each shareholder that has not made an election to receive distributions in cash will automatically have their dividends reinvested in additional Institutional Shares. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Institutional Shares. Depending on the circumstances of the shareholder, the tax on the distribution may exceed the amount of the distribution received in cash, if any, in which case such shareholder would have to pay the tax using cash from other sources. A shareholder that receives Institutional Shares pursuant to a distribution generally has a tax basis in such Institutional Shares equal to the amount of cash that would have been received instead of Institutional Shares as described above, and a holding period in such Institutional Shares that begins on the Business Day following the payment date for the distribution.

A U.S. Shareholder generally will recognize taxable gain or loss if the U.S. Shareholder sells or otherwise disposes of its Institutional Shares. Such shareholder’s gain or loss is generally calculated by subtracting from the gross proceeds the cost basis of its Institutional Shares sold or otherwise disposed of. Upon such disposition of such Institutional Shares, the Fund will report the gross proceeds and cost basis to such shareholder and the IRS. For each disposition, the cost basis will be calculated using the Fund’s default method of first-in, first-out, unless such shareholder instructs the Fund in writing to use a different calculation method permitted by the IRS, including average cost or specific Share lot identification. The cost basis method elected by the shareholder (or the cost basis method applied by default) for each disposition of Institutional Shares may not be changed after the settlement date of each such disposition of Institutional Shares. If a shareholder holds its Institutional Shares through a broker (or other nominee), such shareholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for its account. Shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Any gain arising from a sale or disposition generally will be treated as long-term capital gain or loss if the shareholder has held its Institutional Shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Institutional Shares held for six (6) months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Institutional Shares. In addition, all or a portion of any loss recognized upon a disposition of Institutional Shares may be disallowed if other Institutional Shares are purchased (whether through reinvestment of distributions or otherwise) within 30 calendar days before or after the disposition.

In general, non-corporate U.S. Shareholders currently are subject to reduced rates of U.S. federal income tax on their net capital gain (generally, the excess of realized net long-term capital gain over realized net short-term capital loss for a taxable year, including a long-term capital gain derived from an investment in Institutional Shares). Such rate currently is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the same rates that apply to ordinary income; provided, however, that the maximum rate applicable to capital gains is 35%. Non-corporate U.S. Shareholders with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of such losses against their ordinary income each year. Any net capital losses of a non-corporate U.S. Shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

The Fund will send to each U.S. Shareholder, as promptly as possible after the end of each calendar year, but in no event later than the Fund’s distribution of Form 1099, a notice detailing, on a per Share and per distribution basis, the amounts includible in such U.S. Shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions generally will be reported to the IRS. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Shareholder’s particular situation.

The Fund may be required to withhold U.S. federal income tax, or “backup withholding,” currently at a rate of 28%, from all taxable distributions to any non-corporate U.S. Shareholder: (1) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding; or (2) with respect to whom the IRS notifies the Fund that such shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Shareholder’s U.S. federal income tax liability and may entitle such shareholder to a refund; provided that proper information is timely provided to the IRS.

Failure to Qualify as a RIC

If the Fund were unable to qualify for treatment as a RIC, the Fund would be subject to U.S. federal income tax on all of its net taxable income at regular corporate rates. The Fund would not be able to deduct distributions to shareholders, nor would they be required to be made. Distributions would generally be taxable to non-corporate shareholders as ordinary dividend income eligible for the reduced rates of U.S. federal income tax to the extent of the Fund’s current and accumulated earnings and profits. Subject to certain limitations under the Code, corporate U.S. Shareholders would be eligible for the dividends received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis, and any remaining distributions would be treated as a capital gain. If the Fund were to fail to meet the RIC requirements in its first taxable year or, with respect to later years, for more than two consecutive years, and then to seek to requalify as a RIC, the Fund would be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund made a special election to pay corporate-level tax on any such unrealized appreciation recognized during the succeeding ten year period.

CERTAIN ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets of a Plan, should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to a Plan, including the duty of prudence, the suitable allocation of assets within and across different asset classes, the avoidance of prohibited transactions and other standards. In determining whether a particular investment is appropriate for a Plan, a fiduciary of a Plan must comply with rules adopted by the DOL, which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of a Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition to determine whether the Plan’s assets are suitably allocated within and across different asset classes, as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of a Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made. If a fiduciary of a Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result: (1) neither the Investment Managers nor the Adviser will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities; and (2) transactions involving the assets and investments of the Fund will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities.

The Fund will require any Plan proposing to invest in the Fund to represent that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

Certain prospective Plan investors may currently maintain relationships with the Adviser or with other entities that are affiliated with the Adviser. Each of the Adviser and their affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. Prior to a Plan’s investment in the Fund, each fiduciary of the Plan that is responsible for the Plan’s investments (each a “Fiduciary”) will be required to execute a subscription agreement on behalf of the Plan and to personally represent that:

•	each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Internal Revenue Code or other comparable non-ERISA laws and such person is authorized to execute the subscription agreement on behalf of the Plan;

•	the decision to invest in the Fund was made by each Fiduciary independent of the Adviser and the Adviser’s affiliates, and each Fiduciary has not relied on any individualized advice or recommendation of the Adviser, or the Adviser’s affiliates, as a primary basis for the decision to invest in the Fund;

•	the investment of Plan assets in the Fund is consistent with the provisions of the Plan, the Plan’s investment guidelines, if any, and all other documents that govern the Plan’s investments;

•	each Fiduciary responsible for the Plan’s investments has executed the subscription agreement;

•	each Fiduciary is: (1) responsible for the decision to invest in the Fund; and (2) qualified to make such investment decision;

•	the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws;

•	the purchase of the Institutional Shares by the Plan will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code; and

•	unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this prospectus, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Institutional Shares.

DESCRIPTION OF SHARES

The Fund

The Fund is a Delaware statutory trust and is governed by Delaware Statutory Trust Act, 12 Del. Code §§ 3801 et seq., as from time to time amended (the “Delaware Act”). The Certificate of Trust to establish the Fund under the Delaware Act was filed with the Secretary of State of the State of Delaware on May 21, 2014. The Delaware Act provides a statutory framework for the powers, duties, rights and obligations of the Board and the shareholders.

Shares of Beneficial Interest

The Declaration of Trust authorized the issuance of an unlimited number of shares of beneficial interest, par value $.001 per share. This Prospectus offers the Fund’s Institutional Shares. Currently, the Fund does not offer any other classes of shares. All distributions will be made ratably among the shareholders according to the number of Institutional Shares held of record.

Institutional Shares will, when issued, be fully paid and non-assessable, and will not have preemptive rights or rights to elect Trustees based on cumulative voting.

The Trustees will have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of any class, to establish and designate and to change in any manner any initial or additional classes and to fix such preferences, voting powers, rights and privileges of class, to divide or combine any classes into a greater or lesser number, to classify or reclassify any issued Shares or any classes into one or more classes of Shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

No shareholder may be called upon for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Shareholder Voting

Shareholders will have the power to vote only: (1) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (2) with respect to a services agreement to the extent required under the 1940 Act; (3) with respect to the termination of the Fund or a class thereof to the extent required by applicable law; and (4) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-Laws or any registration of the Fund as an investment company under the 1940 Act or as the Trustees may consider necessary from time to time.

On any matters submitted to a vote of the shareholders, all Shares of the Fund then entitled to vote will be voted in aggregate, except: (1) when required by applicable law, Shares will be voted by class; and (2) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes will be entitled to vote thereon. A shareholder will be entitled to one vote for each Share on any matter on which such shareholder is entitled to vote. A shareholder of a class will be entitled to a proportionate fractional vote for each fractional Share of such class thereof on any matter on which such shareholder is entitled to vote.

Unless a larger percentage is required by law, the Declaration of Trust or the Trustees, one-third (1/3) of the Institutional Shares entitled to vote in person or by proxy on a particular matter will be a quorum for the transaction of business at a shareholders’ meeting with respect to that matter. Except when a larger vote is required by law, the Declaration of Trust or the Trustees, a majority of the Institutional Shares voted in person or by proxy on a particular matter at a meeting at which a quorum is present will decide any questions with respect to that matter and a plurality will elect a Trustee.

Election and Removal of Trustees

The Declaration of Trust provides that the Board may designate the number of Trustees and that Board vacancies may be filled by the remaining Trustees unless otherwise required under the 1940 Act. A Trustee may be removed, with or without cause, at any time by written instrument, signed by a majority of the Trustees prior to such removal or at any meeting of the Fund’s shareholders by vote of the shareholders owning at least two-thirds (2/3) of the outstanding Institutional Shares of the Fund.

Amendments to the Declaration of Trust and the By-Laws

Generally, the Trustees may, without shareholder vote, amend the Declaration of Trust. Shareholders however, will have the right to vote: (1) on any amendment which would affect their right to vote granted in the Declaration of Trust (Section 6.1 of the Declaration of Trust); (2) on any amendment to that section of the Declaration of Trust governing the initiation of amendments to the Declaration of Trust (Section 10.6 of the Declaration of Trust); (3) on any amendment for which such vote is required by law; and (4) on any amendment submitted to them by the Trustees.

Please refer to the Declaration of Trust and By-Laws for a more complete discussion of the provisions summarized above.

OTHER INFORMATION

Fiscal/Tax Year End

The Fund’s fiscal and tax year end will be the twelve (12) month period ending March 31.

Independent Registered Public Accountant

Ernst & Young LLP, 5 Times Square, New York, New York 10036-6530 serves as the Fund’s independent registered public accountant.

Legal Counsel

Bernstein Shur, 100 Middle Street, P.O. Box 9729, Portland, Maine 04104-5029, serves as legal counsel to the Fund as well as legal counsel to the Trustees who are not “interested persons” (as that term is defined under the 1940 Act) of the Fund.

Control Persons

A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of September 30, 2015, Cross Shore QP Partners, LP owned greater than 25% of the voting securities of the Fund.

Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Registrant for its Account	Amount Outstanding as of September 30, 2015
Institutional Shares	Unlimited	N/A	328,939.30

Inquiries

Inquiries regarding the Fund and its Institutional Shares (including the procedures for purchasing Institutional Shares) should be directed to:

Cross Shore Discovery Fund

C/O Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206

(844) 300-7828

CROSS SHORE DISCOVERY FUND

SUBSCRIPTION INSTRUCTIONS

1.	Please read and complete the attached Subscription Agreement. It contains certain statements and certain representations required to be made by each subscriber. Please complete, date and sign the signature page of the Subscription Agreement for Cross Shore Discovery Fund (the “Fund”). This Subscription Agreement must be received by Huntington Asset Services, Inc., the Fund’s transfer agent (the “Transfer Agent”), at least six (6) Business Days (as defined below) prior to the date on which the subscription is to take effect. The subscription monies payable in cleared funds must be received by the Fund at least four (4) Business Days prior to the applicable subscription date. The term “Business Day” refers to any day that the New York Stock Exchange is open for business. All references to Business Day will be based on the time in New York City.

2.	Please complete the attached Signature Page, Investor Questionnaire and Account Application (as appropriate). The information is intended to establish, among other things: (i) whether you satisfy the eligibility qualifications required by the Fund; and (ii) that there is compliance with the Investment Company Act of 1940, as amended. Please complete, date and sign the signature page of the Investor Questionnaire.

3.	Please review the Agreement and Declaration of Trust (“Trust Agreement”). The Fund recommends that each subscriber read the Fund’s Trust Agreement in its entirety prior to making an investment in the Fund. A subscriber can obtain a copy of the Trust Agreement by contacting the Transfer Agent at the number set forth in item 6 below.

4.	Return completed documents. Please return the executed Subscription Agreement and Investor Questionnaire to the Transfer Agent as follows:

Regular Mail:	Overnight Delivery:

Cross Shore Discovery Fund	Cross Shore Discovery Fund
Institutional Shares	Institutional Shares
P.O. 6110	2960 N. Meridian Street, Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

You may also return the execute Subscription Agreement and Investor Questionnaire to the Transfer Agent by faxing the documentation to 317-937-3014.

5.	Wiring instructions.

Federal wire payment instructions

Bank:	Huntington National Bank
ABA No.	044000024
ATTN:	CROSS SHORE DISCOVERY FUND
ACCT NO.	01401101772
FFC:	[YOUR NAME] [YOUR CROSS SHORE ACCOUNT NO.]*

*Your account number is not necessary for an initial investment in the Fund. After submitting your subscription document, please call the Fund at 844-300-7828 to notify the Fund of your incoming wire. The Fund requests advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Please have your bank identify on the wire transfer the name of the prospective investor. We recommend that your bank charge its wiring fees separately so that the entire amount you have elected to invest may be invested in the Fund.

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6.	Questions. Questions concerning the completion of the Subscription Agreement or Investor Questionnaire should be directed to 844-300-7828.

ALL INFORMATION SHOULD BE TYPED OR PRINTED IN INK.

ALL CORRECTIONS MUST BE INITIALED.

PLEASE NOTIFY THE FUND IMMEDIATELY IF THE INFORMATION YOU SUPPLY BECOMES INACCURATE AT ANY TIME.

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CROSS SHORE DISCOVERY FUND

(a Delaware Statutory Trust)

SUBSCRIPTION AGREEMENT

Cross shore Discovery Fund
P.O. Box 6110
Indianapolis, IN 42206-6110
Telephone: 844-300-7828

Facsimile: 317-937-3014

The undersigned wishes to invest in Cross Shore Discovery Fund (“Fund”), the sole series of a Delaware statutory trust of the same name (“Trust”), upon the terms and conditions contained in the Fund’s Prospectus dated October 21, 2015 as the same may be amended or supplemented (the “Prospectus”).

1. Subscription

(a) Subject to the terms and conditions of this Subscription Agreement (“Agreement”), the undersigned hereby tenders a subscription (by wire transfer) in the amount set forth on the signature page hereto (“Subscription”) for Institutional Shares of the Fund (“Shares”).

(b) The Subscription will be payable in full upon execution of this Agreement.

(c) The minimum initial investment amount is $50,000 and the minimum additional investment amount is $5,000. The Subscription amount does not include an amount for any transfer taxes or any other form of tax. Subject to any legal or regulatory restrictions, the undersigned’s payment will be held by the Administrator in a subscription account. The undersigned will not be paid any interest from the subscription account.

2. Acceptance of Agreement. It is understood and agreed that this Agreement is made subject to the following terms and conditions:

(a) The Fund will have the right to accept or reject this Agreement and will have the right to accept or reject the Subscription in the Fund’s sole and absolute discretion, and this Agreement and the Subscription will be deemed to be accepted by the Fund only when the undersigned has been included as a shareholder in the books and records of the Fund. If this Subscription is rejected, the Subscription will be returned without interest promptly to the undersigned and this Agreement will have no force or effect.

(b) The undersigned understands that the undersigned’s Shares will not be evidenced by a certificate subject to Article 8 of the Uniform Commercial Code.

3. Representations and Warranties by the Trust. The Trust represents, warrants and agrees as follows:

(a) Organization and Standing of the Trust, etc. The Trust is duly and validly formed and validly existing as a Statutory trust under the laws of the State of Delaware and has all requisite power and authority under its Agreement and Declaration of Trust as may be amended or amended and restated from time to time (“Trust Agreement”) and such laws to conduct its business as described in the Trust Agreement.

(b) Compliance with Other Instruments, etc. The Trust is not in material violation of any term of the Trust Agreement or this Agreement nor is it in material violation of any term of any other mortgage, indenture, contract, agreement, instrument, judgment, decree or order that is applicable to it or by which it is bound.

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4. Representations and Warranties of the Undersigned. The undersigned, on its own behalf, or if this Agreement is being executed by an authorized representative acting on behalf of the undersigned (“Authorized Representative”), the Authorized Representative hereby represents and warrants to the Trust as follows:

(a) The undersigned has received, read carefully and understands the Prospectus and this Agreement and all attachments hereto and thereto and has (if applicable) consulted with the undersigned’s own attorney, accountant or investment adviser with respect to the investment contemplated hereby and its suitability for the undersigned. Any special acknowledgment set forth below with respect to any statement contained in the Prospectus or this Agreement will not be deemed to limit the generality of this representation and warranty.

(b) The undersigned has been provided an opportunity to obtain any additional information concerning the offering and the Fund to the extent the Fund possesses such information or can acquire it without unreasonable effort or expense and has been given the opportunity to ask questions of, and receive answers from, the Fund concerning the terms and conditions of the offering and other matters pertaining to this investment.

(c) The undersigned understands and acknowledges that: (i) the Shares cannot be sold or transferred without the prior written consent of the Fund, which may be withheld in its sole discretion and will be withheld if transfer would subject the Fund to adverse tax consequences; and (ii) the undersigned has been advised to consult his, her or its financial, tax, and legal advisors with respect to an investment in the Fund and the terms of this Agreement and all attachments hereto.

(d) The statements as to net worth and annual income or assets of the undersigned and the other information set forth in the attached Investor Questionnaire are true, correct and complete in all material respects.

(e ) The undersigned has evaluated the risks of investing in the Shares and has determined that the Shares are a suitable investment for the undersigned. The undersigned can bear the economic risk of this investment and can afford a complete loss of its investment. In evaluating the suitability of an investment in the Shares, the undersigned has not relied upon any representations or other information (whether oral or written) other than as set forth in the Prospectus or the Fund’s Statement of Additional Information, and attachments thereto, and independent investigations made by the undersigned or representative(s) of the undersigned.

(f) The undersigned is knowledgeable and experienced in evaluating investments and experienced in financial and business matters and is capable of evaluating the merits and risks of investing in the Shares. The aggregate amount of the investments of the undersigned in, and the undersigned’s commitments to, all similar investments that are illiquid is reasonable in relation to the undersigned’s net worth.

(g) The address set forth in the Investor Contact Information is the undersigned’s true and correct residence, if an individual, or principal place of business, if an entity.

(h) The undersigned (if an entity) is duly authorized and qualified to become a shareholder of, and authorized to make investments in the Fund, and the person signing this Agreement for or on behalf of such entity has been duly authorized by such entity to do so.

(i) Any information that the undersigned has heretofore furnished to the Fund with respect to the undersigned is correct and complete as of the date of this Agreement and if there should be any material change in such information prior to the undersigned’s purchase of Shares, the undersigned will immediately furnish such revised or corrected information to the Fund.

(j) The representations, warranties, agreements, undertakings and acknowledgments made by the undersigned or its Authorized Representative in this Agreement (including the Investor Questionnaire) are made with the intent that they be relied upon by the Fund in determining his, her or its suitability as a purchaser of the Shares, and will survive his, her or its purchase. In addition, the undersigned undertakes to notify the Fund immediately of any change in any representation, warranty or other information relating to the undersigned set forth herein.

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(k) The undersigned, if it is a corporation, limited liability company, trust, fund or other entity, is duly organized, validly existing and in good standing under the laws of its jurisdiction of organization, was formed prior to, and not for the purpose of investing in the Shares and the execution, delivery and performance by it of this Agreement are within its powers, have been duly authorized by all necessary corporate or other action on its behalf, require no action by or in respect of, or filing with, any governmental body, agency or official (except as disclosed in writing to the Fund), and do not and will not contravene, or constitute a default under any provision of applicable law or regulation or of its certificate of incorporation or other comparable organizational documents or any agreement, judgment, injunction, order, decree or other instrument to which the undersigned is a party or by which the undersigned or any of the undersigned’s properties is bound. This Agreement constitutes a valid and binding agreement of the undersigned enforceable against the undersigned in accordance with its terms.

(l) If the undersigned is a natural person, the execution, delivery and performance by the undersigned of this Agreement is within the undersigned’s legal right, power and capacity, require no action by or in respect of, or filing with, any governmental body, agency or official (except as disclosed in writing to the Fund), and do not and will not contravene, or constitute a default under, any provision of applicable law or regulation or of any agreement, judgment, injunction, order, decree or other instrument to which the undersigned is party or by which the undersigned or any of his or her properties is bound. This Agreement constitutes a valid and binding agreement of the undersigned enforceable against the undersigned in accordance with its terms.

(m) No representations or warranties have been made to the undersigned by the Fund, or any agent of the Fund, other than as set forth herein.

(n) If the undersigned is a non-discretionary client of the Fund’s investment adviser or an affiliate of the Fund’s investment adviser, the undersigned acknowledges and agrees that the decision to acquire Shares made by the undersigned based on the undersigned’s own analysis, either alone or with the assistance of the undersigned’s own professional advisors, of the merits and risks of the investment. In addition, the individual responsible for the undersigned’s investment in the Fund (including any adviser or consultant) has been responsible for decisions to invest (whether acting on behalf of the undersigned or others) in a significant way in investments such as publicly traded U.S. equity securities, widely held mutual funds, closed-end investment companies, private investment partnership or limited liability company units, other non-publicly traded securities and futures and options on futures.

(o) The undersigned acknowledges and is aware of the following: (i) the speculative nature and the degree of risk involved in the Fund’s proposed investment activities, as described in the Prospectus; (ii) there are certain actual and potential conflicts of interest that should be considered by the undersigned before subscribing; (iii) the tax effects that may be expected by the Fund are not susceptible to precise prediction, and future legislation, future rulings of the U.S. Internal Revenue Service and court decisions may have an adverse effect on one or more of the tax elections made by the Fund; and (iv) valuations of the Fund may be unaudited and/or estimated.

(p) (For IRA, KEOGH, ERISA and other Plan Investors Only) If the undersigned is an IRA, KEOGH, ERISA, or other plan that is: (i) an “employee benefit plan” within the meaning of Section 3(3) of Employee Retirement Income Security Act of 1974 (“ERISA”) that is subject to Part 4 of Subtitle B of Title I of ERISA; and/or (ii) a “plan” within the meaning Section 4975(e)(1) of the Internal Revenue Code of 1986, as amended (the “Code”) that is subject to Section 4975 of the Code (a “Plan”), the undersigned and any fiduciaries responsible for its investments (each a “Fiduciary”), are aware of and understand the Fund’s investment objectives, policies, and strategies and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA. In addition, each Fiduciary executing this Agreement on behalf of the Plan personally represents and warrants to the Fund that: (A) each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Code or other comparable non-ERISA laws and such person is authorized to execute this Agreement on behalf of the

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Plan; (B) each Fiduciary responsible for the Plan’s investments has executed this Agreement; (C) each Fiduciary is: (1) responsible for the decision to invest in the Fund; and (2) qualified to make such investment decision; (D) the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws; and (E) the purchase of the Shares by the Plan will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code; and (F) unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

5. Indemnity.

(a) The undersigned, executing this Agreement on its own behalf, agrees to indemnify and hold harmless the Fund against any and all claims, damages, losses, liabilities and expenses whatsoever (including all expenses reasonably incurred in investigating, preparing or defending against any claim whatsoever) arising out of or based upon: (i) any false representation or warranty made by the undersigned, or breach or failure by the undersigned to comply with any covenant or agreement made by the undersigned, in this Agreement or in any other document furnished by the undersigned to the Fund in connection with this transaction; or (ii) any action for securities law violations instituted or joined by the undersigned which is finally resolved by judgment against the undersigned. The undersigned also agrees to indemnify the Fund for any and all damages, costs, fees, losses and expenses (including legal fees and disbursements) in connection with or resulting from any misrepresentation or misstatement by the undersigned contained herein or the assertion of the undersigned’s lack of proper authorization from any underlying subscriber for whom the undersigned is acting as trustee, agent, representative or nominee (such underlying subscriber, the “Beneficial Owner”) to enter into this Agreement or perform the obligations hereof. The reimbursement, indemnity and contribution obligations of the undersigned under this section will be in addition to any liability which the undersigned may otherwise have, and will be binding upon and inure to the benefit of any successors or assigns of the Fund.

(b) Each Authorized Representative (including a Fiduciary defined above in Section 4(p)) executing this Agreement on behalf of the undersigned personally agrees to, jointly and severally, indemnify and hold harmless the Fund against any and all claims, damages, losses, liabilities and expenses whatsoever (including all expenses reasonably incurred in investigating, preparing or defending against any claim whatsoever) arising out of or based upon: (i) any false representation or warranty made by the undersigned or an Authorized Representative, or breach or failure by the undersigned or an Authorized Representative to comply with any covenant or agreement made by the undersigned or an Authorized Representative, in this Agreement or in any other document furnished by the undersigned or an Authorized Representative to the Fund in connection with this transaction; or (ii) any action for securities law violations instituted or joined by the undersigned or an Authorized Representative which is finally resolved by judgment against the undersigned or an Authorized Representative. Each Authorized Representative also personally agrees to, jointly and severally, indemnify the Fund for any and all damages, costs, fees, losses and expenses (including legal fees and disbursements) in connection with or resulting from any misrepresentation or misstatement by the undersigned or an Authorized Representative contained herein or the assertion of the undersigned’s or Authorized Representative’s lack of proper authorization from any Beneficial Owner to enter into this Agreement or perform the obligations hereof. The reimbursement, indemnity and contribution obligations of each Authorized Representative under this section will be in addition to any liability that the Authorized Representative may otherwise have, and will be binding upon and inure to the benefit of any successors or assigns of the Fund.

6. Verification of Identity.

(a) The undersigned should check the website of the U.S. Treasury Department’s Office of Foreign Assets Control (“OFAC”) at <http://www.treas.gov/ofac> before the undersigned or its Authorized Representative makes the following representations:

(i) The undersigned represents that the Shares are to be purchased with funds that are from legitimate sources in connection with his, her or its regular business activities and that were not and are

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not directly or indirectly derived from activities that may contravene federal, state or international laws and regulations, including anti-money laundering laws and regulations. The undersigned hereby declares that the Shares is not being acquired and will not be held in violation of any applicable laws.

(ii) Federal regulations and Executive Orders administered by OFAC prohibit, among other things, the participation in transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals, a list of which may be found at the OFAC website set forth above. In addition, the programs administered by OFAC prohibit dealing with individuals in certain countries regardless of whether such individuals or entities appear on the OFAC list. The undersigned represents and warrants that, to the best of his, her or its knowledge, neither of (A) the undersigned, (B) any person controlling or controlled by the undersigned, (C) any person with a beneficial interest in the undersigned, or (D) any person for whom the undersigned is acting as agent or nominee in connection with an investment in the Shares is a country, territory, individual or entity named on an OFAC list, nor is a person or entity prohibited under any program administered by OFAC.

(iii) The undersigned agrees to promptly notify the Fund if the undersigned becomes aware of any change in the information set forth in these representations. The Fund may be obligated to freeze the account of the undersigned, either by prohibiting additional investments from the undersigned, declining any repurchase requests and/or segregating the assets in the account in compliance with governmental regulation, and the Fund may also be required to report such action and to disclose the undersigned’s identity to OFAC. The undersigned acknowledges that the Fund may, by written notice to the undersigned withhold distribution of repurchase proceeds to the undersigned if the Fund deems it to be reasonably necessary to do so to comply with anti-money laundering regulations applicable to the Fund or any of the Fund’s other service providers.

(b) The undersigned or its Authorized Representative represents and warrants that, to the best of his, her or its knowledge, neither of: (i) the undersigned; (ii) any person controlling or controlled by the undersigned; (iii) any person with a beneficial interest in the undersigned; or (iv) any person for whom the undersigned is acting as agent or nominee in connection with an investment in the Shares is a senior foreign political figure,1 or any immediate family member2 or close associate3 of a senior foreign political figure.

(c) If the undersigned is a non-U.S. banking institution (“Foreign Bank”) or if the undersigned receives deposits from, makes payments on behalf of, or handles other financial transactions related to a Foreign Bank, the undersigned or its Authorized Representative represents and warrants that the Foreign Bank: (i) has a fixed address, other than solely an electronic address, in a country in which the Foreign Bank is authorized to conduct banking activities; (ii) employs one or more individuals on a full-time basis; (iii) maintains operating records related to its banking activities; (iv) is subject to inspection by the banking authority that licensed the Foreign Bank to conduct banking activities; and (v) does not provide banking services to any other Foreign Bank that does not have a physical presence in any country and that is not a regulated affiliate.

[1]	A “senior foreign political figure” is defined as a senior official in the executive, legislative, administrative, military or judicial branches of a foreign government (whether elected or not), a senior official of a major foreign political party, or a senior executive of a foreign government-owned corporation. In addition, a “senior foreign political figure” includes any corporation, business or other entity that has been formed by, or for the benefit of, a senior foreign political figure.
[2]	The “immediate family” of a senior foreign political figure typically includes the figure’s parents, siblings, spouse, children and in-laws.
[3]	A “close associate” of a senior foreign political figure is a person who is widely and publicly known to maintain an unusually close relationship with the senior foreign political figure and includes a person who is in a position to conduct substantial domestic and international financial transactions on behalf of the senior foreign political figure.

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(d) The Fund reserves the right to request such information as is necessary to verify the identity of the undersigned. The undersigned will promptly on demand provide such information and execute and deliver such documents as the Fund may request to verify the accuracy of the undersigned’s representations and warranties herein or to comply with any law or regulation to which the Fund may be subject. In the event of delay or failure by the undersigned to produce any information required for verification purposes, the Fund may refuse to accept the application and the subscription funds relating thereto or may refuse to process a repurchase request until proper information has been provided. Further, the Fund may not accept any funds from the undersigned if it cannot make the representations set forth in Section 4 or Section 6. If an existing holder of Shares or an authorized representative acting on behalf of such person cannot make these representations, the Fund may require the repurchase of the Shares held by such person.

7. Assignment: Transferability. This Agreement or any interest herein may not be assigned by either party without the written consent of the other party. The undersigned further agrees that the assignment and transferability of the Shares acquired pursuant hereto will be made only in accordance with the terms of the Trust Agreement and the Prospectus.

8. Time: No Revocation. Time will be of the essence in this Agreement. The undersigned agrees that this Agreement and any agreement of the undersigned made hereunder is irrevocable by the undersigned, and that this Agreement will survive the death or legal incapacity of the undersigned.

9. Notices. All notices or other communications given or made hereunder will be in writing and will be deemed effectively given upon personal delivery or upon deposit in any United States mail box, postage prepaid, deposit with an overnight courier, or transmission by facsimile or electronic mail to the undersigned at the address set forth in the undersigned’s Contact Information attached hereto and to the Fund at the address below, or at such other place as the Fund may designate by written notice to the undersigned:

Regular Mail:	Overnight Delivery:

Cross Shore Discovery Fund	Cross Shore Discovery Fund
Institutional Shares	Institutional Shares
C/O Huntington Asset Services Inc.	C/O Huntington Asset Services Inc.
P.O. Box 6110	2960 N. Meridian St. Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208

Fax: 317-937-3014

10. Survival of Agreements, Representations and Warranties, etc. All agreements, representations and warranties contained herein or made in writing by or on behalf of the Fund in connection with the transactions contemplated by this Agreement will survive the execution and delivery of this Agreement, any investigation at any time made by the undersigned or on the undersigned’s behalf, and the sale and purchase of the undersigned’s Shares in the Fund and payment therefor.

11. Counterparts. This Agreement may be executed in any number of counterparts, each of which will be an original but all of which taken together will constitute one agreement.

12. Governing Law. This Agreement will be governed by and construed under the laws of the State of Delaware as applied to agreements among Delaware residents entered into and to be performed entirely within Delaware.

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SIGNATURE PAGE TO SUBSCRIPTION AGREEMENT

Investors Not Acting Through Authorized Representatives

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that your investment in the Fund is low risk or without risk. An investment in the Fund is illiquid and is not suitable for you if you need access to the money you invest. You may not have access to the money you invest for an indefinite period of time and you should not expect to be able to sell your Shares regardless of how your investment in the Fund performs. You do not have the right to require the Fund to redeem or repurchase your Shares although the Fund may periodically offer to repurchase Shares on such terms as may be determined by the Trust’s Board of Trustees. Shares are not, and are not expected to be, listed for trading on any securities exchange. To the Trust’s knowledge, there is no, nor will there be, any secondary trading market for the Shares. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Trust Agreement. Because you may not be able to sell Shares, you will not be able to reduce your investment exposure to the Fund on any market downturn. Please review the Fund’s investment risks discussed in the Prospectus.

SIGNATURE AND TAX CERTIFICATIONS

The undersigned is [check the applicable subparagraph]

☐	A U.S. Person (as defined below) or

☐	A non-U.S. Person (as defined below)

For purposes of this Investor questionnaire, a “U.S. Person” includes:

(1) a natural person who is a citizen of or a resident in the Unites States;

(2) a partnership or corporation organized or incorporated under the laws of the United States;

(3) an estate of which any executor or administrator is a U.S. Person;

(4) a trust of which any trustee is a U.S. Person;

(5) an agency or branch of a foreign entity located in the United States;

(6) a non-discretionary account or similar account (other than an estate or trust) held by a dealer or other fiduciary for the benefit of account of a U.S. Person;

(7) a discretionary account or similar account (other than an estate or trust) held by a dealer or other fiduciary organized, incorporated, or (if an individual) resident in the United States, or

(8) a partnership or corporations if: (A) organized or in incorporated under the laws of any foreign jurisdiction; and (B) formed by one or more of the above and/or one or more natural persons resident in the United States principally for the purpose of investing in securities not registered under the 1933 Act, unless it is organized or incorporated, and owned, by accredited investors (as defined in Rule 501(a)) under the 1933 Act who are not natural persons, estates or trusts; provided, however, that the term “U.S. Person” will not include any person or entity that is not treated as a U.S. Person for purposes of the code. For these purposes, a limited liability company

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is treated as a partnership for tax purposes if there is more than one owner and the sole owner is treated as an association taxable as a corporation for income tax purposes. A limited liability company is treated as a disregarded entity for tax purposes if it has one owner and the sole owner is treated as the owner of the assets of the limited liability company, unless the sole owner has elected to treat the limited liability company as an association taxable as a corporation for income tax purposes.” A “non-U.S. person” means any person other than a U.S. Person. A “non-U.S. person” means any person other than a U.S. Person.

The undersigned, if a natural person, is of legal age in the jurisdiction of his or her residence and wishes to purchase Shares of the fund as described in the current Fund’s Prospectus. By executing this subscriptions Agreement, the undersigned or, if this Subscription Agreement is being executed by an Authorized Representative, the Authorized Representative, represents and warrants that it has full right, power, and authority to make this investment and the Authorized Representative is duly authorized to sign this Subscriptions Agreement and to affect transactions in Shares on behalf of the Investor.

Certification

Under the penalties of perjury, the undersigned on its own behalf, or its Authorized Representative certifies that: (1) the number shown on this form is the undersigned’s correct social security number/tax identification number or the undersigned is waiting for a number to be issued to the undersigned): (2) the undersigned has not been notified by the Internal Revenue Service (“IRS”) that the undersigned is subject to backup withholding, because: (a) the undersigned is exempt from backup withholding; or (b) the undersigned has not been notified by the IRS that the undersigned is subject to backup withholding for failure to report all dividend and interest income; or (c) the IRS has notified the undersigned that the undersigned is no longer subject to backup withholding, and (3) the undersigned is a U.S. Person.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By my signature on this subscription document, the subscriber or its Authorized Representative certifies that:

(1)	The undersigned is not involved in any money laundering schemes and the source of this investment is not derived from any unlawful activity;

(2)	The undersigned has received and read the Prospectus and agrees to the terms and conditions therein; and

(3)	The Information provided by the undersigned within the Agreement is true and correct and any documents provided herewith are genuine.

$
Print Name of Investor	Total Investment Amount/Class of Shares

Signature of Investor	Signature of Joint Investor or other person whose signature is required

Print Title (If applicable)	Print Name & Title (If applicable)

Date	Date

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Investors Acting Through Authorized Representatives (If Applicable)

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that your investment in the Fund is low risk or without risk. An investment in the Fund is illiquid and is not suitable for you if you need access to the money you invest. You may not have access to the money you invest for an indefinite period of time and you should not expect to be able to sell your Shares regardless of how your investment in the Fund performs. You do not have the right to require the Fund to redeem or repurchase your Shares although the Fund may periodically offer to repurchase Shares on such terms as may be determined by the Trust’s Board of Trustees. Shares are not, and are not expected to be, listed for trading on any securities exchange. To the Trust’s knowledge, there is no, nor will there be, any secondary trading market for the Shares. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Trust Agreement. Because you may not be able to sell Shares, you will not be able to reduce your investment exposure to the Fund on any market downturn. Please review the Fund’s investment risks discussed in the Prospectus.

SIGNATURE AND TAX CERTIFICATIONS

The undersigned is [check the applicable subparagraph]

☐	A U.S. Person (as defined below) or

☐	A non-U.S. Person (as defined below)

For purposes of this Investor questionnaire, a “U.S. Person” includes:

(1) a natural person who is a citizen of or a resident in the Unites States;

(2) a partnership or corporation organized or incorporated under the laws of the United States;

(3) an estate of which any executor or administrator is a U.S. Person;

(4) a trust of which any trustee is a U.S. Person;

(5) an agency or branch of a foreign entity located in the United States;

(6) a non-discretionary account or similar account (other than an estate or trust) held by a dealer or other fiduciary for the benefit of account of a U.S. Person;

(7) a discretionary account or similar account (other than an estate or trust) held by a dealer or other fiduciary organized, incorporated, or (if an individual) resident in the United States, or

(8) a partnership or corporations if: (A) organized or in incorporated under the laws of any foreign jurisdiction; and (B) formed by one or more of the above and/or one or more natural persons resident in the United States principally for the purpose of investing in securities not registered under the 1933 Act, unless it is organized or incorporated, and owned, by accredited investors (as defined in Rule 501(a)) under the 1933 Act who are not natural persons, estates or trusts; provided, however, that the term “U.S. Person” will not include any person or entity that is not treated as a U.S. Person for purposes of the code. For these purposes, a limited liability company is treated as a partnership for tax purposes if there is more than one owner and the sole owner is treated as an association taxable as a corporation for income tax purposes. A limited liability company is treated as a disregarded entity for tax purposes if it has one owner and the sole owner is treated as the owner of the assets of the limited liability company, unless the sole owner has elected to treat the limited liability company as an association taxable as a corporation for income tax purposes.” A “non-U.S. person” means any person other than a U.S. Person. A “non-U.S. person” means any person other than a U.S. Person.

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The undersigned, if a natural person, is of legal age in the jurisdiction of his or her residence and wishes to purchase Shares of the fund as described in the current Fund’s Prospectus. By executing this subscriptions Agreement, the undersigned or, if this Subscription Agreement is being executed by an Authorized Representative, the Authorized Representative, represents and warrants that it has full right, power, and authority to make this investment and the Authorized Representative is duly authorized to sign this Subscriptions Agreement and to affect transactions in Shares on behalf of the Investor.

Certification

Under the penalties of perjury, the undersigned on its own behalf, or its Authorized Representative certifies that: (1) the number shown on this form is the undersigned’s correct social security number/tax identification number or the undersigned is waiting for a number to be issued to the undersigned): (2) the undersigned has not been notified by the Internal Revenue Service (“IRS”) that the undersigned is subject to backup withholding, because: (a) the undersigned is exempt from backup withholding; or (b) the undersigned has not been notified by the IRS that the undersigned is subject to backup withholding for failure to report all dividend and interest income; or (c) the IRS has notified the undersigned that the undersigned is no longer subject to backup withholding, and (3) the undersigned is a U.S. Person.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By my signature on this subscription document, the subscriber or its Authorized Representative certifies that:

(1)	The undersigned is not involved in any money laundering schemes and the source of this investment is not derived from any unlawful activity;

(2)	The undersigned has received and read the Prospectus and agrees to the terms and conditions therein; and

(3)	The Information provided by the undersigned within the Agreement is true and correct and any documents provided herewith are genuine.

$
Print Name of Investor	Total Investment Amount/Class of Shares

Signature of Investor	Signature of Joint Investor or other person whose signature is required

Print Name of Authorized Representative	Print Name of other Authorized Representative whose signature is req’d

Signature of Authorized Representative	Signature of other Authorized Representative whose signature is required

Print Title (If applicable) and Relationship to Investor	Print Title (If applicable) and Relationship to Investor

Date:	Date:

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INVESTOR QUESTIONNAIRE – Part 1 – All Investors

CROSS SHORE DISCOVERY FUND

(A Delaware Statutory Trust)

INSTRUCTIONS

1.	In order to ensure compliance with applicable federal law, it is necessary to obtain information regarding the financial position and experience of prospective investors (“Investors”) in the Cross Shore Delivery Fund (the “Fund”). Please complete this Investor Questionnaire.

2.	Please return the completed Investor Questionnaire to:

Regular Mail	Overnight Delivery
Cross Shore Discovery Fund	Cross Shore Delivery Fund
Institutional Shares	Institutional Shares
C/O Huntington Asset Services, Inc.	C/O Huntington Asset Services, Inc.
P.O. Box 6110	2960 N. Meridian St. Suite 300
Indianapolis, IN 46206	Indianapolis, IN 46208
You may also return the completed Investor Questionnaire to the Fund’s Transfer Agent by faxing the document to 317-937-3014.

3.	Capitalized terms are not otherwise defined herein will have the meaning ascribed to them in the Subscription Agreement to which this Investor Questionnaire is attached.

INVESTOR SUBCRIPTION CHECKLIST

To avoid any issues or delays in processing your subscription applications, please review to make sure you have completed the following:

1. Complete all required sections of the Subscription Agreement	☐

2.      Complete all appropriate sections of the Investor Questionnaire:

•    Signature Page

•    All investors must complete “Investor Questionnaire – Part 1”

•    Complete “Investor Questionnaire – Part 2A” for a subscription to a Traditional IRA

•    Complete “Investor Questionnaire – Part 2B” for a subscription to a Roth IRA

☐

3. Provide account owner name, residential address, date of birth & Social Security Number or Tax Identification Number for all individuals listed on the applications	☐

4. Provide all identifying documents for non-individuals or entity registrations	☐

5. Complete bank account information	☐

6. Provide completed signed Subscription Agreement	☐

7. Wire your investment amount using the following Federal wire payment instructions:	☐

BANK:	Huntington National Bank
ABA No.	044000024
ATTN:	CROSS SHORE DISCOVERY FUND
ACCT NO.	01401101772
FFC:	[YOU NAME] [YOUR CROSS SHORE ACCOUNT NO.]*
* Your account number is not needed if it is your initial investment.

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INVESTOR INFORMATION

Account Name:
Investor Name (if different):
Advisor Name (if applicable):	Advisor Email (if applicable):
Advisor Firm (if applicable):	Advisor Ph # (if applicable):

VERIFICATION OF STATUS AS AN ELIGIBLE INVESTOR

The Fund is only selling the Shares to “Eligible Investors.” The following information must be obtained regarding your status as an “Eligible Investor” as defined in the Fund’s current Prospectus.

If an individual, check each category that is applicable:

☐	1	The Investor is a natural person whose net worth, either individually or jointly with such Investor’s spouse, exceeds One Million Dollars ($1,000,000). The following assets or liabilities shall be excluded from the net worth calculation: (i) the value of the Investor’s primary residence; and (ii) any indebtedness that is secured by the Investor’s primary residence, up to the estimated fair market value of the primary residence at the time of the sale of Shares (except that if the amount of such indebtedness outstanding at the time of the sale of Shares exceeds the amount outstanding 60 days before such time other than as a result of the acquisition of the primary residence, the amount of such excess shall be included as a liability). Any indebtedness that is secured by the Investor’s primary residence in excess of the estimated fair market value of the primary residence at the time of the sale of the Shares shall be included as a liability for purposes of the net worth calculation.

☐	2	The Investor is a natural person who had an income in excess of Two Hundred Thousand Dollars ($200,000), or joint income with such Investor’s spouse in the excess of Three Hundred Thousand Dollars ($300,000), in each of the last two (2) years and reasonably expects to have individual income reaching the same level in the current year;

☐	3	The Investor is a Trustee or executive officer of the fund;

☐	4	A “knowledgeable employee” as that term is defined under Rule 3c-5 of the 1940 Act; or

☐	5	None of the above.

		The term “net worth” means the excess of total assets over total liabilities.

		In determining individual “income,” (exclusive of any spousal income) the Investor should: (i) add to the Investor’s individual adjusted gross income (assuming that it has been reported on a federal tax return) any amounts attributable to tax exempt income received, any losses of a partnership allocated to the individual as a limited partner thereof, any deduction for depletion, any contributions to a profit sharing plan or pension plan to the extent such contributions are vested, and any deduction for long-term capital gains and (ii) subtract from the Investor’s individual adjusted gross income any unrealized capital gain otherwise included in such adjusted gross income.

If not an individual, check each category that is applicable:

☐	6	The Investor is a “bank” as defined in Section 3(a)(2) of the Securities Act of 1933, as amended (“1933 Act”), “savings and loan association” or other institution as defined in Section 3(a)(5)(A) of the 1933 Act whether acting in its individual or fiduciary capacity.

☐	7	The Investor is a broker or dealer registered pursuant to Section 15 of the Securities Exchange Act of 1934, as amended (“Exchange Act”).

☐	8	The investor is an insurance company as defined in Section 2(a) (13) of 1933 Act.

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☐	9	The Investor is an investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), or a business development company as defined in Section 2(a)(48) of the Investment Company Act or Section 202(a)(22) of the Advisers Act.

☐	10	The investor is a Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended.

☐	11	The Investor is a plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, and such plan has total assets in excess of Five Million dollars ($5,000,000).

☐	12	The Investor is an employee benefit plan with the meaning ERISA, and: (1) the investment decision is made by a plan fiduciary, as defined in Section 3(21) of ERISA, which either a bank savings and loan association or registered investment adviser; (ii) the employee benefit plan has total assets in excess of Five Million Dollars ($5,000,000); or (iii) if a self-directed plan, the investment decisions are made solely by persons that qualify under any other eligibility category set forth herein.

☐	13	The Investor: (i) is either a corporations, a partnership, a limited liability company, an organizations described in Section 501(c)(3) of the Code or a Delaware or Similar statutory trust; (ii) has not been formed for the specific purpose of acquiring the Shares; and (iii) has total assets in excess of Five Million dollars ($5,000,000).

☐	14	The Investor is a trust, with total assets in excess of Five Million Dollars ($5,000,000), not formed for the specific purpose of acquiring the Shares, whose purchase is directed by a sophisticated person who has such knowledge and experience in financial and business matters that such person is capable of evaluating the merits and risks of investing in the Fund.

☐	15

The Investor is an entity in which all of the equity owners qualify as an “accredited investor” under Regulation D of the Securities Act of 1933, as amended (as depicted by items 1-3 and 6-14 above). If the Investor belongs to this category only, list the equity owners of the undersigned, and the category that each such equity owner satisfies:

		(Continue on a separate piece of paper, if necessary)

☐	16	The Investor is an entity having an account managed by an investment adviser registered under the Advisers Act and the adviser is subscribing for Shares in a fiduciary capacity on behalf of the account

☐	17	None of the above.

THE INVESTOR AGREES TO NOTIFY THE FUND IMMEDIATELY IF ANY OF ITS RESPONSES ABOVE BECOMES INACCURATE AT ANY TIME, INCLUDING ANY TIME FOLLOWING THE PURCHASE OF SHARES BY THE INVESTOR. IF THE INVESTOR IS UNCERTAIN AS TO THE CORRECT RESPONSE, ABOVE, THE INVESTOR SHOULD CONSULT WITH HIS, HER OR ITS LEGAL COUNSEL IN COMPLETING HIS, HER OR ITS RESPONSE ABOVE OR SHOULD CONTACT THE FUND.

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INVESTOR INFORMATION

To open any ONE of the following types of accounts, please check the appropriate box:

☐ Individual or Joint Account ☐ Joint Tenants with Rights of Survivorship ☐ Tenants by the Entirety

(The account will be registered as Joint Tenant with Rights of Survivorship unless you advise us otherwise or type of ownership not permitted in your state)

Owner’s Name (First, M.I., Last)		Date of Birth	Social Security Number

Street Address (Physical Address)	Apartment #	City	State	Zip code

Mailing Address (if different from above)	Apartment #	City	State	Zip code

Co-Owner’s Name (First, M.I., Last)		Date of Birth	Social Security Number

Street Address (Physical Address)	Apartment #	City	State	Zip code

Mailing Address (if different from above)	Apartment #	City	State	Zip code

Email Address (Owner)		Email Address (Co-Owner)

Phone #	Alt Phone #

☐ Trust

Required: a copy of the trust or trust document pages that identify: The name of the trust, the date of the trust, the trustee(s) name, street and mailing address and the signature page of the trust. The application must be signed and completed for all trustees. If you require additional space, please include information on a separate sheet of paper.

Name of Trust		Date of Trust	Tax Identification Number

Name of Trustee (First, M.I., Last)		Date of Birth	Social Security Number

Street Address (Physical Address)	Apartment #	City	State	Zip code

Mailing Address (if different from above)	Apartment #	City	State	Zip code

Phone #	Alt Phone #

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Co-Trustee, if any

Name of Trust		Date of Trust	Tax Identification Number

Name of Trustee (First, M.I., Last)		Date of Birth	Social Security Number

Street Address (Physical Address)	Apartment #	City	State	Zip code

Mailing Address (if different from above)	Apartment #	City	State	Zip code

Email Address & Phone Number (Trustee)		Email Address and Phone Number (Co-Trustee or Other)

Phone #	Alt Phone #

☐ Corporation, Partnership, Retirement Plan or Other Business Entity

Required: All registrations require documentation confirming the existence of the entity and proof of the individuals who have authorization to act on behalf of this account along with these individuals identifying information.

This application must be signed and completed for all corporate officers whose signatures are required under the corporate by-laws and anyone authorized to place transactions for this account. If you require additional space, please include information on a separate sheet of paper.

•	Corporation – the word “Incorporated”, “Corporation”, or the abbreviations “PC” is included in the name of the organization. A Corporate Resolution or Certificate of Incumbency originally certified within the last 60 days must be provided to establish the account. If publicly traded, you must provide your CUSIP Number, Ticker Symbol and exchange. If not publicly traded, official documentation to verify the entity’s form of organization is required.

•	Partnership – The Word “Partnership” is included in the name of the organization. Partnership document or equivalent document confirming the existence of the entity and the individuals who have authorization to trade on behalf of the account are required to establish the account. If the entity is registered with a state corporation agency, a Good Standing Certificate with certified stamp/seal of the appropriate state agency is acceptable.

•	Other Business Entity – Including non-profit and non-exempt organizations. Please provide documents confirming the existence of the entity and the authority of all individuals who are authorized to act on behalf of this account.

•	Retirement Plan – Please provide documents confirming the existence of the entity and the authority of all individuals who are authorized to act on behalf of this account.

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Type of Entity:

☐ Corporation ☐ Partnership ☐ Retirement Plan ☐ Other: (specify)

If publically traded, Exchange Number:	CUSIP:	Ticker Symbol:

Name of Corporation, Partnership or Other Entity		Entity’s Tax Identification Number

Street Address (Physical Address)	Apartment #	City	State	Zip code

Mailing Address (if different from above)	Apartment #	City	State	Zip code

Name of First Authorized Signer (First, M.I., Last)		Date of Birth	Social Security Number

Street Address (Physical Address)	Apartment #	City	State	Zip code

Mailing Address (if different from above)	Apartment #	City	State	Zip code

Phone Number	E-Mail Address

Name of Second Authorized Signer (First, M.I., Last)		Date of Birth	Social Security Number

Street Address (Physical Address)	Apartment #	City	State	Zip code

Mailing Address (if different from above)	Apartment #	City	State	Zip code

Phone Number	E-Mail Address

Interests In Offshore Investment Pools

Does: (1) the Investor, or, if the Investor is a natural person, any immediate family member sharing the same household as the Investor; or (2) any Authorized Representative intend to directly or indirectly own, control (as defined in Section 2(a)(9) of the Investment company Act), or hold with power to vote, 5% or more of the interests in an investment pool organized outside of the United States?

☐  Yes                                              ☐  No

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COST BASIS ELECTION

In order to provide you and the IRS with accurate cost basis information for your covered Shares, please elect on of the methods below. If you do not select a method, the account(s) will default to First-In, First Out.

☐ Average Cost	☐ First-In, First-Out (FIFO)	☐ Last-In, Last-Out (LIFO)	☐ Highest Cost, First Out (HIFO)	☐ Lowest Cost, First Out (LOFO)	☐ Specific Lot Identification

•	Average cost – averages the cost of all Shares

•	First-In, First-Out – oldest Shares sold first

•	Last-In, Last-Out – newest Shares sold first

•	Highest Cost, First Out – highest cost Shares sold first

•	Lowest cost, First Out – lost cost Shares, sold first

•	Specific Lot Identification – identify the specific lot of Shares sold.

If Specific Lot Identification is selected and no instruction is provided as to which shares should be redeemed, First-In, First-Out (FIFO) will be used.

DIVIDEND AND CAPITAL GAIN OPTIONS

Required: You must mark one for each of the following selections or all dividends and capital gains will be reinvested in Shares.

Dividends	Short-Term Capital Gains	Long-Term Capital Gains

☐ Reinvest	☐ Reinvest	☐ Reinvest

☐ Cash (paid via Fed Wire using current banking instructions on file for your account)	☐ Cash (paid via Fed Wire using current banking instructions on file for your account)	☐ Cash (paid via Fed Wire using current banking instructions on file for your account)

BANK ACCOUNT INFORMATION

Required: You must provide your banking instructions in order to receive repurchase proceeds or dividend, short and long-term capital gain cash distributions. If you wish to provide additional banking instructions, please provide on a separate sheet of paper.

Bank Name	ABA Number

Bank Address	Account Number

City State Zip Code

Name(s) on Bank Account

Name(s) on Bank Account

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 INTERESTED PARTIES (for duplicate copies of the quarterly statement) (optional)

Name	Name

Title	Title

Company	Company

Address	Address

Phone	Phone

E-Mail	E-Mail

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INVESTOR QUESTIONNAIRE – Part 2A – Traditional IRA

CROSS SHORE DISCOVERY FUND

(A Delaware Statutory Trust)

Use this TRADITIONAL IRA Application to open a TRADITIONAL IRA

IMPORTANT: In compliance with the USA PATRIOT Act, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

WHAT THIS MEANS FOR YOU: When you open an account, we will ask for your name, Social Security Number (SSN) or Tax Identification Number (TIN), a physical address (a Post Office box is not acceptable), date of birth, and other information that will allow us to identify you. We may also ask for additional identifying documents. The information is required for all owners, co-owners, or anyone who will be signing or transacting on behalf of a legal entity that will own the account. If any of this information is missing we will not be able to process your investment request. If we are unable to verify this information, your account may be closed and you will be subject to all applicable costs. If you have any questions regarding this application or how to invest, please call Shareholder Services at 1-844-300-7828.

PART I-A: TRADITIONAL IRA OWNER INFORMATION (*DENOTES REQUIRED INFORMATION) (DECEASED INDIVIDUAL IF ESTABLISHED AS INHERITED IRA)

Owner’s Name (First, M.I., Last) Date of Birth Social Security Number

Street Address (Physical Address) Apartment # City State* Zip Code

Mailing Address (if different from above) City State Zip Code

Date of Death (if applicable)             Daytime Phone*                             Evening Phone

☐ Check to indicate the IRA is established after the death of the individual named above, with either a direct rollover or transfer. If checked, complete Part I-B of the Traditional IRA Application.

PART I-B: INHERITED IRA OWNER INFORMATION (COMPLETE THIS SECTION FOR INHERITED IRAS ONLY)

Note: Inherited IRAs may only be established with assets acquired by a non-spouse beneficiary due to the death of the individual named above.

Name* (First, M.I., Last) Date of Birth Social Security Number

Street Address (Physical Address) Apartment # City State Zip Code

Mailing Address (if different from above) City State Zip Code

Daytime Phone                                                          Evening Phone

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PART II: CONTRIBUTION INFORMATION

Source of Funds (Select One):

☐ Regular/Spousal Contribution		Amount: Tax Year:

☐ Recharacterization		Amount: Tax Year:

☐ Employer SEP Contribution		Amount: Tax Year:

☐ Direct Transfer	Source:	☐ Traditional IRA	☐ SEP IRA	☐ SIMPLE IRA*

☐ Rollover	Source:	☐ Traditional IRA	☐ SEP IRA	☐ SIMPLE IRA*

☐ Employer-Sponsored Plan (e.g., 401(a), 401(k), 403(b), 457(b))

☐  Other Explain:

*You may not transfer or rollover SIMPLE IRA assets to a Traditional IRA until at least two years have elapsed from the time of your initial participation in your employer’s SIMPLE IRA plan. Important: Contributions made to your IRA will be for the current tax year unless you specify prior year.

Note: The Fund’s initial investment minimum is $50,000.

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PART III: BENEFICIARY DESIGNATION

PART V: BENEFICIARY DESIGNATION

Traditional IRA Owner (or Inherited IRA Owner) designate beneficiaries below. If the primary or contingent status is not indicated, the individual or entity will be considered a primary beneficiary. After your death, the Traditional IRA assets will be distributed in equal shares (unless indicated otherwise) to the primary beneficiaries who survive you. If no primary beneficiaries are living when you die, the Traditional IRA assets will be distributed in equal shares (unless otherwise indicated) to the contingent beneficiaries who survive you. You may revoke or change the beneficiary designation at any time by completing a new IRA Change of Beneficiary Form and providing it to the Custodian.

Type:    ☐ Primary    ☐ Contingent    ☐ Share Percentage: %    Relationship to IRA Owner:    ☐ spouse    ☐ non-spouse

Name: Social Security Number: Date of Birth:

Residence Address:

Name: Social Security Number: Date of Birth:

Residence Address:

Name: Social Security Number: Date of Birth:

Residence Address:

Name: Social Security Number: Date of Birth:

Residence Address:

☐ Addendum attached for additional beneficiaries. If you need additional space to name beneficiaries, attach a separate sheet that includes all of the information requested above. Sign and date the sheet. To name a trust as your beneficiary, attach to this form either a copy of the trust agreement or a certification, in writing, acceptable to the IRA Custodian.

PART IV: SPOUSAL CONSENT

Complete this section only if you, the Traditional IRA Owner, have your legal residence in a community or marital property state and you wish to name a beneficiary other than or in addition to your spouse as primary beneficiary. This section may have important tax consequences to you and your spouse so please consult with a competent advisor prior to completing. If you are not currently married and you marry in the future, you must complete a new beneficiary designation that includes the spousal consent provisions. If this is an Inherited IRA, seek competent legal/tax advice to see if spousal consent is required.

CONSENT OF SPOUSE

By signing below, I acknowledge that I am the spouse of the Traditional IRA Owner and agree with and consent to my spouse’s designation of a primary beneficiary other than, or in addition to, me. I have been advised to consult a competent advisor and I assume all responsibility regarding this consent. The Custodian has not provided me any legal or tax advice.

Signature of Spouse:

X Date:

Witness:

X Date:

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INVESTOR QUESTIONNAIRE – Part 2B – Roth IRA

CROSS SHORE DISCOVERY FUND

(A Delaware Statutory Trust)

Use this ROTH IRA Application to open a ROTH IRA.

IMPORTANT: In compliance with the USA PATRIOT Act, Federal law requires all financial institutions (including mutual funds) to obtain, verify, and record information that identifies each person who opens an account.

WHAT THIS MEANS FOR YOU: When you open an account, we will ask for your name, Social Security Number (SSN) or Tax Identification Number (TIN), a physical address (a Post Office box is not acceptable), date of birth, and other information that will allow us to identify you. We may also ask for additional identifying documents. The information is required for all owners, co-owners, or anyone who will be signing or transacting on behalf of a legal entity that will own the account. If any of this information is missing we will not be able to process your investment request. If we are unable to verify this information, your account may be closed and you will be subject to all applicable costs. If you have any questions regarding this application or how to invest, please call Shareholder Services at 1-844-300-7828.

PART I-A: ROTH IRA OWNER INFORMATION (*DENOTES REQUIRED INFORMATION)

(Note: If this Roth IRA is established as an Inherited Roth IRA, the Roth IRA Owner is the deceased IRA Owner or plan participant)

Owner’s Name (First, M.I., Last) Date of Birth Social Security Number

Street Address (Physical Address) Apartment # City State Zip Code

Mailing Address (if different from above) City State Zip Code

Date of Death (if applicable)             Daytime Phone                             Evening Phone

☐ Check to indicate the IRA is established after the death of the individual named above, with either a direct rollover or transfer. If checked, complete Part I-B of the Roth IRA Application.

PART I-B: INHERITED ROTH IRA OWNER INFORMATION (COMPLETE THIS SECTION FOR INHERITED ROTH IRAS ONLY)

Note: Inherited Roth IRAs may only be established with assets acquired by a non-spouse beneficiary due to the death of the individual named above.

Name (First, M.I., Last) Date of Birth Social Security Number

Street Address (Physical Address) Apartment # City State Zip Code

Mailing Address (if different from above) City State Zip Code

Daytime Phone                                                          Evening Phone

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PART II: CONTRIBUTION INFORMATION

Source of Funds (Select One):

☐  Regular/Spousal Contribution Amount:                     Tax Year:

☐  Conversion                                  Current Account/Plan Number:                                 Amount:

                                                       Current Account type: ☐ Traditional IRA ☐ SEP IRA ☐ SIMPLE IRA*

☐  Re-characterization                                                  Amount:                                             Tax Year:

☐  Direct Transfer         (Note: Select this option only if you are transferring assets directing from another Roth IRA)

☐  Rollover         Source:   ☐   Roth IRA   ☐   Employer-Sponsored Plan (e.g. 401(a), 401(k), 403(b), governmental 457(b)

Other Explain:

*You may not convert SIMPLE IRA assets to a Roth IRA until at least two years have elapsed from the time of your initial participation in your employer’s SIMPLE IRA plan. Important: Contributions made to your Roth IRA will be for the current tax year unless you specify prior year.

Note: The Funds’ initial investment minimum is $50,000.

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PART III: BENEFICIARY DESIGNATION

PART V: BENEFICIARY DESIGNATION

Roth IRA Owner (or Inherited Roth IRA Owner) designate beneficiaries below. If the primary or contingent status is not indicated, the individual or entity will be considered a primary beneficiary. After your death, the Roth IRA assets will be distributed in equal shares (unless indicated otherwise) to the primary beneficiaries who survive you. If no primary beneficiaries are living when you die, the Roth IRA assets will be distributed in equal shares (unless otherwise indicated) to the contingent beneficiaries who survive you. You may revoke or change the beneficiary designation at any time by completing a new IRA Change of Beneficiary Form and providing it to the Custodian

Type:    ☐ Primary    ☐ Contingent    ☐ Share Percentage: %    Relationship to IRA Owner:    ☐ spouse    ☐ non-spouse

Name: Social Security Number: Date of Birth:

Residence Address:

Name: Social Security Number: Date of Birth:

Residence Address:

Name: Social Security Number: Date of Birth:

Residence Address:

Name: Social Security Number: Date of Birth:

Residence Address:

☐ Addendum attached for additional beneficiaries. If you need additional space to name beneficiaries, attach a separate sheet that includes all of the information requested above. Sign and date the sheet. To name a trust as your beneficiary, attach to this form either a copy of the trust agreement or a certification, in writing, acceptable to the IRA Custodian.

PART IV: SPOUSAL CONSENT

Complete this section only if you, the Traditional IRA Owner, have your legal residence in a community or marital property state and you wish to name a beneficiary other than or in addition to your spouse as primary beneficiary. This section may have important tax consequences to you and your spouse so please consult with a competent advisor prior to completing. If you are not currently married and you marry in the future, you must complete a new beneficiary designation that includes the spousal consent provisions. If this is an Inherited IRA, seek competent legal/tax advice to see if spousal consent is required.

CONSENT OF SPOUSE

By signing below, I acknowledge that I am the spouse of the Traditional IRA Owner and agree with and consent to my spouse’s designation of a primary beneficiary other than, or in addition to, me. I have been advised to consult a competent advisor and I assume all responsibility regarding this consent. The Custodian has not provided me any legal or tax advice.

Signature of Spouse:

X Date:

Witness:

X Date:

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PART V: ACKNOWLEDGEMENT (Note: This Application will not be processed unless signed below by the Roth IRA Owner or Inherited Roth IRA Owner.)

By signing this Roth IRA Application, I certify that the information I have provided is true, correct, and complete, and the Custodian may rely on what I have provided. In addition, I have read and received copies of the Roth IRA Application, IRS Form 5305-RA, Disclosure Statement and Financial Disclosure, including the applicable fee schedule. I agree to be bound to their terms and conditions. I understand that I am responsible for the Roth IRA transactions I conduct, and I will indemnify and hold the Custodian harmless from any consequences related to executing my directions. If I have indicated any amounts as “carryback” contributions, I understand the contributions will be credited for the prior tax year. I understand that if the deposit establishing the Roth IRA contains rollover dollars, I elect to irrevocably designate this deposit as a rollover contribution. If I am an Inherited Roth IRA Owner, I understand the distribution requirements and the contribution limitations applicable to Inherited Roth IRA Owners. I have been advised to seek competent legal and tax advice and have not been provided any such advice from the Custodian.

Signature of Roth IRA Owner (or Inherited Roth IRA Owner):

X Date:

CROSS SHORE DISCOVERY FUND

Additional Subscription Form

Regular Mail	Overnight Delivery
Cross Shore Discovery Fund Institutional Shares C/O Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206	Cross Shore Discovery Fund Institutional Shares C/O Huntington Asset Services, Inc. 2960 N. Meridian St., Suite 300 Indianapolis, IN 46208

FAX: 317-937-3014

The undersigned wishes to make an additional investment in Cross Shore Discovery Fund (“Fund”), the sole series of a Delaware statutory trust, upon the terms and conditions contained in the Fund’s Prospectus dated October 21, 2015, as the same may be amended or supplemented (the “Prospectus”).

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The undersigned, on his or her own behalf, or if this letter is being executed by an authorized representative on behalf of the undersigned (“Authorized Representative”), its Authorized Representative, acknowledges and agrees that: (1) the undersigned is making an additional investment in the Fund in the amount set forth below on the terms and conditions contained in the Fund’s Subscription Agreement previously executed by the undersigned or its Authorized Representative and accepted by the Fund (the “Subscription Agreement”); (2) the representations and warranties of the undersigned or its Authorized Representative contained in the Subscription Agreement are true and correct in all respects as of the date set forth below; and (3) the information provided in the Investor Questionnaire attached to the initial Subscription Agreement is correct as of the date set forth below.

Account Number:

$
Print Name of Investor(s)	Total Additional Investment Amount

By:	By:
Investor Signature	Signature of joint investor or other person whose signature is required.

Print Title	Print Name & Title

Date of Signature	Date of Signature

Name of Authorized Representative whose signature is required	Name of other Authorized Representative whose signature is required

By:	By:
Signature of Authorized Representative whose signature is required	Signature of other Authorized Representative whose signature is required

Relationship to Investor(s)	Relationship to Investor(s)

Date of Signature	Date of Signature

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STATEMENT OF ADDITIONAL INFORMATION

October 21, 2015

Cross Shore Discovery Fund – Institutional Shares

C/O Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206

(844) 300-7828 (toll-free)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to and should be read in conjunction with the Prospectus of the Cross Shore Discovery Fund (the “Fund”) dated October 21, 2015 (the “Prospectus”). A copy of the Prospectus may be obtained by contacting the Fund at the telephone number or address set forth above.

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THE FUND

The Fund is a Delaware statutory trust (the “Fund”). On May 21, 2014, the Fund filed a Certificate of Trust with the Secretary of State of the State of Delaware to create the Fund. Effective January 30, 2015, the Fund became registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, shares of the Fund’s Institutional Class (the “Institutional Shares”) are available for sale to Eligible Investors as that term is defined in the Prospectus. The Fund does not offer any other classes of shares of beneficial interest.

On December 1, 2014, prior to the effective date of the Fund’s registration statement, the Adviser, an affiliated person of the Fund, acquired Institutional Shares in return for the initial seed capital ($100,000) required to register Institutional Shares under the 1940 Act.

Simultaneous with the commencement of the Fund’s operations on January 2, 2015 (“Commencement of Operations”) and prior to the effective date of the Fund’s registration statement, the Cross Shore Discovery Fund, LTD (the “Predecessor Fund”), terminated and distributed its assets (after the payment of all remaining liabilities and obligations and the establishment of any reserves) to its sole partner, Cross Shore QP Partners, LP (the “QP Partnership”). Upon receipt, the QP Partnership contributed these assets to the Fund in return for Institutional Shares. The Predecessor Fund’s audited financial statements for the fiscal periods ended June 30, 2014 and June 30, 2013 are included in Exhibit A.

Since Institutional Shares acquired by the QP Partnership and the Adviser were not registered under the Securities Act of 1933, as amended (the “1933 Act”) at the time of acquisition, this transaction was effected pursuant to Section 4(a)(2) of the 1933 Act which exempts transactions by an issuer not involving any public offing. For the period of January 2, 2015 until the effective date of the Fund’s registration statement, the Fund operated as a private investment company under an exemption from registration pursuant to Section 3(c)(7) of the 1940 Act.

The Fund and the QP Partnership may be considered affiliated persons because Cross Shore Capital Management, LLC (the “Adviser”) serves as both the Fund’s investment adviser and the investment adviser to the QP Partnership.

This registration statement registers 783,242 Institutional Shares, including the Institutional Shares purchased by the QP Partnership and the Adviser prior to the effective date of the Fund’s initial registration statement (1933 Act registration number 33-196691).

Currently, the Fund does not issue shares of beneficial interest other than the Institutional Shares.

INVESTMENT POLICIES AND PRACTICES

The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds that predominately employ equity long/short strategies (each a “Portfolio Fund”). The Portfolio Funds are not registered under the 1940 Act and the Fund principally invests in Portfolio Funds organized outside of the U.S.

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Unless otherwise specified, percentage limitations on investments set forth in the Prospectus and this SAI will be applied at the time of investment. Therefore, these percentages could be exceeded due to a decline in the Institutional Shares’ net asset value (“NAV”) due to fluctuations in the value of the Fund’s portfolio securities and the liquidation of portfolio securities to fulfill repurchase requests (which the Fund’s Board of Trustees (the “Board”) has, in its sole discretion, authorized) or to pay expenses.

Except for the Fund’s fundamental policies listed below, no other policy of the Fund, including its investment objective, is a fundamental policy of the Fund and may be changed by the Board without the vote of the Fund’s shareholders. Shareholders will be provided notice of any such change prior to, or in connection with, the Fund’s next tender offer.

Unless otherwise specified in the Prospectus or this SAI, in applying the investment restrictions and other policies of the Fund set forth in the Prospectus and this SAI, the Fund will not “look through” to the investments and trading activities of the Portfolio Funds, which may not be managed in accordance with the Fund’s investment policies and restrictions.

(1)	Fundamental Policies

The Fund’s fundamental policies, listed below, may not be changed without the vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the vote, at a meeting of shareholders, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

The Fund:

(i)	May borrow money or issue any senior security, to the extent permitted under the 1940 Act, and, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(ii)	May not invest more than 25% of the value of its total assets in the securities of a single industry other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt securities of governments or their political subdivisions will not be considered to represent an industry. For purposes of this investment restriction, the Portfolio Funds are not considered part of any industry and the Fund may invest in Portfolio Funds that may concentrate their assets in one or more industries.

(iii)	May not act as underwriter of securities of other issuers, except to the extent that it may be deemed to be an underwriter under the federal securities laws when disposing securities it owns or when selling its own shares.

(iv)	May not purchase or sell real estate, except that, to the extent permitted by applicable law the Fund may: (a) invest in securities (i) directly or indirectly secured by real estate or interests therein; (ii) of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and real estate operating companies; or (iii) issued by Portfolio Funds that invest in real estate or interests therein; and (b) acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such other assets.

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(v)	May not make loans to other persons, except that the acquisition of debt and other credit securities of all types or any similar instruments shall not be deemed to be the making of a loan. And except further that the Fund may lend its portfolio securities and enter into repurchase agreements, dollar rolls and similar transactions consistent with applicable law.

(vi)	May not purchase or sell physical commodities and commodity contracts, except that the Fund may: (a) enter into futures contracts and options thereon in accordance with applicable law; and (b) purchase and sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index, currency, and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy. For purposes of this investment restriction, the Fund will not be prohibited from investing in Portfolio Funds which, in turn, invest, in commodities and commodity contracts.

Under the current provisions of the 1940 Act, the Fund may not: (1) issue a class of senior securities that is indebtedness in excess of 33 1/3% of the value of the Fund’s total assets; and (2) issue a class of senior securities that is stock in excess of 50% of the value of the Fund’s total assets.

(2)	Portfolio Funds and Other Investments

As described in the Prospectus, the Fund’s investment objective is to seek risk-adjusted rates of return over a full market cycle that exceed the average rate of return of the HFRI Equity Hedge Fund Index with capital draw downs and overall volatility less than broad U.S. equity market indices. Risk-adjusted rates of return are rates of return that are attractive relative to the amount of risk taken to achieve the return. A capital draw down is a period during which the Fund’s NAV is below its most recent, highest NAV. The HFRI Equity Hedge Fund Index, an equally weighted performance index, consists of investment managers who maintain positions both long and short in primarily equity and equity derivative securities.

To achieve its investment objective, the Fund invests in Portfolio Funds that predominately employ equity long/short strategies. The Fund cannot guarantee that it will achieve its investment objective or that the portfolio design and risk control strategies will be successful.

Additional information regarding the types of securities and financial instruments in which the Fund and the Portfolio Funds may invest are set forth below.

(i)	Equity Securities

A Portfolio Fund may invest in equity securities including common stocks, preferred stocks and convertible securities and warrants of U.S. and foreign issuers including equity securities of smaller companies. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations may be pronounced.

Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Common stockholders are not creditors of the company,

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but rather, upon liquidation of the company are entitled to their pro rata share of the company’s assets after creditors and, if applicable, preferred stockholders are paid. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated. Preferred stock, however, is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Convertible Securities. Convertible securities are fixed income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period of time at a specified price or formula. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable non-convertible securities. By investing in convertible securities, the investor obtains the right to benefit from the capital appreciation potential in the underlying common stock upon the exercise of the conversion right, while earning higher current income than could be available if the stock was purchased directly. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted).

The value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, a convertible security’s conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock.

Because convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. Also, while convertible securities generally have higher yields than common stock, they have lower yields than comparable non-convertible securities and are subject to less fluctuation in value than underlying stock since they have fixed income characteristics. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, a Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

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Smaller Capitalization Companies. To the extent that a Portfolio Fund invests in the equity securities of smaller companies, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors make smaller companies more likely to fail than companies with larger market capitalizations.

(ii)	Fixed Income Securities

A Portfolio Fund may invest in fixed income securities of U.S. and foreign issuers including bonds, notes and debentures issued by U.S. and foreign corporations and governments, municipal securities, mortgage-related securities, asset-backed securities, zero-coupon securities and financial institution obligations.

Fixed income investors are subject to credit risk and interest rate risk. Generally, when interest rates decline, the value of fixed rate securities rise and when interest rates rise, the value of fixed rate securities decline. While changes in interest rates can cause the value of floating rate securities to fluctuate since the rates of these securities are adjusted periodically, the value of such securities are not as sensitive to interest rate fluctuations as are fixed rate securities. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. As a result, a Portfolio Fund’s investment in fixed income securities is subject to risk even if all such fixed income securities are paid in full at maturity.

A Portfolio Fund may invest in both investment grade and non-investment grade fixed income securities. Investment grade fixed income securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a “Rating Agency”) in one of the four highest rating categories or, if not rated by a Rating Agency, have been determined by the Portfolio Fund’s investment manager (an “Investment Manager”) to be of comparable quality. Non-investment grade fixed income securities, including certain convertible debt securities, are considered by Rating Agencies to be predominantly speculative with respect to their issuer’s capacity to pay interest and/or repay principal. Non-investment grade securities in the lowest rating categories may be subject to a substantial risk of default or may be in default. Issuers of non-investment grade securities are generally more susceptible to adverse changes in the economic and business environment than issuers of investment grade securities. Adverse publicity and negative investor perception of lower-rated securities, based on the issuer’s fundamentals or otherwise, may cause the values or liquidity of such securities to decrease. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

Corporate Debt Obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. Companies use these instruments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Companies issue commercial paper (short-term unsecured promissory notes) to finance their current obligations. Commercial paper normally has a maturity of less than 9 months.

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Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by: (1) the full faith and credit of the United States (i.e., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); (2) the right of the issuer to borrow from the U.S. Treasury (i.e., Federal Home Loan Bank securities); (3) the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae securities); or (4) solely by the creditworthiness of the issuer (i.e., Federal Home Loan Mortgage Corporation securities). Holders of U.S. Government Securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. There is no assurance that the U.S. Government will support securities not backed by its full faith and credit. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

A Portfolio Fund may invest in fixed income securities issued by the governments of foreign countries or by those countries’ political subdivisions, agencies or instrumentalities as well as by supranational organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank.

Municipal Securities. The states, territories and possessions of the U.S., their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, or sanitation districts) issue municipal securities. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are generally classified as bonds, notes and leases. Municipal securities may be zero-coupon securities.

General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise tax or other specific revenue source but not from the issuer’s general taxing power. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Municipal bonds may also be moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. Municipal notes are intended to fulfill the short-term capital needs of

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the issuer and generally have maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less. Municipal leases generally take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Mortgage-Related Securities. Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a Portfolio Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-related securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Asset-backed securities have structures and characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

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Zero-Coupon Securities. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of a Portfolio Fund (and thus an investor’s) as the income accrues, even though payment has not been received. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream. Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Financial Institution Obligations. Obligations of financial institutions include certificates of deposit, bankers’ acceptances, time deposits and other short-term debt obligations. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by an investor but may be subject to early withdrawal penalties which could reduce their value. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposits to third parties.

A Portfolio Fund that invests in foreign securities may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the U.S.; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the U.S.; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks. Each of these instruments is U.S. dollar denominated.

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(iii)	Derivatives

A Portfolio Fund may engage in transactions involving derivatives including options, futures and swaps. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying assets, reference rate, or index. A Portfolio Fund may also engage in forward contracts, also derivatives, which are further discussed in “(iv) Foreign Currency Transactions,” below. A Portfolio Fund may also acquire rights/warrants issued in connection with preferred stock or bonds that it may hold.

Derivatives may be volatile and involve a variety of types and degrees of risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small derivative position could have a large potential impact on a Portfolio Fund’s performance. Change in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. If a Portfolio Fund invests in derivatives at an inopportune time or its Investment Manager judges market conditions or the value of the instruments underlying the securities incorrectly, such an investment may lower the Portfolio Fund’s return or result in a loss. A Portfolio Fund exposed to derivatives may also experience losses if its derivatives are poorly correlated with its other investments, or if the Portfolio Fund is unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

Futures. A Portfolio Fund may enter into futures contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed-upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck.

Futures transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly between counterparties. Exchange traded futures contracts are standardized and the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on exchange traded futures contracts is the creditworthiness of the exchange. Such futures contracts, however, are still subject to market risk (i.e., exposure to adverse price changes). With respect to over-the-counter and negotiated contracts, a Portfolio Fund will bear the risk that the counterparty will be unable or unwilling to perform its obligations under the contract.

Initially, when purchasing or selling futures contracts, a Portfolio Fund will be required to deposit with its custodian, in the broker’s name, or with the broker directly, an amount of cash or cash equivalents. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to a Portfolio Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Portfolio Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract. Generally, futures contracts are closed out prior to the expiration date of the contracts.

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No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Portfolio Fund to substantial losses. If it is not possible, or a Portfolio Fund determines not to close a futures position in anticipation of adverse price movements, the Portfolio Fund will be required to make daily cash payments of variation margin.

The value of a futures contract tends to increase and decrease consistent with the fluctuation in value of the asset underlying the contract. Generally, the purchase of a futures contract will increase a Portfolio Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying security.

Options. A Portfolio Fund may purchase call and put options, and may write and sell covered or uncovered call and put options on specific securities, on indices, on currencies or on futures. Options transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly between counterparties. Exchange traded options contracts are standardized and the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on exchange traded options contracts is the creditworthiness of the exchange. Such options contracts, however, are still subject to market risk (i.e., exposure to adverse price changes). With respect to over-the-counter and negotiated contracts, a Portfolio Fund will bear the risk that the counterparty will be unable or unwilling to perform its obligations under the contract.

A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to a possible loss of the opportunity to realize appreciation in the market price of the underlying security or to a possible loss due to the continued holding of a security that might otherwise have been sold to protect against its price depreciation. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by a Portfolio Fund may not be covered.

A Portfolio Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund would ordinarily effect a similar “closing sale transaction”, which involves liquidating a position by selling the option previously purchased, although the Portfolio Fund could exercise the option should it deem it advantageous to do so.

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The successful use of options by a Portfolio Fund will be subject to the Investment Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Rights and Warrants. Warrants are instruments, typically issued with preferred stock or bonds that permit, but do not obligate, the holder to purchase securities at a specified price, usually during a specified period of time. Rights are similar to warrants but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights have no voting rights with respect to securities they entitle the holder to purchase, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for their resale and potential price fluctuations as a result of speculation or other factors. If the underlying security does not rise above the conversion price of the right or warrant, the right or warrant may expire worthless. A warrant becomes worthless if it is not exercised within the specified time period.

Swap Agreements. A Portfolio Fund may enter into swap agreements including credit default, currency rate, equity index, interest rate, and total return swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. Swap agreements are individually negotiated and structured to create exposure to a variety of different types of investments or market factors. For example, swap agreements may be structured to increase or decrease a Portfolio Fund’s exposure to long-term or short-term interest rates, foreign currency values, corporate borrowing rates, or other factors such as security prices, baskets of securities or inflation rates. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if a Portfolio Fund had invested directly in the asset that yielded the desired return.

These transactions generally do not involve the delivery of securities or other underlying assets or principal. Most swap agreements entered into by a Portfolio Fund will require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Portfolio Fund’s s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Therefore, the risk of loss with respect to swaps is thus limited to the net amount of payments that a Portfolio Fund is contractually obligated to make. If the counterparty to a swap defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Portfolio Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio Fund’s investments and its share price and yield. Additionally, whether a Portfolio Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Manager’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered illiquid. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Portfolio Fund. If a swap agreement calls for payments by a

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Portfolio Fund, the Portfolio Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Portfolio Fund. A Portfolio Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

•	Interest Rate Swaps. Interest rate swaps involve the agreement by one party to make regular payments equal to a floating rate of interest times a “notional principal amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate), in return for payments from the counterparty equal to a fixed rate times the same amount, for a specific period of time. Payments may be made in the same or different currencies.

•	Forms include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

•	Equity Index Swaps. Equity index swaps involve the exchange between parties of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A party may purchase cash-settled options on equity index swaps. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

•	Currency Swaps. Currency swaps involve the exchange of rights to make or receive payments in specified foreign currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If an Investment Manager is incorrect in its forecasts of market values and currency exchange rates, the Portfolio Fund’s performance will be adversely affected. If there is a default by the other party to such a transaction, the Portfolio Fund will have contractual remedies pursuant to the agreements related to the transaction.

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Credit Default Swaps. The buyer of a credit default swap makes periodic premium payments to the seller during the swap term in exchange for the seller agreeing to make certain defined payments to the buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. If a Portfolio Fund is a buyer and no credit event occurs, the Portfolio Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, a Portfolio Fund generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the underlying security whose value may have significantly decreased. As a seller, a Portfolio Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a

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Portfolio Fund would be subject to investment exposure on the notional amount of the swap. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. Credit default swap agreements may involve greater risks than if a Portfolio Fund had invested in the underlying obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

•	Total Return Swaps. A total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based fixed or floating rate plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

(iv)	Foreign Currency Transactions

A Portfolio Fund may conduct foreign currency transactions. Foreign currency transactions include purchasing and selling foreign currencies on a spot (i.e. cash) basis, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency Contracts” and “Foreign Currency Futures Contracts” below), and purchasing and selling options on foreign currencies (see “Foreign Currency Options” below). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (1) a decline in the value of a foreign currency in which a security to be sold is denominated; or (2) an increase in the value of a foreign currency in which a security to be purchased is denominated.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities that a Portfolio Fund owns or intends to purchase or sell. They simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result from the increase in the value of such currency.

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Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

The cost of currency conversions also may affect a Portfolio Fund’s investment returns. Although a fee is not charged to convert one currency into another, foreign exchange dealers do profit on the spread between the currencies purchased and sold. A dealer may agree to sell a foreign currency at one rate and offer a lesser rate of exchange to repurchase the same currency from a Portfolio Fund.

Forward Foreign Currency Contracts. A forward foreign currency contract or forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forward contracts are considered to be derivatives.

A Portfolio Fund may enter into forward contracts to “lock in” the U.S. dollar value of securities/financial interests it has agreed to buy or sell for the period between the trade date and the settlement date. A Portfolio Fund may also enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case, the forward contract would approximate all or a portion of the securities/financial interests of the Portfolio Fund denominated in that currency.

The precise matching of forward contract amounts and the value of the securities/financial interests involved is generally not possible since the future value of such securities in foreign currencies will change between the date of the contract and the contract’s maturity. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. At the maturity of a forward contract, a Portfolio Fund may either sell portfolio securities/financial interests and make delivery of the foreign currency, or it may retain the portfolio securities/interest and terminate its obligation to deliver the currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the amount of the foreign currency.

Because it is impossible to forecast with absolute precision the market value of portfolio securities/financial interests at the expiration of a forward contract, it may be necessary for a Portfolio Fund to purchase additional currency on the spot market (and bear the expense of such transaction) if the market value of the securities/financial interests is less than the amount of foreign currency the Portfolio Fund is required to deliver and a decision is made to sell the securities/interests and deliver the currency. Conversely, it may be necessary to sell on the spot market some of the currency realized from the sale of portfolio securities/interests if the market value thereof exceeds the value of currency obligated to be delivered. If a Portfolio Fund determines to maintain the portfolio securities/interests and enter into an offsetting forward contract to close out its currency delivery obligations, it will incur a gain or loss if there is movement in the forward contract prices. If an offsetting transaction is taken, a Portfolio Fund

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will enter into a forward contract to sell the foreign currency. If forward prices decline between the date of the original forward contract and the offsetting contract, a gain will be realized if the price of currency it has agreed to sell is higher than the price of the currency it has agreed to purchase. If forward prices increase, a loss will be incurred if the price of the currency agreed to be purchased is higher than the price of the currency agreed to be sold. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

Foreign Currency Futures Contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on U.S. exchanges.

At the maturity of a currency futures contract, a Portfolio Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

See generally, “Derivatives” and “Derivatives - Futures” above.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (“OTC options”), although options on foreign currencies may also be listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes, a Portfolio Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Portfolio Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets

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that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

See generally, “Derivatives” and “Derivatives - Options” above.

(v)	Foreign Securities

While each Portfolio Fund in which the Fund invests shall be organized and principally traded outside of the U.S., interests therein are valued in U.S. dollars.

A Portfolio Fund may invest in securities issued or guaranteed by foreign companies or foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank. Foreign securities are normally denominated and traded in foreign currencies. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio Fund at one rate, while offering a lesser rate of exchange should the Portfolio Fund desire to resell that currency to the dealer. For additional information see “Foreign Currency Transactions” above.

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors’ assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to a Portfolio Fund’s shareholders; commission rates payable on foreign transactions are generally higher than in the U.S.; foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the U.S. and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by a Portfolio Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and a Portfolio Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Portfolio Fund’s income has been earned and computed in U.S. dollars may require the Portfolio Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Portfolio Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

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A Portfolio Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that a Portfolio Fund may make in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities held by the Portfolio Fund.

Depositary Receipts. American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored.” While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary) although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities.

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(vi)	Illiquid Securities

A Portfolio Fund may invest in illiquid investments. Illiquid investments are investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio Fund has valued the investment and include, among other instruments, repurchase agreements not entitling the Portfolio Fund to payment of principal within seven days. Illiquid securities include restricted securities. Restricted securities are any securities which are subject to restriction on resale under federal securities law. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Portfolio Fund.

Illiquid investments may be more difficult to value than liquid investments. The valuation of illiquid investments involves estimates, uncertainties and judgments, and if such valuations are inaccurate or delayed, the NAV of a Portfolio Fund, and consequently the Fund, may be overstated or understated. The sale of illiquid investments generally may require more time and may result in higher selling expenses than the sale of liquid investments. A Portfolio Fund might not be able to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying liquidation requests.

The Fund’s investments in the Portfolio Funds are themselves illiquid and are subject to substantial restrictions on transfer. Moreover, the Fund will typically only be able to liquidate its interests in Portfolio Funds at certain times which may restrict the Fund’s ability to redeem its investment to limit losses thereon.

Side Pockets. A Portfolio Fund may hold illiquid investments, the market values of which are not readily ascertainable in one or more specially-designated accounts (“Side Pockets”). An investor, including the Fund, in a Portfolio Fund which holds investments in Side Pockets is generally not able to redeem the portion of its interest in the Portfolio Fund that is attributable to the Side Pocket. Because subscriptions and redemptions of the Fund are based on the Fund’s NAV any such overstatement or understatement may adversely affect incoming or redeeming shareholders or remaining shareholders. The Board has adopted policies governing the Fund’s participation in side pocket investments.

(vii)	Lending Portfolio Securities

A Portfolio Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. A Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which enable the Portfolio Fund an opportunity to earn interest on the amount of the loan and on the loaned securities collateral. A Portfolio Fund typically will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

Other risks in lending portfolio securities include possible delay in receiving additional collateral or in the recovery of the loaned securities or the possible loss of rights in the collateral should the borrower fail financially. In addition, a Portfolio Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

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(viii)	Borrowing

The Fund may enter into a credit facility with a third-party lender to facilitate borrowing. The Fund may utilize credit facilities for: (i) satisfying periodic offers to repurchase Institutional Shares when and if authorized by the Board; (ii) paying fees and expenses; and (iii) making investments in anticipation of the receipt of subscription funds. Although the Fund does not anticipate using borrowings for other purposes, the Fund reserves the right in the future to utilize credit facilities for other purposes it may deem appropriate.

The Portfolio Funds may also borrow for similar and other non-leverage purposes.

(ix)	Leverage

The Portfolio Funds may engage in various forms of leverage. Leverage can be employed in a variety of ways including using margin (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy equity and fixed income securities), selling short equity and fixed income securities, using derivatives and participating in other forms of direct or indirect borrowings.

Generally, leverage creates the risk of magnified capital. Leverage may involve the creation of a liability that requires the payment of interest (or the creation of a liability that does not entail any interest costs (for instance, a futures contract). The risks of leverage include a higher volatility of the NAV of the Institutional Shares or a Portfolio Fund and the relatively greater effect on the NAV caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund or a Portfolio Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income than if the portfolio was not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s or Portfolio Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the use of leverage would result in a lower rate of return than if leverage was not employed. In an extreme case, if the Fund’s or a Portfolio Fund’s investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund or the Portfolio Fund, as applicable, to liquidate certain of its investments at an inappropriate time.

(x)	Money Market Instruments/Funds

The Fund may hold cash or cash equivalents to satisfy Fund expenses and to implement a temporary defensive position. A Portfolio Fund may also invest in cash or cash equivalents. Cash equivalents include money market instruments which are high quality, short-term fixed income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation and reverse repurchase agreements entered into with banks or broker-dealers.

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See “Fixed Income Securities – Financial Institution Obligations” and “Reverse Repurchase Agreements” below.

(xi)	Repurchase Agreements

A repurchase agreement involves a Portfolio Fund’s purchase of securities from a bank or securities dealer that agrees to repurchase the securities at a higher price on a designed future date. If the seller of the securities becomes insolvent or otherwise fails to repurchase the securities, the Fund or Portfolio Fund, as applicable, has the right to sell the securities. This right may be restricted or the value of securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings against the seller prior to the expiration of the agreement, the Portfolio Fund might encounter a delay and incur costs, including a decline in the value of securities, before being able to sell securities. The Fund has adopted policies to limit the risks associated with the participation in repurchase agreements.

(xii)	Reverse Repurchase Agreements

A reverse repurchase agreement involves a Portfolio Fund’s sale of securities to a bank or securities dealer and an agreement by the Fund or Portfolio Fund to repurchase the securities at a fixed price on a specific date. These transactions involve the risk that the counterparty will be unable or unwilling to complete the transaction as scheduled which may causes losses to a Portfolio Fund. Reverse repurchase agreements are a form of leverage which may cause an increase in the volatility of a Portfolio Fund’s portfolio.

(xiii)	Short Selling

A Portfolio Fund may engage in short selling. A Portfolio Fund may use short selling to limit its exposure to a possible market decline in its portfolio investments or to take advantage of anticipated market declines of certain securities. Short selling involves selling securities, which may or may not be owned, by borrowing the securities and delivering them to a purchaser, with an obligation to return the borrowed securities at a later date. Short selling allows the investor to profit from declines in market prices. However, to the extent that the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities results in a loss. Possible losses from short sales differ from losses on long positions because losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the losses from short sales.

(xiv)	When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in securities prices and interest rates, a Portfolio Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when a Portfolio Fund enters into the commitment, but the Portfolio Fund does not make payment until it receives delivery from the counterparty. After a Portfolio Fund commits to purchase such securities, but before delivery and settlement, it may sell the securities.

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Securities purchased on a forward commitment, or when-issued or delayed delivery basis are subject to changes in value, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates and/or credit spreads. Securities so purchased may expose a Portfolio Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Portfolio Fund is fully or almost fully invested increases such Portfolio Fund’s leverage which would magnify losses. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

(xv)	Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. See “Fixed Income Securities – Financial Institution Obligations” and “Money Market Instruments/Funds” and “Repurchase Agreements” above.

The Fund may invest up to 20% of total assets in cash equivalents at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES

(1)	Repurchase Offers

The Fund may from time to time offer to repurchase Institutional Shares pursuant to written repurchase offers. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Institutional Shares from shareholders pursuant to written tenders, the Board will consider various factors, including but not limited to those listed in the Prospectus.

The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a Valuation Date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter) (a “Valuation Date”). The Board, however, does not expect to authorize a repurchase offer with a Valuation Date prior to September 30, 2015.

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Unless the Board determines that a repurchase offer should be funded by borrowings rather than a liquidation of the Fund’s interests in Portfolio Funds and elects to commence the repurchase offer at a time closer to the Valuation Date, the Fund shall commence the repurchase offer and provide the Notice to each shareholder at least one hundred (100) days prior to the Valuation Date set forth in the repurchase offer. Generally, shareholders must provide a written tender request as to their intention to tender all or a portion of their Institutional Shares at least 75 days prior to the Valuation Date.

The Board will cause the Fund to make offers to repurchase Institutional Shares from shareholders pursuant to written tenders only on terms it determines to be fair to the Fund and to shareholders. When the Board determines that the Fund will repurchase Institutional Shares, notice will be provided to each shareholder describing the terms thereof, and containing information shareholders should consider in deciding whether and how to participate in such a tender offer. If a repurchase offer is oversubscribed by shareholders, the Fund generally will repurchase only a pro-rata portion of the Institutional Shares tendered by each shareholder.

The Fund’s assets consist primarily of interests in the Portfolio Funds. Generally, in order to finance the repurchase of Institutional Shares pursuant to repurchase offers, the Fund may liquidate all or a portion of its interest in one or more Portfolio Funds. The Fund may also use available cash to fund a repurchase offer. Because interests in a Portfolio Fund are generally not transferable, the Fund may withdraw a portion of its interest in a Portfolio Fund only pursuant to the redemption terms of that Portfolio Fund, which may include a redemption gate. To the extent that redemptions from a Portfolio Fund exceed a gate, the amount of the Portfolio Fund’s interests which the Fund may liquidate, will be reduced on a pro rata basis with other investors in the Portfolio Fund and the Fund’s offer to repurchase its interests may be correspondingly reduced. The Fund may also borrow money in order to finance the repurchase of Institutional Shares.

(2)	Mandatory Redemptions

As noted in the Prospectus, the Fund has the right to repurchase Institutional Shares of a shareholder or any person acquiring Institutional Shares from or through a shareholder under certain circumstances. Such mandatory repurchases may be made if:

•	The Institutional Shares have been transferred in violation of the Declaration of Trust or the Institutional Shares have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the shareholder;

•	Ownership of the Institutional Shares by a shareholder or other person is likely to cause the Fund to be in violation of, or require registration of any Institutional Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•	Continued ownership of the Institutional Shares may be harmful or injurious to the business or reputation of the Fund, the Board or the investment adviser or any of their affiliated persons, or may subject the Fund or any of the shareholders to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	Any of the representations and warranties made by a shareholder or other person in connection with the acquisition of the Institutional Shares was not true when made or has ceased to be true;

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•	With respect to a shareholder subject to special regulatory or compliance requirements, such as those imposed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), the Bank Holding Company Act or certain Federal Communication Commission regulations, the Fund will likely be subject to additional regulatory or compliance requirements by virtue of such shareholder continuing to hold Institutional Shares; or

•	It would be in the best interests of the Fund, as determined by the Board, for the Fund to repurchase the Institutional Shares.

(3)	Transfers of Institutional Shares

No person may become a substituted shareholder without the written consent of the Board, which consent may be withheld for any reason in its sole discretion. An Institutional Share (or portion of an Institutional Share) held by a shareholder may be transferred only (1) by operation of law due to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the shareholder or (2) under certain limited circumstances, with the written consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances). No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of an Institutional Share (or portion of an Institutional Share) unless the following conditions are met: (1) the transferring shareholder has been a shareholder for at least six months; (2) the proposed transfer is to be made on the valuation date of an offer by the Fund to repurchase the Institutional Share (or portion of the Institutional Share); and (3) the transfer is one in which the tax basis of the Institutional Share in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring shareholder (e.g., certain transfers to affiliates). Notice to the Fund of any proposed transfer of an interest must include evidence satisfactory to the Board that the proposed transferee satisfies the eligibility requirements to invest in the Fund as described in the Prospectus (an “Eligible Investor”).

Any transferee that is an Eligible Investor and that acquires Institutional Shares in the Fund by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetency, or dissolution of a shareholder, will be entitled to the allocations and distributions allocable to the Institutional Shares so acquired and to transfer such Institutional Shares in accordance with the terms of the Declaration of Trust but will not be entitled to the other rights of a shareholder unless and until such transferee becomes a substituted shareholder as provided in the Declaration of Trust. If a shareholder transfers Institutional Shares with the approval of the Board, the Fund will promptly take all necessary actions to admit such transferee as a shareholder. Each shareholder and transferee is required to pay all expenses, including attorneys’ and independent registered public accounting firm’s fees, incurred by the Fund in connection with such transfer. If a transferee is not an Eligible Investor, the Fund reserves the right to redeem its Institutional Shares. Any transfer of Institutional Shares in violation of the Declaration of Trust will not be permitted and will be void.

The Declaration of Trust provides, in part, that each shareholder has agreed to indemnify and hold harmless the Fund, the Board, the Adviser, each other shareholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and

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expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such shareholder in violation of these provisions or any misrepresentation made by such shareholder in connection with any such transfer.

BO ARD OF TRUSTEES

The Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s businesses. The Board exercises the same powers, authority and responsibilities on behalf of the Fund, as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Trustees are not required to invest in the Fund. A majority of the Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (each an “Independent Trustee”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below. The first table lists the Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”). The address for all Trustees is 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

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(1)	Trustees

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee(1):
Neil Kuttner Born: 1951	Trustee; Chief Executive Officer; President	Since 2014	Managing Member, Adviser since 2002.	1	None

Independent Trustees:

David J. Gruber Born: 1963	Trustee; Lead Independent Trustee; Chairman/Member, Audit Committee; Member, Nominating and Valuation Committees	Since 2014	President, DJG Financial Consulting LLC since 2007; Board Member and Treasurer, CASA of Delaware County (non-profit group of Court Appointed Special Advocates for children) from 2009-2010.	1	Trustee, Fifth Third Funds from 2003-2012; Trustee, Asset Management Funds since 2015; Trustee, Monteagle Funds since 2015.

Thomas E. Niehaus Born: 1960	Trustee; Member, Audit Committee; Chairman and Member, Nominating and Valuation Committees	Since 2014	Managing Director, Oakpoint Fund Services LLC since 2006.	1	Director, Rampart Funds, LTD since 2015.

(1)	Mr. Kuttner is an Interested Trustee because of his affiliation with the Adviser.
(2)	Each Trustee serves until retirement, resignation or removal from the Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by written instrument signed by a majority of the Trustees or by vote of a majority of the shareholders, at a meeting holding at least two-thirds (2/3) of outstanding Institutional Shares.

In addition to the information set forth in the table above, each trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

Interested Trustee.

•	Neil Kuttner. Mr. Kuttner’s experience includes over thirty-three (33) years in the financial services industry. Mr. Kuttner currently serves as the Cross Shore Discovery Fund’s (the “Trust”) Chief Executive Officer and President as well as a Managing Member and the Chief Operations Officer of Cross Shore Capital Management, LLC (the “Adviser”). The Adviser is the proposed investment adviser to the Trust’s sole series of the same name and is currently responsible for providing portfolio management services to several private investment funds. Prior to founding the Adviser in November 2002, Mr. Kuttner was employed by Sanford Bernstein Co., Inc. (a financial research company now operating as a subsidiary of AllianceBernstein LP, an investment manager) as Principal, holding positions of Chief Financial Officer and Treasurer. Mr. Kuttner began his career at Coopers and Lybrand as a certified public accountant. These roles provide Mr. Kuttner with a strong understanding of management, investment and financial reporting matters and investment company operations.

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Independent Trustees.

•	David J. Gruber. Mr. Gruber’s experience includes over eleven (11) years in the financial services industry. Mr. Gruber currently serves as the President of DJG Financial Consulting LLC through which he provides consulting services to public companies on Sarbanes-Oxley compliance matters and serves as a part-time chief financial officer for a non-profit organization. During a significant portion of this period, Mr. Gruber also served as a member of the board of a multi-series registered mutual fund complex with assets approximating thirteen (13) billion dollars. In this capacity, Mr. Gruber served as Chairman of the board’s compliance committee and as a member of the board’s audit committee and was also designated as the board’s Audit Committee Financial Expert. Mr. Gruber has also held finance-related positions (e.g. Chief Financial Officer, Finance Director and Assistant Director Operations/Assistant Treasurer) with several different companies and began his career with Pricewaterhouse Coopers as a certified public accountant. These roles provide Mr. Gruber with a strong understanding of management, financial reporting and corporate governance matters and investment company operations.

•	Thomas E. Niehaus. Mr. Niehaus has over eighteen (18) years of experience in the financial services industry. Mr. Niehaus currently serves as the Managing Director of Oakpoint Fund Services LLC (“Oakpoint”) which provides accounting and administration services to hedge funds, funds of hedge funds and their related management companies. Prior to founding Oakpoint in 2006, Mr. Niehaus served as the Chief Financial and Administrative Officer of the Clarion Group, an investment management and business advisory firm and in the accounting department of McDonald Investments in various capacities including Controller. Mr. Niehaus began his career at Arthur Anderson & Co. as a certified public accountant. These roles provide Mr. Niehaus with a strong understanding of management and financial reporting matters and investment company operations.

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(2)	Principal Officers who are Not Trustees

The business address of each officer is 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Bryan Haft Born: 1965	Treasurer and Principal Financial Officer	Since 2014	Senior Vice President of Operations, Citco Mutual Fund Services, Inc. since 2013; Employed in various positions with Citi Fund Services, LLC (most recently Senior Vice President of Relationship Management) from 1992-2013.

Carol Highsmith Born: 1964	Secretary	Since 2014	Employed in various positions with Huntington Asset Services, Inc., the Trust’s administrator (currently Vice President of Legal Administration) since November of 1994.

Steven Hoffman Born: 1963	Chief Compliance Officer/Anti-Money Laundering Officer	Since 2014	Senior Vice President of Operations, Citco Mutual Fund Services, Inc. since 2013; Chief Compliance Officer, Director of Human Resources, Meeder Investment Management, Inc. (financial services firm) and Chief Compliance Officer, Meeder Investment Management, Inc. (investment adviser) from 2011-2013; Consultant, Beacon Hill Fund Services from 2009 to 2010.

(1)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

None of the Independent Trustees currently holds or during the past two calendar years has held any positions with the Adviser, distributor, or any affiliates of the Fund, the distributor or the Adviser. In addition, during the past two calendar years, none of the Independent Trustees has held a position with the Fund or any other fund or hedge fund advised by the Adviser or any of its affiliates or for which the distributor or its affiliates served as principal underwriter.

To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 66.6% of the Trustees are Independent Trustees.

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(3)	Trustee Ownership in the Fund and Family of Investment Companies

Name of Trustee	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Interested Trustee:
Neil Kuttner	None	None
Independent Trustees:
David J. Gruber	None	None
Thomas E. Niehaus	None	None

(1)	As of December 31, 2014. The Fund had not commenced operations as of that date. As of September 30, 2015, Mr. Kuttner owned over $100,000 of Institutional Shares.

As of December 31, 2014, no Independent Trustee (or his or her immediate family members) owned any class of securities of the Adviser, the distributor or their affiliates.

(4)	Trustees Compensation

Set forth below are estimates of the annual compensation to be paid to the Independent Trustees by the Fund on an aggregate basis. No Interested Trustee or officer receives compensation from the Fund although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed.

Name	Position(s) Held with Company	Aggregate Compensation From Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
David J. Gruber	Trustee	$10,000	$0	$0	$10,000
Thomas E. Niehaus	Trustee	$10,000	$0	$0	$10,000

(1)	Each Independent Trustee receives $2,500 for regularly scheduled Board meeting and $1,250 for each special Board meeting attended. It is anticipated that the Board will convene once each calendar quarter and that special Board meetings will be convened as needed.

(5)	Committees of the Board of Trustees

The Board has formed an Audit Committee composed of the Independent Trustees. The functions of the Audit Committee are: (1) to oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as the Audit Committee may deem necessary or appropriate, the internal controls of certain of the Fund’s service providers; (2) to oversee the quality and objectivity of the Fund’s financial statements and the independent audit of those statements; and (3) to the extent that Trustees are not members of the Audit Committee, to act as a liaison between the Fund’s independent registered public accounting firm and the Board. During the fiscal year ended March 31, 2015, the Audit Committee convened three (3) times.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders. During the fiscal year ended March 31, 2015, the Nominating Committee did not convene.

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The Board has formed a Valuation Committee composed of the Independent Trustees. The Valuation Committee is responsible for: (i) periodically reviewing the Trust’s procedures for valuing securities, and making any recommendations to the Fund with respect thereto; (ii) reviewing proposed changes to those procedures; (iii) periodically reviewing information regarding industry developments in connection with valuation; and (iv) periodically reviewing information regarding fair value and liquidity determinations made pursuant to the procedures, and making recommendations to the Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the Board simultaneously). During the fiscal year ended March 31, 2015, the Valuation Committee did not meet.

The Board has formed a Qualified Legal Compliance Committee composed of the Independent Trustees. The Qualified Legal Compliance Committee is responsible for evaluating and recommending resolutions to reports from attorneys servicing the Fund regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Fund or an employee or agent of the Fund. During the fiscal year ended March 31, 2015, the Qualified Legal Compliance Committee did not convene.

(6)	Overview of Risk Management

The Board is currently comprised of 3 Trustees. Neil Kuttner, the Chairman of the Board, is an Interested Trustee of the Fund and the other Trustees are Independent Trustees. The Independent Trustees have designated David J. Gruber as the Lead Independent Trustee. The Lead Independent Trustee chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees.

The Board plays an active role in the risk oversight of the Fund. The Trustees meet on a quarterly basis. Trustees also participate in special meetings and conference calls as needed. Legal counsel to the Fund provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to Fund:

•	Fund Performance/Portfolio Manager’s Commentary

•	Code of Ethics review

•	NAV Errors, if any

•	Distributor Compliance Reports

•	Timeliness of SEC Filings

•	Dividends and other Distributions

•	Administrator and CCO Compliance Reports

•	Fair Valuation Reports

The Audit Committee meets at least annually with the Fund’s management and independent public accountants and considers reports provided by management and the independent public accountants regarding the Fund’s audited financial statements, the Fund’s accounting policies and the Fund’s internal controls over financial reporting. The Valuation Committee meets quarterly to review the Adviser’s fair

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valuation of the Fund’s interests in the Portfolio Funds based on reports and information presented by the Adviser. The Committees report directly to the Board. The Nominating and Qualified Legal Compliance Committees meet as needed.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a Chief Compliance Officer (“CCO”) who is responsible for overseeing the implementation of the Fund’s compliance program and for evaluating the effectiveness of the compliance programs of the Fund, the Adviser, and the Fund’s administrator (and sub-administrator), distributor, fund accountant and transfer agent. The CCO reports to the Board at least quarterly any material compliance items that have arisen, and annually the CCO provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Fund and its investment advisers, administrator, distributor, fund accountant and transfer agent. Periodically the CCO provides reports to the Board that, among other things:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Fund personnel monitor and evaluate risks;

•	Assess the quality and implementation of the risk management procedures of the Fund and certain service providers; and

•	Discuss economic, industry, and regulatory developments, and recommend changes to the Fund’s compliance program as necessary to meet new regulations or industry developments.

On an annual basis, the Board conducts an assessment of the Board’s and the Trustees’ individual effectiveness in overseeing the Fund. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Fund or any of its practices adopted by the Board and the committee structure adopted by the Board, and the size of the Board and the Fund, the Board believes that its leadership is appropriate.

(7)	Control Persons and Principal Holders of Securities

A principal shareholder is any shareholder who owns of record or beneficially 5% or more of the outstanding Institutional Shares of the Fund. A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of September 30, 2015, the shareholders listed below owned of record or beneficially approximately 5% or more of the outstanding Institutional Shares of the Fund.

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Name and Address	Approximate % Interest of Fund
Cross Shore QP Partners, LP(1) 111 Great Neck Road Suite 210 Great Neck, New York 11021	47.48%

American Investment Holdings, LLC Jeffrey N. Vinik Martin A. Hammond 401 E. Jackson Street Suite 2525 Tampa, Florida 33602	11.75%

Benjamin R. Bloomstone Amy Bloomstone 273 Otis Street West Newton, Massachusetts 02465	10.28	%(2)

Victor S. Linell Margaret Linell 15 Shore Drive Great Neck, New York 11024	10.28	%(3)

Neil Kuttner 111 Great Neck Road Suite 210 Great Neck, New York 11021	5.87	%(4)

Vinik Family Foundation Trust Jeffrey N. Vinik Mary P. Vinik 914 S. Golf View Street Tampa, Florida 33629	5.87%

(1)	Cross Shore QP Partners, LP is a Delaware limited partnership.
(2)	Mr. Bloomstone owns beneficially approximately 11.86% of Institutional Shares as follows: (i) 10.28% through direct interests in the Fund; (ii) 0.12% through direct and indirect interests in Cross Shore QP Partners, LP; and (iii) 1.46% through his direct interests in Cross Shore Capital Management LLC.
(3)	Mr. Linell owns beneficially approximately 11.89% of Institutional Shares as follows: (i) 10.28% through direct interests, held jointly with Margaret Linell, in the Fund; (ii) 0.15% through direct and indirect interests in the Cross Shore QP Partners, LP; and (iii) 1.46% through direct interests in Cross Shore Capital Management LLC. Ms. Linell owns beneficially approximately 10.28% of Institutional Shares as follows: (i) 10.28% through direct interests, held jointly with Victor S. Linell, in the Fund.
(4)	Mr. Kuttner owns beneficially approximately 6.30% of Institutional Shares as follows: (i) 5.87% through direct interests in the Fund; (ii) 0.11% through direct and indirect interests in Cross Shore QP Partners, LP; and (iii) 0.32% through his direct interests in Cross Shore Capital Management LLC.

As of September 30, 2015, the Directors and Officers of the Fund, as a group, owned 6.30% of the outstanding Institutional Shares.

INVESTMENT ADVISORY SER VICES

Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund.

As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.75%, payable monthly based on the Institutional Shares’ month end NAV.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Institutional Shares to 2.25% (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business) Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived. These arrangements will continue until July 31, 2016 and may be terminated by the Board at any time. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

During the fiscal year ended March 31, 2015, the Adviser received management fees as shown in the table below.

Management Fees Accrued	Fee Waiver/Expense Reimbursement	Net Management Fees Paid
$69,173	$175,584	$(106,411)

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The Advisory Agreement provides that in the absence of (i) willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties under the Advisory Agreement; (ii) reckless disregard of its obligations and duties under the Advisory Agreement; or (iii) a loss resulting from a breach of a fiduciary duty, the Adviser is not subject to any liability to the Fund or any shareholder for any mistake of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services, including without limitation, any loss the Fund sustains with respect to the purchase, sale or retention of any security on behalf of the Fund. In addition, it provides that the Adviser may act as investment adviser for any other person, firm or corporation.

Benjamin Bloomstone, Neil Kuttner and Victor Linell are the Managing Members of the Adviser and may be deemed to control the Adviser. Mr. Kuttner is the Fund’s Interested Trustee.

ADMINISTRATOR, FUND ACCOUNTANT AND COMPLIANCE SERVICES

(1)	Services Agreement

Citco Mutual Fund Services Inc. (“Citco”), One Columbus Center, 10 West Broad Street, Suite 2475, Columbus, Ohio 43215 provides certain administrative, compliance and fund accounting services (collectively, “Administration Services”) to the Fund. For its services, the Fund pays Citco a separate basis point fee, subject to a minimum fee requirement, for administrative and fund accounting services rendered and a fixed dollar fee for compliance services rendered. The Fund is also responsible for paying Citco’s out of pocket expenses incurred in connection with the administrative services provided to the Fund.

As administrator, Citco administers the Fund’s operations in such manner and to such extent as may be authorized by the Board. Administration Services include, but are not limited to: (1) providing oversight of services performed by the Fund’s other service providers; (2) conducting regular due diligence meetings with the Fund’s service providers to review procedures, controls, and operating environment; (3) providing assistance and support during regulatory examinations; (4) coordinating the preparation and filing of required filings with the SEC; (5) assisting with the coordination, communications and data collection with regard to yearly audits by independent accountants; (6) ensuring the appropriate advisory and service provider agreement renewals are presented to the Board timely; (7) oversight and review of expense budget process; (8) computing class NAVs; and (9) providing a qualified individual to serve as the Fund’s Principal Financial Officer, Chief Compliance Officer and Anti-Money Laundering Officer.

The Services Agreement permits Citco to delegate or sub-contract any or all duties or functions under this Agreement to one or more persons, including affiliates of Citco, on such terms and conditions as Citco may determine in its discretion by written agreement expressly contemplating such delegation (each, a “Delegate”). Any fees and expenses payable to any Delegate are borne by Citco and Citco remains liable to the Fund, under the Services Agreement, for the performance of any duties or functions so delegated or sub-contracted by Citco as if they were performed by Citco. Administration Services to be performed by a Delegate include, but are not limited to: (1) providing certain record-keeping, clerical and bookkeeping services; (2) preparing the Fund’s quarterly, semi-annual and annual financial statements; (3) preparing certain regulatory filings; (4) preparing the Fund’s tax returns; (5) post-trade portfolio compliance testing; and (6) preparing materials for Board meetings and Board meeting minutes (collectively, “Delegated Services”).

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The Services Agreement continues in effect, unless earlier terminated by the Fund or Citco, for a period of three years. Thereafter, unless otherwise terminated, the Services Agreement shall be renewed automatically for successive one-year periods. Either party may terminate this Agreement with or without cause, but only upon the expiration of the initial term or any renewal term, by giving the other party 90 days’ prior written notice. Either party may terminate this Services Agreement with cause (as defined under the agreement) on at least thirty days’ written notice to the other party.

Under the Services Agreement, Citco is liable for any damages resulting from the willful default, fraud or negligence of Citco as a result of the performance or non-performance by Citco of its obligations and duties under the agreement. Citco is not liable to the Fund for any damages or losses caused by the performance or non-performance of any service provider selected by Citco with reasonable care. The cumulative liability of Citco to the Fund for all losses, claims, suits, controversies, breaches or damages for any cause whatsoever (including but not limited to those arising out of or related to the Services Agreement), and regardless of the form of action or legal theory, shall not exceed the total amount of compensation paid to Citco under the Services Agreement during the twelve (12) months immediately before the date on which the alleged damages were claimed to have been incurred with respect to the Fund. For the fiscal year ended March 31, 2015, Citco received $9,375 in fees from the Fund.

(2)	Delegation Agreement

Citco has entered into a Delegation Agreement with Huntington Asset Services, Inc. (“Huntington”) to perform the Delegated Services. Pursuant to a Statement of Work executed between Citco and Huntington under the Delegation Agreement, Huntington has agreed to provide certain financial and tax reporting, compliance and regulatory/corporate governance services to the Fund.

This agreement has an initial term of three (3) years and will thereafter renew automatically for subsequent three (3) year periods. Huntington may terminate this agreement, with or without cause by providing the other party with notice not less than 180 days prior to the expiry of the then current term. Citco may terminate this agreement any time, with or without cause on 180 days’ prior written notice. Either party may terminate this agreement with cause (as defined in the agreement) on at least thirty (30) days’ written notice to the other party.

DISTRIBUTOR

Unified Financial Securities, Inc. (the “Distributor”), 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, acts as the Fund’s principal underwriter pursuant to a Distribution Agreement. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund’s Institutional Shares.

The Distribution Agreement continues in effect for two years from the date of its execution and from year to year thereafter, so long as such continuance is approved at least annually by a vote of the Board or the vote of a majority of the outstanding Institutional Shares of the Fund in accordance with Section 15 of the 1940 Act.

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The Distribution Agreement may be terminated, without the payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, on 60 days’ written notice to the Distributor, or by the Distributor without the payment of any penalty, on 90 days’ written notice to the Trust. The Distribution Agreement will automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act).

Neither the Distributor nor any other broker or dealer is obligated to buy from the Fund any of the Institutional Shares.

The Distributor, Huntington and The Huntington National Bank, N.A., the Fund’s custodian, are each a wholly-owned subsidiary of Huntington Bancshares and thus are affiliated persons.

CUSTODIAN

The Huntington National Bank, N.A., 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments and may maintain Fund assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies). Citco Bank (Canada), 2 Bloor Street East, Suite 2700, Toronto, Ontario, Canada, M4W 1A8, serves as foreign subcustodian and maintains the custody of the Fund’s interests in the Portfolio Funds.

The Portfolio Funds custody their assets with unaffiliated qualified custodians such as banks. These Portfolio Funds disseminate audited financial statements to investors at least annually.

PORT FOLIO MANAGERS

Victor Linell and Benjamin Bloomstone are the Fund’s portfolio managers and are equally responsible for the day-to-day management of the Fund’s portfolio. Investment decisions must be approved by Messrs. Linell and Bloomstone. Neil Kuttner (together with Messrs. Linell and Bloomstone, (“Team Members”)), a member of the Board and the Chief Operating Officer of the Adviser, may veto investment decisions on the grounds of operational concerns only.

(1)	Other Accounts Managed by the Investment Committee

The Team Members are responsible for managing all accounts, funds and other investment vehicles of the Adviser. The table below identifies, the number of accounts managed (excluding the Fund) by the Team Members and the total assets in such accounts, within each of the following categories: other pooled investment vehicles and other accounts. The Team Members do not manage any other registered investment companies. Information in the table is shown as of March 31, 2015. Asset amounts are approximate and have been rounded.

Team Member	Pooled Investment Vehicles				Other Accounts
	Number (Total)	Market Value Total	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee(1)	Number (Total)	Market Value (Total)	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee (1)
B. Bloomstone	9	$640,000,000	7	$625,000,000	0	N/A	N/A	N/A
N. Kuttner	9	$640,000,000	7	$625,000,000	0	N/A	N/A	N/A
V. Linell	9	$640,000,000	7	$625,000,000	0	N/A	N/A	N/A

(1)	These columns represent the number and market value of Pooled Investment Vehicles and Other Accounts that pay the Adviser a performance-based fee.

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(2)	Compensation

The Investment Team Members are Managing Members and equity owners of the Adviser. Their compensation consists of a fixed salary plus their respective share of the Adviser’s earnings.

(3)	Ownership of Institutional Shares

As of March 31, 2015, each Investment Team Member owned Institutional Shares as summarized in the following table:

Investment Team Member	Dollar Range of Beneficial Ownership in Fund as of March 31, 2015
B. Bloomstone	Over $1,000,000
N. Kuttner	Over $1,000,000
V. Linell	Over $1,000,000

(4)	Potential Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with an Investment Team member’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Adviser has adopted and implemented policies and procedures, including trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

PORTFOLIO TRANSACTIONS

In most instances, the Fund will purchase securities of a Portfolio Fund directly from the Portfolio Fund. Certain Portfolio Funds may, however, assess withdrawal penalties on liquidations of interests. These transactions are generally not subject to other transaction expenses. The Fund does not pay commissions or discounts upon the purchase of money market instruments which are acquired directly from the issuer. During the fiscal year ended March 31, 2015, the Fund did not pay any brokerage commissions.

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors but is not expected to exceed 100% per year. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one

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year. Higher portfolio turnover rates may result in increased transaction costs to the Fund and a possible increase in short-term capital gains (taxable to shareholders as ordinary income when distributed to them) or losses.

Portfolio turnover rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. The Fund’s portfolio turnover rate for its initial fiscal year ended March 31, 2015 was 0%.

CODE OF ETHICS

The Fund and the Adviser have each adopted a code of ethics. The Distributor and Huntington have each adopted and share a common code of ethics. Each code is designed to detect and prevent improper personal trading by persons subject to the code. A code of ethics permits persons subject to the code to invest in securities that may be purchased or held by the Fund, including securities that may be purchased or held by a Portfolio Fund, subject to a number of restrictions and controls. Compliance with the codes of ethics is carefully monitored and enforced.

The codes of ethics of the Fund, the Adviser, the Distributor and Huntington are included as exhibits to the Fund’s registration statements filed with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. The codes of ethics are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

VOTING OF PROXIES

A copy of the Fund’s proxy voting procedures is included in Exhibit B to this SAI. The proxy voting policies of the Adviser are included as Exhibit C to this SAI. Information regarding how the Fund voted proxies relating to securities of the Fund during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling (844) 300-7828; and (ii) on the SEC’s website at http://www.sec.gov.

CERTAIN TAX CONSIDERATIONS

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Fund and to an investment in Shares. This summary does not purport to be a complete description of the income tax considerations applicable to such an investment. For example, the following does not describe tax consequences that are assumed to be generally known by investors or certain considerations that may be relevant to certain types of shareholders subject to special treatment under U.S. federal income tax laws, including shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts, and financial institutions. This summary assumes that shareholders hold Shares as capital assets (generally, property held for investment). The discussion is based upon the Internal Revenue Code (the “Code”), Treasury regulations and administrative and judicial interpretations, each as of the date of this Prospectus and all

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of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion. The Fund has neither sought nor will it seek any ruling from the IRS regarding this offering. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local income tax. It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

A “U.S. Shareholder” is a beneficial owner of Shares that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States;

•	a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	a trust, if a court within the United States has primary supervision over its administration and one of more U.S. persons have the authority to control all of its substantial decisions, or the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person; or

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

A “Non-U.S. Shareholder” is a beneficial owner of Shares that is not a U.S. Shareholder.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. A prospective shareholder that is a partnership holding Shares or a partner of such a partnership should consult its tax advisers with respect to the purchase, ownership and disposition of Shares.

Tax matters are very complicated and the tax consequences to an investor of an investment in Shares will depend on the facts of its particular situation. Shareholders are encouraged to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of U.S. federal, state, local and foreign tax laws, eligibility for the benefits of any applicable tax treaty and the effect of any possible changes in the tax laws.

(1)	Election to be Taxed as a RIC

The Fund intends to elect to be treated as a “regulated investment company” (“RIC”) under Subchapter M of the Code. As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to shareholders as dividends. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, the Fund must distribute to shareholders, for each taxable year, an amount equal to at least 90% of the Fund’s “investment company taxable income,” which is generally its ordinary income plus the excess of realized net short-term capital gain over realized net long-term capital loss, reduced by deductible expenses, which are referred to as the “Annual Distribution Requirement.”

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(2)	Taxation as a RIC

If the Fund:

•	qualifies as a RIC; and

•	satisfies the Annual Distribution Requirement;

then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (generally, realized net long-term capital gain in excess of realized net short-term capital loss) distributed to shareholders. The Fund will be subject to U.S. federal income tax at regular corporate rates on any income or capital gain not distributed (or deemed distributed) to shareholders.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of the Fund’s ordinary income for each calendar year, (2) 98.2% of the Fund’s capital gain net income for the one-year period generally ending October 31 in that calendar year and (3) any income realized, but not distributed, in preceding years, which is referred to as the “Excise Tax Avoidance Requirement.” The Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Avoidance Requirement.

To qualify as a RIC for U.S. federal income tax purposes, the Fund generally must, among other things:

•	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies, which the Fund refers to as the “90% Income Test;” and

•	diversify the Fund’s holdings so that at the end of each quarter of the taxable year:

•	at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and

•	no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of one issuer, the securities of two or more issuers that are controlled, as determined under applicable tax rules, by the Fund and that are engaged in the same or similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships which the Fund refers to as the “Diversification Tests.”

To facilitate compliance with the RIC tax requirements, the Fund intends to invest principally in Portfolio Funds that are “passive foreign investment companies” or “PFICs.” A PFIC is an offshore investment fund that is treated as a corporation for U.S. tax purposes. Subchapter M of the Code does not require the Fund to look through to the underlying investments held in the portfolios of PFICS in order to determine compliance with the RIC tax requirements. Investments in PFICs may involve costs,

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including withholding taxes that the Fund would not incur if it invested in U.S. domestic investment funds. Also, legislation enacted on March 18, 2010, commonly referred to as FATCA, generally will require a PFIC to register with the Internal Revenue Service by June 30, 2014 and agree to identify certain of its direct and indirect U.S. account holders in order to avoid a U.S. withholding tax of 30% on certain payments (including payments of gross proceeds) made with respect to actual and deemed U.S. investments.

The Fund may also be required to recognize taxable income from PFIC investments in circumstances in which the Fund does not receive cash. Specifically, the Fund intends to elect to mark-to-market at the end of each taxable year its shares in Portfolio Funds that are classified as PFICs for U.S. federal income tax purposes. The Fund expects that all or substantially all of the Portfolio Funds will be treated as PFICs for which it intends to make a mark-to-market election. As a result, with respect to its investments in PFICs, at the end of each taxable year the Fund will recognize as ordinary income any increase in the value of such interests, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Because any mark-to-market income will be included in investment company taxable income for each taxable year, the Fund may be required to make a distribution to shareholders in order to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

If the Fund borrows money, the Fund may be prevented by loan covenants from declaring and paying dividends in certain circumstances. Limits on the Fund’s payment of dividends may prevent the Fund from meeting the Annual Distribution Requirement, and may, therefore, jeopardize the Fund’s qualification for taxation as a RIC, or subject the Fund to the 4% excise tax.

The Fund is permitted under the 1940 Act (and is expected) to borrow funds and to sell assets in order to satisfy the Annual Distribution Requirement. However the Fund, under the 1940 Act, is not permitted to make distributions to shareholders while its debt obligations and senior securities are outstanding unless certain asset coverage tests are met. Moreover, the Fund’s ability to dispose of assets to meet the distribution requirements may be limited by (1) the illiquid nature of its portfolio and (2) other requirements relating to the Fund’s status as a RIC, including the Diversification Tests.

If the Fund disposes of assets to meet the Annual Distribution Requirement, the Diversification Tests, or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If the Fund fails to satisfy the Annual Distribution Requirement or otherwise fails to qualify as a RIC in any taxable year, the Fund will be subject to tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to shareholders. In that case, all of the Fund’s income will be subject to corporate-level U.S. federal income tax, reducing the amount available to be distributed to shareholders. In contrast, assuming the Fund qualifies as a RIC, its corporate-level U.S. federal income tax should be substantially reduced or eliminated.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

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(3)	Taxation of U.S. Shareholders

Distributions by the Fund generally are taxable to U.S. Shareholders as ordinary income or long-term capital gain. Distributions of the Fund’s “investment company taxable income” (which is, generally, ordinary income plus realized net short-term capital gain in excess of realized net long-term capital loss, reduced by deductible expenses) will be taxable as ordinary income to U.S. Shareholders to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional Shares. Because the Fund will invest principally in PFICs, it is anticipated that distributions of the Fund’s “investment company taxable income” will not be eligible for the dividends received deduction allowed to corporate shareholders and will not qualify for the reduced rates of tax for qualified dividend income allowed to individuals. Distributions of the Fund’s net capital gain (which is generally the Fund’s realized net long-term capital gain in excess of realized net short-term capital loss) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, currently subject to reduced rates of U.S. federal income tax in the case of non-corporate U.S. Shareholders, regardless of the U.S. Shareholder’s holding period for its Shares and regardless of whether paid in cash or reinvested in additional Shares. However, due to the Fund’s principal investment strategy focusing on investments in PFICs, most of the Fund’s income is expected to be ordinary income, and therefore most distributions are not expected to be designated as “capital gain dividends” eligible for the reduced rate of tax. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Shareholder’s adjusted tax basis in such shareholder’s Shares and, after the adjusted basis is reduced to zero, will constitute capital gain from the sale of Shares to such U.S. Shareholder.

Under the “Health Care and Education Reconciliation Act of 2010,” income from the Fund may also be subject to a new 3.8% “Medicare tax” imposed for taxable years beginning after 2012. The tax applies to individuals who have net investment income and adjusted gross income in excess of certain thresholds, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals; the tax also applies to trusts and estates that have undistributed net investment income and adjusted gross income that would be subject to the maximum income tax rate for an estate or trust.

For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. Shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s U.S. Shareholders on December 31 of the year in which the dividend was declared. Shareholders who receive distributions in the form of Shares will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions. Dividends and other taxable distributions are taxable to shareholders even though they are reinvested in additional Shares.

Pursuant to the Fund’s “opt out” dividend reinvestment plan, when the Fund declares a dividend, each shareholder that has not made a Distribution Election will automatically have their dividends reinvested in additional Shares. To the extent shareholders make a Distribution Election, the Fund may pay any or all such dividends in a combination of cash and Shares. Depending on the circumstances of the shareholder, the tax on the distribution may exceed the amount of the distribution received in cash, if any, in which case such shareholder would have to pay the tax using cash from other sources. A shareholder that receives Shares pursuant to a distribution generally has a tax basis in such Shares equal to the amount of cash that would have been received instead of Shares as described above and a holding period in such Shares that begins on the Business Day following the payment date for the distribution.

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A U.S. Shareholder generally will recognize taxable gain or loss if the U.S. Shareholder sells or otherwise disposes of its Shares. Such shareholder’s gain or loss is generally calculated by subtracting from the gross proceeds the cost basis of its Shares sold or otherwise disposed of. Upon such disposition of such shareholder’s Shares, the Fund will report the gross proceeds and cost basis to such Shareholder and the IRS. For each disposition, the cost basis will be calculated using the Fund’s default method of first-in, first-out, unless such shareholder instructs the Fund in writing to use a different calculation method permitted by the IRS, including average cost or specific Share lot identification. The cost basis method elected by the shareholder (or the cost basis method applied by default) for each disposition of Shares may not be changed after the settlement date of each such disposition of Shares. If a shareholder holds its Shares through a broker (or other nominee), such shareholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for its account. Shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Any gain arising from a sale or disposition generally will be treated as long-term capital gain or loss if the shareholder has held its Shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed if other Shares are purchased (whether through reinvestment of distributions or otherwise) within 30 calendar days before or after the disposition.

In general, non-corporate U.S. Shareholders currently are subject to reduced rates of U.S. federal income tax on their net capital gain (generally, the excess of realized net long-term capital gain over realized net short-term capital loss for a taxable year, including a long-term capital gain derived from an investment in Shares). Such rate currently is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the same rates that apply to ordinary income; provided, however, that the maximum rate applicable to capital gains is 35%. Non-corporate U.S. Shareholders with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate U.S. Shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

The Fund will send to each U.S. Shareholder, as promptly as possible after the end of each calendar year, but in no event later than the Fund’s distribution of Form 1099, a notice detailing, on a per Share and per distribution basis, the amounts includible in such U.S. Shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions generally will be reported to the IRS. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Shareholder’s particular situation.

The Fund may be required to withhold U.S. federal income tax, or “backup withholding,” currently at a rate of 28%, from all taxable distributions to any non-corporate U.S. Shareholder (1) who fails to furnish

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the Fund with a correct taxpayer identification number or a certificate that such shareholder is exempt from backup withholding, or (2) with respect to whom the IRS notifies the Fund that such shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Shareholder’s U.S. federal income tax liability and may entitle such shareholder to a refund; provided that proper information is timely provided to the IRS.

(4)	Failure to Qualify as a RIC

If the Fund were unable to qualify for treatment as a RIC, the Fund would be subject to U.S. federal income tax on all of its net taxable income at regular corporate rates. The Fund would not be able to deduct distributions to shareholders, nor would they be required to be made. Distributions would generally be taxable to non-corporate shareholders as ordinary dividend income eligible for the reduced rates of U.S. federal income tax to the extent of the Fund’s current and accumulated earnings and profits. Subject to certain limitations under the Code, corporate U.S. Shareholders would be eligible for the dividends received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis, and any remaining distributions would be treated as a capital gain. If the Fund were to fail to meet the RIC requirements in its first taxable year or, with respect to later years, for more than two consecutive years, and then to seek to requalify as a RIC, the Fund would be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund made a special election to pay corporate-level tax on any such unrealized appreciation recognized during the succeeding ten year period.

CERTAIN ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets subject to ERISA or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (collectively, the “Plans”) should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to a Plan, including the duty of prudence, the suitable allocation of assets within and across different asset classes, the avoidance of prohibited transactions and other standards. In determining whether a particular investment is appropriate for a Plan, a fiduciary of a Plan must comply with rules adopted by the Department of Labor (the “DOL”), which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of a Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition with regard to the suitable allocation of assets within and across different asset classes, as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of a Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations.

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The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made. If a fiduciary of a Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result, (1) neither the Adviser nor the Investment Managers will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities and (2) transactions involving the assets and investments of the Fund will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities.

The Fund will require a Plan proposing to invest in the Fund to represent: that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies; and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

Certain prospective Plan investors may currently maintain relationships with the Adviser or with other entities that are affiliated with the Adviser. The Adviser and its affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. Prior to a Plan’s investment in the Fund, each Fiduciary of the Plan that is responsible for the Plan’s investments will be required to execute a subscription document on behalf of the Plan and to personally represent that:

•	each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Code or other comparable non-ERISA laws and such person is authorized to execute the subscription document on behalf of the Plan;

•	the decision to invest in the Fund was made by each Fiduciary independent of the Adviser and the Adviser’s affiliates, and each Fiduciary has not relied on any individualized advice or recommendation of the Adviser, or the Adviser’s affiliates, as a primary basis for the decision to invest in the Fund;

•	the investment of Plan assets in the Fund is consistent with the provisions of the Plan, the Plan’s investment guidelines, if any, and all other documents that govern the Plan’s investments;

•	each Fiduciary responsible for the Plan’s investments has executed the subscription document;

•	each Fiduciary is: (1) responsible for the decision to invest in the Fund; and (2) qualified to make such investment decision;

•	the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws;

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•	the purchase of Institutional Share(s) by the Plan will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code; and

•	unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this SAI, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Shares.

VALUATION OF ASSETS

The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value (the “Valuation Procedures”). Under these procedures, the Adviser is responsible for determining the fair value of each Portfolio Fund as of each date upon which Institutional Shares calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund and to make all fair value determinations in good faith. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee will be responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date In accordance with the Valuation Procedures, fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by the Portfolio Fund’s Investment Manager or a third party administrator. In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date. Any values reported as estimated or final values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Fund determines its NAV.

Prior to investing in a Portfolio Fund, the Adviser will conduct a due diligence of the valuation process utilized by the Portfolio Fund, its general partner, and where applicable, its third party administrator to confirm that the valuation process employed by the Portfolio Fund includes the use of market values where available and the principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund to value its own investments. Although the procedures approved by the Board provide that the Adviser will consider valuations provided by the Portfolio Funds in determining their respective fair values, the Fund and its agents will not be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Funds (which are unaudited except for the NAV calculation as of fiscal year end).

45

Each Portfolio Fund will typically make available NAV information to its investors which represents the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. The valuations reported by the Portfolio Funds and upon which the Fund calculates the NAV of its Institutional Shares may be subject to later adjustment based on information reasonably available at that time. For example, fiscal year-end NAV calculations of the Portfolio Funds are audited by those funds’ independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the NAV of Institutional Shares, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Institutional Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations adversely affect the Institutional Shares’ NAV, the outstanding Institutional Shares will be adversely affected by prior repurchases to the benefit of shareholders who had their Institutional Shares repurchased at a NAV per Share higher than the adjusted amount.

Conversely, any increases in the NAV per Institutional Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Institutional Shares and to the detriment of shareholders who previously had their Institutional Shares repurchased at a NAV per Institutional Share lower than the adjusted amount. The same principles apply to the purchase of Institutional Shares. New shareholders may be affected in a similar way.

To the extent the Adviser invests the assets of the Fund in securities or other instruments that are not investments in Portfolio Funds, the Fund will generally value such assets as described below. Securities traded or dealt in one or more securities exchanges and not subject to restrictions against resale in the market are generally valued at the last quoted sale on the primary exchange on which the securities are traded, or in the absence of a sale, at the mean of the last bid and asked prices. Securities not traded on any securities exchange for which over-the-counter market quotations are readily available shall be valued at the mean of the last bid and asked prices. Debt securities may also be valued based on broker/dealer supplied quotations or pursuant to matrix pricing provided by a Board approved pricing service. Matrix pricing is a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost. Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s NAV per share. If market quotations are not readily available or deemed to be unreliable by the Adviser, securities and other assets will be valued at fair value by the Adviser as determined in good faith in accordance with the Valuation Procedures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for an asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Adviser will reevaluate its fair value methodology for such securities to determine what, if any, adjustments should be made to the methodology.

Foreign securities are priced in their local currencies as of the close of their primary exchange or market or as of the close of the New York Stock Exchange, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars using the

46

applicable currency exchange rates as of the close of the New York Stock Exchange on the NAV Date as provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the times as of which determination of such values or exchange rates are made and the time as of which the NAV of the Institutional Shares is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board.

Expenses of the Fund, including the Adviser’s management fees and the costs of any borrowings, are accrued on a monthly basis on the day that the NAV is calculated and are taken into account for the purpose of determining the NAV of the Institutional Shares.

Prospective shareholders should be aware that situations involving uncertainties as to the value of Fund positions could have an adverse effect on the NAV of Institutional Shares if the value judgments of the Adviser or the Portfolio Funds should prove incorrect. Also, Portfolio Funds will only provide determinations of their NAV on a periodic basis, typically monthly. Consequently, it may not be possible to determine the NAV of the Institutional Shares more frequently.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

Ernst & Young LLP serves as the independent registered public accounting firm of the Fund. Its principal business address is 5 Times Square, New York, New York 10036-6530 and the services that it provides to the Fund include audit services and tax services. Ernst & Young LLP audits the annual financial statements of the Fund and provides the Fund with an audit opinion. Ernst & Young LLP also reviews certain regulatory filings of the Fund.

Bernstein Shur serves as Counsel to the Independent Trustees and Legal Counsel of the Fund. Its principal business address is 100 Middle Street, P.O. Box 9729, Portland, Maine 04104-5029.

SU MMARY OF DECLARATION OF TRUST

The following is a summary description of additional items and of select provisions of the Declaration of Trust that are not described elsewhere in this SAI or in the Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the form of Declaration of Trust a copy of which is included as an exhibit to the Trust’s Registration Statement filed with the SEC.

(1)	Liability of Shareholders

Under Delaware law and the Declaration of Trust, a shareholder will not be liable for the debts, obligations, liabilities and expenses of the Fund solely by reason of being a shareholder, except that the shareholder may be obligated to reimburse the Fund pursuant to the Declaration of Trust to repay any funds wrongfully distributed to the shareholder. The Trustees have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may from time to time personally agree to pay pursuant to the terms of the Declaration of Trust or by way of subscription for Shares or otherwise.

47

(2)	Duty of Care

The Declaration of Trust provides that neither the Trustees nor the officers of the Trust shall be liable to the Fund or any of its shareholders for any loss or damage occasioned by any act or omission in the performance of their respective services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and the officers by the Trust, but not by the shareholders individually, against any liability and expense to which any of them may be liable which arises in connection with the performance of their activities on behalf of the Fund. A Trustee will not be personally liable to any shareholder for the repayment of any balance in such shareholder’s account or for investments by such shareholder in the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its shareholders. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification of a Trustee for any liability, including liability under federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

(3)	Term, Dissolution and Liquidation

The Fund shall continue without limitation of time but subject to the following provisions. The Board may without shareholder approval (unless such approval is required by the 1940 Act) in dissolution of the Fund or a class thereof liquidate, reorganize or dissolve the Fund or the class in any manner or fashion not inconsistent with applicable law, including, without limitation:

•	Sell and convey all or substantially all of the assets of the Fund or any class to another trust, partnership, limited liability company, association or corporation or other entity, or to a separate series or class of shares thereof, organized under the laws of any state or jurisdiction, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Fund or any class and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, limited liability company, association or corporation or of a series thereof; or

•	At any time sell and convert into money all of the assets of the Fund or any class.

Following a sale or conversion in accordance with the foregoing, and upon making reasonable provision, in the determination of the Board, for the payment of all liabilities of the Fund or the affected class as required by applicable law, by such assumption or otherwise, the shareholders of each class involved in such sale or conversion shall be entitled to receive, as a class, when and as declared by the Board, the excess of the assets belonging to the Fund that are allocated to such class over the liabilities belonging to the Fund that are allocated to such class. The assets so distributable to the shareholders of any particular class shall be distributed among such shareholders of that class in proportion to the number of Shares held by them and recorded on the books of the Fund.

Upon completion of the distribution of the remaining proceeds or the remaining assets as provided above, the Fund (in the case of a sale or conversion of the Fund as a whole) shall terminate and the

48

Board and the Fund or any affected class shall be discharged of any and all further liabilities and duties under the Declaration of Trust and the right, title and interest of all parties with respect to the Fund or affected class shall be cancelled and discharged.

(4)	Merger, Consolidation, Incorporation

The Board, in order to change the form of organization and/or domicile of the Fund, may, without prior shareholder approval: (i) cause the Fund to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations or corporations which is or are formed, organized or existing under the laws of a state, commonwealth, possession or colony of the United States, or (ii) cause the Fund to incorporate under the laws of Delaware. Any other merger or consolidation of the Fund shall, in addition to the approval of the Trustees, require a majority shareholder vote (67% or more of the shares present at a meeting called to vote on the merger or consolidation if the holders of more than 50% of the outstanding shares are present or represented by proxy or 50% of the outstanding shares, whichever is less) except as otherwise permitted by the 1940 Act or other applicable laws and regulations.

(5)	Voting

Each shareholder has the right to cast a number of votes equal to the number of Shares held by such shareholder at a meeting of shareholders called by the Board. The shareholders shall have power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof); (b) with respect to any contract entered into pursuant to Article V of the Declaration of Trust to the extent required by the 1940 Act; (c) with respect to termination of the Fund or any class to the extent required by applicable law; and (d) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-laws, or any registration of the Trust as an investment company under the 1940 Act or as the Board may consider necessary or desirable.

Except for the exercise of their voting privileges, shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

(6)	Reports to Shareholders

The Fund will furnish to shareholders as soon as practicable after the end of each taxable year such information as is necessary for such shareholders to complete federal and state income tax or information returns, along with any other tax information required by law. The Fund will send a semi-annual and an audited annual report to shareholders within 60 days after the close of the period for which it is being made, or as otherwise required by the 1940 Act.

(7)	Fiscal Year

For accounting purposes, the Fund’s fiscal year is the 12-month period ending on March  31st.

FUND ADVERTISING AND SALES MATER IAL

Advertisements and sales literature relating to the Fund and reports to shareholders may include quotations of investment performance. In these materials, the Fund’s performance will normally be

49

portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses. Other methods may also be used to portray the Fund’s investment performance. The Fund’s investment performance will vary from time to time, and past results are not necessarily representative of future results.

Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, may also be used to advertise or market the Fund, including data and materials prepared by recognized sources of such information. Such information may include comparisons of the Fund’s investment performance to the performance of recognized market indices, risk measurement criteria and other information related to the portfolio’s performance. Comparisons may also be made to economic and financial trends and data that may be useful for investors to consider in determining whether to invest in the Fund.

FINANCIAL STATEMENTS OF THE FUND

The financial statements and the report of the independent registered public accounting firm thereon appearing in the Fund’s Annual Report for the fiscal year ended March 31, 2015 are incorporated by reference into this SAI. You can obtain the Annual Report without charge by contacting the Fund at the following address and phone number.

Cross Shore Discovery Fund

C/O Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206

(844) 300-7828 (toll-free)

50

EXHIBIT A

FINANCIAL STATEMENTS OF CROSS SHORE DISCOVERY FUND, LTD FOR THE

FISCALYEARS ENDED JUNE 30, 2014 and JUNE 30, 2013

FINANCIAL STATEMENTS

Cross Shore Discovery Fund, Ltd.

Year ended June 30, 2014

with Report of Independent Auditors

Cross Shore Discovery Fund, Ltd.

Financial Statements

Year ended June 30, 2014

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Cross Shore Discovery Fund, Ltd.

We have audited the accompanying statement of assets and liabilities of Cross Shore Discovery Fund, Ltd. (the Fund), including the schedule of investments, as of June 30, 2014, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cross Shore Discovery Fund, Ltd. at June 30, 2014, the results of its operations and its cash flows for the year then ended and the changes in its net assets and financial highlights for the year then ended and for the period indicated therein in conformity with U.S. generally accepted accounting principles.

New York, NY

December 19, 2014

Cross Shore Discovery Fund, Ltd.

Statement of Assets and Liabilities

(Stated in United States Dollars)

June 30, 2014

Assets
Cash	$73,165
Investments in investment entities, at fair value (cost $12,900,000)	15,439,662
Receivable from investment entity	53,948
Receivable from investment manager	444

Total assets	15,567,219
Liabilities
Accrued expenses and other liabilities	5,061

Total liabilities	5,061

Net assets	$15,562,158

Net asset value per share
Class A Shares (based on 115,802.04 shares outstanding)	$134.3859

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Schedule of Investments

(Stated in United States Dollars)

June 30, 2014

Investment Fund	Strategy	% of net assets	Cost (1)	Fair Value	Level 1	Level 2	Level 3	Initial Acquisition Date	Redemption Frequency (2)	First Available Redemption Date		Fair Value For First Available Redemption Date
Generalist:
Bloom Tree Offshore Fund, Ltd.	Generalist	7.5%	$1,000,000	$1,153,575		$1,153,575	$—	9/1/12	Quarterly	6/30/2014		$1,153,575
Atika Offshore Fund Ltd.	Generalist	8.5%	1,300,000	1,310,776		1,271,453	39,323	4/1/14	Quarterly	6/30/2014	(3)	1,271,453
Shellback Offshore Fund Ltd.	Generalist	8.1%	1,200,000	1,243,422		1,243,422	—	5/1/14	Quarterly	6/30/2014		1,243,422
Lomas Capital Ltd	Generalist	7.8%	1,200,000	1,205,163		1,156,956	48,207	5/1/14	Quarterly	6/30/2014	(4)	1,156,956
Tiger Ligatus Offshore Fund Ltd.	Generalist	7.9%	1,200,000	1,224,468		1,187,734	36,734	5/1/14	Quarterly	6/30/2014	(3)	1,187,734
Sachem Head Offshore Ltd	Generalist	7.7%	1,000,000	1,191,385		297,846	893,539	8/1/13	Quarterly	6/30/2014	(5)	297,846

Total Generalist		47.5%	$6,900,000	$7,328,789	—	$6,310,986	$1,017,803					$6,310,986
Sector:
Game Creek Offshore Fund, Ltd.	Consumer, TMT	8.0%	1,000,000	1,241,697		1,241,697		8/1/12	Quarterly	6/30/2014		1,241,697
Suvretta Offshore Fund, Ltd	Consumer, TMT	9.2%	1,000,000	1,413,200		1,413,200		1/1/13	Quarterly	6/30/2014		1,413,200
Jennison Global Healthcare Fund, Ltd.	Healthcare	8.1%	1,000,000	1,245,053		1,245,053		4/1/13	Monthly	6/30/2014		1,245,053
Armistice Capital Offshore Fund Ltd.	Healthcare, Consumer	8.3%	1,000,000	1,286,801		1,286,801		8/1/13	Quarterly	6/30/2014		1,286,801
Long Pond Offshore, Ltd	Real Estate	9.6%	1,000,000	1,485,802		1,485,802		1/1/13	Quarterly	6/30/2014		1,485,802
Light Street Xenon, Ltd.	Technology	9.3%	1,000,000	1,438,320		1,438,320		8/1/12	Quarterly	6/30/2014		1,438,320

Total Sector		52.5%	$6,000,000	$8,110,873	—	$8,110,873	$—					$8,110,873

Total investments in investment entities		100.0%	$12,900,000	$15,439,662	—	$14,421,859	$1,017,803					$14,421,859

(1)	There were no unfunded capital commitments as of June 30, 2014.
(2)	Certain redemptions may be subject to various restrictions and limitations such as side pockets, lock-ups (ranging up to 1 year) with redemption penalties, and gates.
(3)	Subject to 3% soft lock during the first year of investment.
(4)	Subject to 4% soft lock during the first year of investment.
(5)	Subject to 25% quarterly gate.

Cross Shore Discovery Fund, Ltd.

Statement of Operations

(Stated in United States Dollars)

Year ended June 30, 2014

Investment income	$—
Expenses
Professional	20,230
Administration	12,929
Filing fees	2,354
Bank fees	1,974
Custodian fees	3,910

Expenses before amounts waived or reimbursed	41,397

Expenses reimbursed by investment manager	(7,577)

Total expenses	33,820

Net investment loss		$(33,820)

Realized and unrealized gain from investments in investment entities
Net change in unrealized appreciation from investments in investment entities		$1,978,033
Net realized gain on sale of investments in investment entities		425,270

Net increase in net assets resulting from operations		$2,369,483

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Statement of Changes in Net Assets

(Stated in United States Dollars)

Year ended June 30, 2014

	Year ended June 30, 2014	Period ended June 30, 2013
Increase in net assets resulting from operations
Net change in unrealized appreciation from investments in investment entities	$1,978,033	$561,629
Net realized gain on sale of investments in investment entities	425,270	—
Net investment loss	(33,820)	(15,862)

Net increase in net assets resulting from operations	2,369,483	545,767
Increase in net assets resulting from capital share transactions
Proceeds from issuance of shares	7,375,000	12,050,000
Payments for redemption of shares	(2,778,092)	(4,000,000)

Net increase in net assets resulting from capital share transactions	4,596,908	8,050,000

Net increase in net assets	6,966,391	8,595,767
Net assets at beginning of period	8,595,767	—

Net assets at end of period	$15,562,158	$8,595,767

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Statement of Cash Flows

(Stated in United States Dollars)

Year ended June 30, 2014

Cash flows from operating activities
Net increase in net assets resulting from operations	$2,369,483
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation from investments in investment entities	(1,978,033)
Net realized gain on sale of investments in investment entities	(425,270)
Purchase of investments in investment entities	(6,900,000)
Proceeds from sale of investment entities	2,425,270
Changes in operating assets and liabilities:
Decrease in receivable from investment manager	20,118
Increase in receivable from investment entities	(53,948)
Decrease in accrued expenses and other liabilities	(4,374)

Net cash used in operating activities	(4,546,754)

Cash flows from financing activities
Proceeds from issuance of shares	7,375,000
Payments from redemption of shares	(2,778,092)

Net cash provided by financing activities	4,596,908

Net increase in cash	50,154
Cash at beginning of year	23,011

Cash at end of year	$73,165

Supplemental disclosure of cash flow information
Cash paid during the year for interest	$—

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements

(Stated in United States Dollars)

Year ended June 30, 2014

1. Organization

Cross Shore Discovery Fund, Ltd. (the “Fund”) was organized as an exempted company on June 11, 2012, under the laws of the Cayman Islands and commenced operations on August 1, 2012. The objective of the Fund is to provide investors with capital appreciation through the allocation of its assets among a diverse group of money managers (the “Money Managers”) who direct the investment of such assets in securities and other financial instruments utilizing a variety of investment styles. The investment manager of the Fund is Cross Shore Capital Management, LLC (the “Investment Manager”), a U.S. based limited liability company and a registered investment adviser under Section 203(c) of the Investment Advisers Act of 1940. The Investment Manager seeks to accomplish the Fund’s investment objective by investing in offshore funds (collectively, the “investment entities”) whose Money Managers employ a long/short equity strategy and generally have under $1 billion in assets at the time of the Fund’s initial investment. A managing member of the Investment Manager is also the sole director of the Fund.

As of June 30, 2014, the Fund had one investor, Cross Shore QP Partners, LP (the “Investor Fund”). The Investor Fund owns 100% of the shares of the Fund.

Citco Fund Services (Cayman Islands) Limited (“Citco”) serves as the Fund’s administrator and is responsible for all matters pertaining to the administration of the Fund, including the calculation of the net asset value per share as well as processing subscriptions and redemptions of capital shares through that date. For its services, Citco receives a fee paid out of the Fund’s net assets based upon the nature and extent of the services performed. For the Year ended June 30, 2014, the administration fee earned by Citco totaled $12,929 and is shown as administration expense on the statement of operations.

2. Significant Accounting Policies

Basis of Presentation

The financial statements of the Fund are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and are stated in U.S. dollars. The strategy classifications of the investment entities reflected in the accompanying schedule of investments represent the Investment Manager’s belief as to the most meaningful presentation of the classification of the strategies of the investment entities. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

2. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable; however, actual results could differ from these estimates.

Investments in Investment Entities

The fair value of the Fund’s investments in investment entities represents the Fund’s proportionate share of its net assets of the investment entities as reported by management of those entities. All valuations utilize financial information supplied by management of each investment entity and are net of management and incentive fees pursuant to the investment entity’s applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at June 30, 2014, if it were to liquidate its investments in investment entities. Because of the inherent uncertainty of valuation, the value of investments in investment entities held by the Fund may differ significantly from the values that would have been used had a ready market existed, and differences could be material. The resulting net change in unrealized appreciation or depreciation is reflected in the statement of operations.

The Investment Manager may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Investment Manager believes to be reliable, the net assets balance provided by an investment entity’s management does not represent the fair value of the Fund’s interest in the investment entity. In addition, in the absence of specific transaction activity in the interests of a particular investment entity, the Investment Manager could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the investment entity’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets. Any such decision is made in good faith and is subject to the review and supervision of the Investment Manager. In determining fair values, management has, as a practical expedient, estimated fair value of the investment entity within its scope using the net asset value (or its equivalent) as of the reporting measurement date, as further discussed under “Fair Value Measurement” below.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825, Financial Instruments, approximates the carrying amounts presented in the statement of assets and liabilities.

Cash

Cash represents cash balances on deposit with JPMorgan Chase Bank and Citco Bank (Canada) (“CBC”).

Fund Expenses

The Fund bears all expenses incurred in its business, subject to the expense limitation (see Related Party Transactions note). Expenses are recorded on the accrual basis.

Income Taxes

The Fund is not subject to any income, withholding or capital gains taxes in the Cayman Islands. FASB ASC 740, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 sets forth a minimum threshold for financial statement recognition of a benefit of a tax position taken or expected to be taken in a tax return. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken, in the event the Fund or its Money Managers files tax returns, to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed to meet a more-likely-than-not threshold would be recorded as a tax expense, inclusive of interest and penalties, if any, on the statement of operations in the current year.

The Fund has concluded that there are no uncertain tax positions that would require recognition in the financial statements, and does not expect any changes to this position within 12 months of year-end. Each of the tax years since inception remains subject to examination by the taxing authorities.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

The Fund’s policy is to classify interest and penalties associated with the underpayments of U.S. Federal and state income taxes, if significant, as income tax expense on its statement of operations. For the year ended June 30, 2014, the Fund does not have any significant interest or penalties associated with the underpayment of any income taxes.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest is recorded on an accrual basis. Net realized and change in unrealized appreciation or depreciation are reflected in the statement of operations. Management utilizes a weighted average methodology when determining realized gains and losses in which cost is reduced in proportion to the withdrawal in relation to the fair value of the investment at the date of withdrawal.

New Accounting Pronouncement

In June 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services—Investment Companies (“Topic 946”): Amendments to the Scope, Measurement and Disclosure Requirements,” which amends the criteria that define an investment company and clarifies the measurement guidance and requires new disclosures for investment companies. Under ASU 2013-08, an entity already regulated under the 1940 Act will be automatically deemed an investment company under the new U.S. GAAP definition. As such, the Fund anticipates no impact from adopting this standard on the Fund’s financial results. The Fund is currently assessing the additional disclosure requirements. ASU 2013-08 will be effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.

3. Custody

The Fund maintains a custody agreement with CBC whereby CBC acts as a custodian to the Fund. The Fund may also custody assets with other institutions or hold assets directly.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

4. Related Party Transactions

There are no management or incentive fees charged by the Fund. Such fees are charged directly by the Investor Fund. Victor Linell, the sole director of the Fund, is also a managing member of the Investment Manager. Mr. Linell does not receive compensation from the Fund for his services as a director.

For the year ended June 30, 2014 the Investment Manager has agreed to cap expenses incurred by the Fund at an annual rate of 0.30%. Reimbursements made to the Fund by the Investment Manager totaled $7,577 for the year ended June 30, 2014 and are shown on the statement of operations.

5. Investments in Investment Entities

The Investment Manager has valued its investments in investment entities at fair value, based on FASB ASC 820, Fair Value Measurements and Disclosures (see Note 6).

The Fund has the ability to liquidate its investments periodically ranging from monthly to quarterly, and may be subject to gate provisions, side pockets or other provisions in accordance with the investment entities’ respective agreements. Aggregate purchases and proceeds from sales of investments for the year ended June 30, 2014 amounted to $6,900,000 and $2,425,270, respectively. As of June 30, 2014, the Fund was invested in 12 investment entities with a fair value of $15,439,662.

The Fund’s capital account in each investment entity is charged an annual management fee ranging from 1.0% - 2.0% based on a percentage of the Fund’s net assets in the investment entity, as well as an incentive fee ranging from 10% - 20% based on a percentage of the Fund’s net profits earned in the investment entities, as defined by the respective investment entities’ agreements.

The investment entities in which the Fund has investments utilize a variety of financial instruments in their trading strategies, including equity, debt securities, options, futures, forwards, swap contracts and other equity derivatives of both U.S. and foreign issuers, and generally carry all their underlying investments at fair value. These financial instruments contain varying degrees of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

5. Investments in Investment Entities (continued)

amounts recorded in the investment entities’ respective balance sheets. In addition, several of the investment entities sell securities not yet purchased, whereby a liability is created to repurchase the security at prevailing prices. Such investment entities’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets. However, due to the nature of the Fund’s shareholder interest in these investment entities, the Fund’s risk with respect to such transactions is limited to its capital balance in each investment entity.

Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with financial liabilities. Factors contributing to this risk are that the investment entity interests are not tradeable, and that the Fund may invest with investment entities that do not permit frequent withdrawals and may have multi-year lockups related to funds invested.

The Fund has limited transparency to the investments of the investment entities. However, the Fund is not aware of any investments within the investment entities for which the Fund’s proportionate share of the investment represents greater than 5% of the Fund’s capital as of June 30, 2014, except for those disclosed in the schedule of investments, if any.

The following defines the classifications of the investment entities as of June 30, 2014:

Generalist - An investment approach that relies on investing in securities over a wide variety of industries. This approach may use a number of investment strategies to achieve its goals including value, opportunistic, or event-driven strategies.

Sector - An investment approach that looks to invest in securities primarily within a very limited number of industries, typically one or two. This approach may use a number of investment strategies to achieve its goals including value, opportunistic, or event-driven strategies.

6. Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, establishes a fair value methodology, including a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

6. Fair Value Measurement (continued)

Basis of Fair Value Measurement:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. In addition, under FASB ASU No. 2009-12, Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (ASU 2009-12), interests in investment funds for which net asset value (NAV) is used as a practical expedient to approximate fair value are classified as Level 2 if the interests are redeemable at the balance sheet date or in the near term. The Fund views its Level 2 assets as the portions of investments in investment entities valued at NAV with liquidity within three months or less, unless a portion of the Fund’s investment is in an illiquid side pocket.

Level 3: Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and/or the risk inherent in the valuation technique and/or the risk inherent in the inputs to the model. The types of assets and liabilities carried at Level 3 fair value generally include certain private investments and certain derivatives. In addition, under ASU 2009-12, interests in investment entities for which NAV is used as a practical expedient to approximate fair value are classified as Level 3 assets if the interests are not redeemable in the near term. The Fund views its Level 3 assets as the portions of investments in investment entities valued at NAV with liquidity of greater than three months as well as investment funds in which a portion of the Fund’s investment is in an illiquid side pocket.

The Fund’s policy is to recognize transfers in and out of levels as of the beginning of the year in which the change in circumstances that caused the transfer occurred.

The following table summarizes the Fund’s investments by level at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Investment Entities	$—	$14,421,859	$1,017,803	$15,439,662

Total	$—	$14,421,859	$1,017,803	$15,439,662

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

6. Fair Value Measurement (continued)

The following is a Level 3 reconciliation of investments in investment entities as defined above:

Level 3*
Balance as of July 1, 2013	$1,141,441
Purchases of investment entities	873,000
Sales of investment entities	(1,346,317)
Transfer out of Level 3 to Level 2**	(67,451)
Net realized gain	346,317
Net change in unrealized appreciation	70,813

Balance as of June 30, 2014	$1,017,803

Change in Unrealized appreciation on investments remaining in Level 3 as of June 30, 2014	$144,803

*	For more detailed information related to strategy classifications, refer to the schedule of investments.
**	Transfers out of Level 3 into Level 2 occur when the investment’s minimum time requirements under a lock-up have elapsed. There were no transfers between Level 1 and Level 2 during the period.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

7. Share Capital

Under the terms of the Articles of Association, the Fund has an authorized share capital of $50,000 consisting of 5,000,000 common shares of par value $0.01 per share. The Fund currently offers one class of shares.

Gains and losses that are classified as “new issues” under the regulations of the Financial Industry Regulatory Authority (“FINRA”), arising from the Fund’s investment in various investment entities, are allocated only to the eligible shareholders, as defined by FINRA. There was no “new issue” income recognized for the year ended June 30, 2014.

Shares may be purchased or redeemed by the Feeder Funds on the first business day of each calendar month and any other day approved by the Fund in its sole discretion, at the net asset value calculated by the Fund.

In accordance with the Articles of Association, at each valuation date, the net asset value of the Fund will be calculated by adding the value of all the assets of the Fund and deducting from there the total liabilities of the Fund. Any increase or decrease in net assets that results from operations is allocated to the net asset value accounts of all shareholders in proportion to their respective opening net asset value balances at the beginning of such accounting period.

Share capital transactions for the year ended June 30, 2014, are as follows:

Shares outstanding at beginning of year	78,946.74
Shares issued	59,154.52
Shares redeemed	(22,299.22)

Shares outstanding at end of year	115,802.04

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

8. Financial Highlights

The following financial highlights represent per share operating performance, ratios to average net assets, and total return information for the year ended June 30, 2014 and the period from August 1, 2012 (commencement of operations) to June 30, 2013 which has not been annualized.

Per share operating performance	June 30, 2014	Period ended June 30, 2013
Net asset value, beginning of year	$108.88	$100.00
Income from investment operations:
Net unrealized gains from investments in investment entities	25.88	9.16
Net investment loss *	(0.37)	(0.28)

Net change in net assets resulting from operations	25.51	8.88

Net asset value, end of year	$134.39	$108.88

*	Calculated based on the average shares outstanding during the period.

Total return:	23.43%	8.88%

Net assets, end of period:	$15,562,158	$8,595,767

Ratios to average net assets:
Net investment loss	(0.30)%	(0.26)%
Total expenses before reimbursement	(0.37)%	(0.80)%
Total expenses after reimbursement	(0.30)%	(0.26)%
Portfolio turnover ratio	21.90%	0.00%

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

8. Financial Highlights (continued)

The total return percentages and ratios of net investment loss, and total expenses are based upon those items which are included in the statement of operations. The ratios and total return information for an individual shareholder may vary from these ratios and return based on the timing of share transactions and the allocation of new issue income. The ratios do not include investment income (loss) or expenses of the investment entities in which the Fund invests.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Subsequent Events

Management has evaluated the effect of subsequent events on the Fund’s financial statements through December 19, 2014, which is the date the financial statements were available to be issued.

From July 1, 2014, through December 19, 2014, the date the financial statements were available to be issued, the Fund redeemed its interest in Jennison Global Healthcare Fund, Ltd.

From July 1, 2014, through December 19, 2014, the date the financial statements were available to be issued, the Fund invested in the following investment entity:

Investment Fund	Strategy	Cost	Acquisition Date	Redemption Frequency	Notice Period	Lock-Up
Riverloft Offshore Fund Ltd.	Generalist - Activist	1,000,000	8/1/14	Quarterly	60 days	None

From July 1, 2014, through December 19, 2014, the date the financial statements were available to be issued, the Fund recorded subscriptions of $1,000,000 and paid redemptions of $1,320,000.

Cross Shore Discovery Fund, a Delaware statutory trust (“the Trust”), was formed on May 21, 2014. Neil Kuttner, a managing member of the investment manager, is President and a trustee of the Trust. It is the intention of the remaining Investor Fund to redeem its interest in the Fund and subsequently reinvest the proceeds in the Trust. The timing of the transaction is uncertain.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

10. Subsequent Events (continued)

Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements through December 19, 2014.

FINANCIAL STATEMENTS

Cross Shore Discovery Fund, Ltd.

Period from August 1, 2012 (Commencement of Operations)

to June 30, 2013

with Report of Independent Auditors

Cross Shore Discovery Fund, Ltd.

Financial Statements

Period from August 1, 2012 (Commencement of Operations) to June 30, 2013

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Cross Shore Discovery Fund, Ltd.

We have audited the accompanying statement of assets and liabilities of Cross Shore Discovery Fund Ltd. (the Fund), including the schedule of investments, as of June 30, 2013, and the related statements of operations, the statement of cash flows, the statement of changes in net assets and the financial highlights for the period August 1, 2012 (commencement of operations) to June 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cross Shore Discovery Fund, Ltd. at June 30, 2013 the results of its operations, its cash flows, changes in net assets and the financial highlights for the period August 1, 2012 (commencement of operations) to June 30, 2013, in conformity with U.S. generally accepted accounting principles.

New York, NY

December 19, 2014

Cross Shore Discovery Fund, Ltd.

Statement of Assets and Liabilities

(Stated in United States Dollars)

June 30, 2013

Assets
Cash	$23,011
Investments in investment entities, at fair value (cost $8,000,000)	8,561,629
Receivable from investment manager	20,562

Total assets	8,605,202

Liabilities
Accrued expenses and other liabilities	9,435

Total liabilities	9,435

Net assets	$8,595,767

Net asset value per share
Class A Shares (based on 78,946.74 shares outstanding)	$108.88

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Schedule of Investments

(Stated in United States Dollars)

June 30, 2013

Investment Fund	Strategy	% of net assets	Cost (1)	Fair Value	Level 1	Level 2	Level 3	Initial Acquisition Date	Redemption Frequency (2)	First Available Redemption Date	Fair Value For First Available Redemption Date
Generalist:
Bloom Tree Offshore Fund, Ltd.	Generalist	12.1%	$1,000,000	$1,038,850		$1,038,850	$—	9/1/12	Quarterly	6/30/2013	$1,038,850
Newbrook Capital Offshore Fund Ltd.	Generalist	12.0%	1,000,000	1,027,697		1,027,697		8/1/12	Quarterly	6/30/2013	1,027,697

Total Generalist		24.1%	$2,000,000	$2,066,547	—	$2,066,547	$—				$2,066,547
Sector:
Altimeter Offshore Ltd.	Technology	12.5%	1,000,000	1,073,990		—	1,073,990	4/1/13	Semi-Annually	3/31/2014	1,073,990
Game Creek Offshore Fund, Ltd.	Consumer, TMT	13.2%	1,000,000	1,130,472		1,130,472		8/1/12	Quarterly	9/30/2013	1,130,472
Suvretta Offshore Fund, Ltd	Consumer, TMT	12.9%	1,000,000	1,101,386		1,068,344	33,042	1/1/13	Quarterly (3)	6/30/2013	1,068,344
Jennison Global Healthcare Fund, Ltd.	Healthcare	12.1%	1,000,000	1,035,010		1,035,010		4/1/13	Monthly	6/30/2013	1,035,010
Long Pond Offshore, Ltd	Real Estate	13.4%	1,000,000	1,146,964		1,112,555	34,409	1/1/13	Quarterly (3)	6/30/2013	1,112,555
Light Street Xenon, Ltd.	Technology	11.8%	1,000,000	1,007,260		1,007,260		8/1/12	Quarterly	6/30/2013	1,007,260

Total Sector		75.9%	$6,000,000	$6,495,082	—	$5,353,641	$1,141,441				$6,427,631

Total investments in investment entities		100.0%	$8,000,000	$8,561,629	—	$7,420,188	$1,141,441				$8,494,178

(1)	There were no unfunded capital commitments as of June 30, 2013.
(2)	Certain redemptions may be subject to various restrictions and limitations such as side pockets, lock-ups (ranging up to 1 year) with redemption penalties, and gates.
(3)	Subject to 3% soft lock during the first year of investment

Cross Shore Discovery Fund, Ltd.

Statement of Operations

(Stated in United States Dollars)

Period from August 1, 2012 (Commencement of Operations) to June 30, 2013

Investment income
Interest	$6

Expenses
Organizational	25,203
Professional	11,520
Administration	4,285
Filing fees	2,994
Bank fees	2,324
Custodian fees	1,644

Expenses before amounts waived or reimbursed	47,970

Expenses reimbursed by investment manager	(32,102)

Total expenses	15,868

Net investment loss		$(15,862)

Realized and unrealized gain from investments in investment entities
Net change in unrealized appreciation from investments in investment entities		$561,629

Net increase in net assets resulting from operations		$545,767

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Statement of Changes in Net Assets

(Stated in United States Dollars)

Period from August 1, 2012 (Commencement of Operations) to June 30, 2013

Increase in net assets resulting from operations
Net unrealized appreciation from investments in investment entities	$561,629
Net investment loss	(15,862)

Net increase in net assets resulting from operations	545,767

Increase in net assets resulting from capital share transactions
Proceeds from issuance of shares	12,050,000
Payments for redemption of shares	(4,000,000)

Net increase in net assets resulting from capital share transactions	8,050,000

Net increase in net assets	8,595,767
Net assets at commencement of operations	—

Net assets at end of period	$8,595,767

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Statement of Cash Flows

(Stated in United States Dollars)

Period from August 1, 2012 (Commencement of Operations) to June 30, 2013

Cash flows from operating activities
Net increase in net assets resulting from operations	$545,767
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net unrealized appreciation from investments in investment entities	(561,629)
Purchase of investments in investment entities	(8,000,000)
Changes in operating assets and liabilities:
Increase in receivable from investment manager	(20,562)
Increase in accrued expenses and other liabilities	9,435

Net cash used in operating activities	(8,026,989)

Cash flows from financing activities
Proceeds from issuance of shares	12,050,000
Payments for redemption of shares	(4,000,000)

Net cash provided by financing activities	8,050,000

Net increase in cash	23,011
Cash at commencement of operations	—

Cash at end of period	$23,011

Supplemental disclosure of cash flow information
Cash paid during the period for interest	$—

See accompanying notes.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

1. Organization

Cross Shore Discovery Fund, Ltd. (the “Fund”) was organized as an exempted company on June 11, 2012, under the laws of the Cayman Islands and commenced operations on August 1, 2012. The objective of the Fund is to provide investors with capital appreciation through the allocation of its assets among a diverse group of money managers (the “Money Managers”) who direct the investment of such assets in securities and other financial instruments utilizing a variety of investment styles. The investment manager of the Fund is Cross Shore Capital Management, LLC (the “Investment Manager”), a U.S. based limited liability company and a registered investment adviser under Section 203(c) of the Investment Advisers Act of 1940. The Investment Manager seeks to accomplish the Fund’s investment objective by investing in offshore funds (collectively, the “investment entities”) whose Money Managers employ a long/short equity strategy and generally have under $1 billion in assets at the time of the Fund’s initial investment. A managing member of the Investment Manager is also the sole director of the Fund.

As of June 30, 2013, the Fund had two investors, Cross Shore Master Fund, Ltd. and Cross Shore QP Partners, LP (collectively the “Investor Funds”). The Investor Funds own 100% of the shares of the Fund.

Citco Fund Services (Cayman Islands) Limited (“Citco”) serves as the Fund’s administrator and is responsible for all matters pertaining to the administration of the Fund, including the calculation of the net asset value per share as well as processing subscriptions and redemptions of capital shares through that date. For its services, Citco receives a fee paid out of the Fund’s net assets based upon the nature and extent of the services performed. For the period from August 1, 2012 (commencement of operations) to June 30, 2013, the administration fee earned by Citco totaled $4,285 and is shown as administration expense on the statement of operations.

2. Significant Accounting Policies

Basis of Presentation

The financial statements of the Fund are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and are stated in U.S. dollars. The strategy classifications of the investment entities reflected in the accompanying schedule of investments represent the Investment Manager’s belief as to the most meaningful presentation of the classification of the strategies of the investment entities. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

2. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable; however, actual results could differ from these estimates.

Investments in Investment Entities

The fair value of the Fund’s investments in investment entities represents the Fund’s proportionate share of its net assets of the investment entities as reported by management of those entities. All valuations utilize financial information supplied by management of each investment entity and are net of management and incentive fees pursuant to the investment entity’s applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at June 30, 2013, if it were to liquidate its investments in investment entities. Because of the inherent uncertainty of valuation, the value of investments in investment entities held by the Fund may differ significantly from the values that would have been used had a ready market existed, and differences could be material. The resulting net change in unrealized appreciation or depreciation is reflected in the statement of operations.

The Investment Manager may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Investment Manager believes to be reliable, the net assets balance provided by an investment entity’s management does not represent the fair value of the Fund’s interest in the investment entity. In addition, in the absence of specific transaction activity in the interests of a particular investment entity, the Investment Manager could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the investment entity’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets. Any such decision is made in good faith and is subject to the review and supervision of the Investment Manager. In determining fair values, management has, as a practical expedient, estimated fair value of the investment entity within its scope using the net asset value (or its equivalent) as of the reporting measurement date, as further discussed under “Fair Value Measurement” below.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825, Financial Instruments, approximates the carrying amounts presented in the statement of assets and liabilities.

Cash

Cash represents cash balances on deposit with JPMorgan Chase Bank and Citco Bank (Canada) (“CBC”).

Fund Expenses

The Fund bears all expenses incurred in its business, subject to the expense limitation (see Related Party Transactions note). Expenses are recorded on the accrual basis.

Organizational Expenses

Organizational expenses consist of fees paid for the drafting of documents and other legal services performed related to the formation of the Fund. The amount of organizational expenses is presented on the statement of operations.

Income Taxes

The Fund is not subject to any income, withholding or capital gains taxes in the Cayman Islands. FASB ASC 740, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC 740 sets forth a minimum threshold for financial statement recognition of a benefit of a tax position taken or expected to be taken in a tax return. FASB ASC 740 requires the evaluation of tax positions taken or expected to be taken, in the event the Fund or its Money Managers files tax returns, to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed to meet a more-likely-than-not threshold would be recorded as a tax expense, inclusive of interest and penalties, if any, on the statement of operations in the current year.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

The Fund has concluded that there are no uncertain tax positions that would require recognition in the financial statements. Each of the tax years since inception remains subject to examination by the taxing authorities.

The Fund’s policy is to classify interest and penalties associated with the underpayments of U.S. Federal and state income taxes, if significant, as income tax expense on its statement of operations. For the period from August 1, 2012 (commencement of operations) to June 30, 2013, the Fund does not have any significant interest or penalties associated with the underpayment of any income taxes.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest is recorded on an accrual basis. Net realized and unrealized appreciation or depreciation are reflected in the statement of operations. Management utilizes a weighted average methodology when determining realized gains and losses in which cost is reduced in proportion to the withdrawal in relation to the fair value of the investment at the date of withdrawal.

New Accounting Pronouncement

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. The new and revised disclosures are effective for annual reporting periods beginning on or after December 15, 2011. The Fund has evaluated the implications of ASU 2011-04 and has concluded that it does not need to disclose the significant unobservable inputs used in their Level 3 investments as they utilize the unadjusted net asset value as a practical expedient in estimating the fair value of its investments in investment companies.

3. Custody

The Fund maintains a custody agreement with CBC whereby CBC acts as a custodian to the Fund. The Fund may also custody assets with other institutions or hold assets directly.

4. Related Party Transactions

There are no management or incentive fees charged by the Fund. Such fees are charged directly by the Investor Funds. Victor Linell, the sole director of the Fund, is also a managing member of the Investment Manager. Mr. Linell does not receive compensation from the Fund for his services as a director.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

4. Related Party Transactions (continued)

For the period beginning August 1, 2012 (commencement of operations) through June 30, 2013 the Investment Manager has agreed to cap expenses incurred by the Fund at an annual rate of 0.30%. Reimbursements made to the Fund by the Investment Manager totaled $32,102 for the period beginning August 1, 2012 (commencement of operations) through June 30, 2013 and are shown on the Statement of Operations.

5. Investments in Investment Entities

The Investment Manager has valued its investments in investment entities at fair value, based on FASB ASC 820, Fair Value Measurements and Disclosures (see Note 6).

The Fund has the ability to liquidate its investments periodically ranging from quarterly to semi-annually, and may be subject to gate provisions, side pockets or other provisions in accordance with the investment entities’ respective agreements. Aggregate purchases of investments for the period ended June 30, 2013 amounted to $8,000,000, and there were no sales of investments. As of June 30, 2013, the Fund was invested in 8 investment entities with a fair value of $8,561,629.

The Fund’s capital account in each investment entity is charged an annual management fee ranging from 1.0%—1.5% based on a percentage of the Fund’s net assets in the investment entity, as well as an incentive fee ranging from 10%—20% based on a percentage of the Fund’s net profits earned in the investment entities, as defined by the respective investment entities’ agreements.

The investment entities in which the Fund has investments utilize a variety of financial instruments in their trading strategies, including equity, debt securities, options, futures, forwards, swap contracts and other equity derivatives of both U.S. and foreign issuers, and

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

5. Investments in Investment Entities (continued)

generally carry all their underlying investments at fair value. These financial instruments contain varying degrees of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the investment entities’ respective balance sheets. In addition, several of the investment entities sell securities not yet purchased, whereby a liability is created to repurchase the security at prevailing prices. Such investment entities’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets. However, due to the nature of the Fund’s shareholder interest in these investment entities, the Fund’s risk with respect to such transactions is limited to its capital balance in each investment entity.

Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with financial liabilities. Factors contributing to this risk are that the investment entity interests are not tradeable, and that the Fund may invest with investment entities that do not permit frequent withdrawals and may have multi-year lockups related to funds invested.

The Fund has limited transparency to the investments of the investment entities. However, the Fund is not aware of any investments within the investment entities for which the Fund’s proportionate share of the investment represents greater than 5% of the Fund’s capital as of June 30, 2013, except for those disclosed in the schedule of investments, if any.

The following defines the classifications of the investment entities as of June 30, 2013:

Generalist - An investment approach that relies on investing in securities over a wide variety of industries. This approach may use a number of investment strategies to achieve its goals including value, opportunistic, or event-driven strategies.

Sector - An investment approach that looks to invest in securities primarily within a very limited number of industries, typically one or two. This approach may use a number of investment strategies to achieve its goals including value, opportunistic, or event-driven strategies.

6. Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, establishes a fair value methodology, including a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

6. Fair Value Measurement (continued)

Basis of Fair Value Measurement:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. In addition, under FASB ASU No. 2009-12, Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (ASU 2009-12), interests in investment funds for which net asset value (NAV) is used as a practical expedient to approximate fair value are classified as Level 2 if the interests are redeemable at the balance sheet date or in the near term. The Fund views its Level 2 assets as the portions of investments in investment entities valued at NAV with liquidity within three months or less, unless a portion of the Fund’s investment is in an illiquid side pocket or subject to a gate.

Level 3: Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and/or the risk inherent in the valuation technique and/or the risk inherent in the inputs to the model. The types of assets and liabilities carried at Level 3 fair value generally include certain private investments and certain derivatives. In addition, under ASU 2009-12, interests in investment entities for which NAV is used as a practical expedient to approximate fair value are classified as Level 3 assets if the interests are not redeemable in the near term. The Fund views its Level 3 assets as the portions of investments in investment entities valued at NAV with liquidity of greater than three months as well as investment funds in which a portion of the Fund’s investment is in an illiquid side pocket.

The Fund’s policy is to recognize transfers in and out of levels as of the beginning of the year in which the change in circumstances that caused the transfer occurred.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

6. Fair Value Measurement (continued)

The following table summarizes the Fund’s investments by level at June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Investments in Investment Entities	$—	$7,420,188	$1,141,441	$8,561,629

Total	$—	$7,420,188	$1,141,441	$8,561,629

There were no transfers between Level 1 and Level 2 during the period. The following is a Level 3 reconciliation of investments in investment entities as defined above:

Level 3*
Balance as of commencement of operations	$—
Purchases of investment entities	1,060,000
Transfer out of Level 3 to Level 2	—
Net change in unrealized appreciation	81,441

Balance as of June 30, 2013	$1,141,441

Change in Unrealized appreciation on investments remaining in Level 3 as of June 30, 2013	$81,441

*	For more detailed information related to strategy classifications, refer to the schedule of investments.

7. Share Capital

Under the terms of the Articles of Association, the Fund has an authorized share capital of $50,000 consisting of 5,000,000 common shares of par value $0.01 per share. The Fund currently offers one class of shares.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

7. Share Capital (continued)

Gains and losses that are classified as “new issues” under the regulations of the Financial Industry Regulatory Authority (“FINRA”), arising from the Fund’s investment in various investment entities, are allocated only to the eligible shareholders, as defined by FINRA. There was no “new issue” income recognized for the period ended June 30, 2013.

Shares may be purchased or redeemed by the Feeder Funds on the first business day of each calendar month and any other day approved by the Fund in its sole discretion, at the net asset value calculated by the Fund.

In accordance with the Articles of Association, at each valuation date, the net asset value of the Fund will be calculated by adding the value of all the assets of the Fund and deducting from there the total liabilities of the Fund. Any increase or decrease in net assets that results from operations is allocated to the net asset value accounts of all shareholders in proportion to their respective opening net asset value balances at the beginning of such accounting period.

Share capital transactions for the period from August 1, 2012 (commencement of operations) to June 30, 2013, are as follows:

Shares outstanding at commencement of operations	—
Shares issued	116,665.22
Shares redeemed	(37,718.48)

Shares outstanding at end of period	78,946.74

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

8. Financial Highlights

The following financial highlights represent per share operating performance, ratios to average net assets, and total return information for the period from August 1, 2012 (commencement of operations) to June 30, 2013 and have not been annualized.

Per share operating performance
Net asset value, beginning of year	$100.00
Income from investment operations:
Net unrealized gains from investments in investment entities	9.16
Net investment loss *	(0.28)

Net change in net assets resulting from operations	8.88

Net asset value, end of period	$108.88

*	Calculated based on the average shares outstanding during the period.

Total return:	8.88%

Net assets, end of period:	$8,595,767

Ratios to average net assets:
Net investment loss	(0.26)%
Total expenses before reimbursement	(0.80)%
Total expenses after reimbursement	(0.26)%
Portfolio turnover ratio	0.00%

The total return percentages and ratios of net investment loss, and total expenses are based upon those items which are included in the statement of operations. The ratios and total return information for an individual shareholder may vary from these ratios and return based on the timing of share transactions and the allocation of new issue income. The ratios do not include investment income (loss) or expenses of the investment entities in which the Fund invests.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Subsequent Events

Management has evaluated the effect of subsequent events on the Fund’s financial statements through December 19, 2014, which is the date the financial statements were available to be issued.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

10. Subsequent Events (continued)

From July 1, 2013, through December 19, 2014, the date the financial statements were available to be issued, the Fund redeemed its interest in Newbrook Capital Offshore Fund Ltd., Altimeter Offshore Ltd. and Jennison Global Healthcare Fund, Ltd.

From July 1, 2013, through December 19, 2014, the date the financial statements were available to be issued, the Fund invested in the following investment entities:

			Acquisition	Redemption	Notice
Investment Fund	Strategy	Cost	Date	Frequency	Period	Lock-Up
Sachem Head Offshore Ltd	Generalist - Activist	1,000,000	8/1/13	Quarterly	65 days	None
Armistice Capital Offshore Fund Ltd	Sector - Healthcare, Consumer	1,000,000	8/1/13	Quarterly	60 days	1 Yr Soft - 4%
Atika Offshore Fund Ltd.	Generalist	1,300,000	4/1/14	Quarterly	45 days	1 Yr Soft - 3%
Shellback Offshore Fund Ltd.	Generalist	1,200,000	5/1/14	Quarterly	45 days	1 Yr Soft - 3%
Lomas Capital Ltd	Generalist	1,200,000	5/1/14	Quarterly	45 days	1 Yr Soft - 4%
Tiger Ligatus Offshore Fund Ltd.	Generalist	1,200,000	5/1/14	Quarterly	45 days	1 Yr Soft - 3%
Riverloft Offshore Fund Ltd.	Generalist - Activist	1,000,000	8/1/14	Quarterly	60 days	None

From July 1, 2013, through December 19, 2014, the date the financial statements were available to be issued, the Fund recorded subscriptions of $8,375,000 and paid redemptions of $4,098,092.

Effective December 31, 2013, Cross Shore Master Fund, Ltd., one of the Investor Funds, redeemed its entire interest in the Fund.

Cross Shore Discovery Fund, Ltd.

Notes to Financial Statements (continued)

(Stated in United States Dollars)

10. Subsequent Events (continued)

Cross Shore Discovery Fund, a Delaware statutory trust (“the Trust”), was formed on May 21, 2014. Neil Kuttner, a managing member of the investment manager, is President and a trustee of the Trust. It is the intention of the remaining Investor Fund to redeem its interest in the Fund and subsequently reinvest the proceeds in the Trust. The timing of the transaction is uncertain.

Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements through December 19, 2014.

EXHIBIT B

FUND PROXY VOTING PROCEDURES

CROSS SHORE DISCOVERY FUND

Proxy Voting Policy

August 6, 2014

I.	INTRODUCTION

Cross Shore Discovery Fund (the “Trust”) is the beneficial owner of its portfolio securities. Accordingly, the Trust’s Board of Trustees (the “Board”), acting on behalf of the Trust, has the right and the fiduciary obligation to vote proxies relating to the Trust’s portfolio securities in a manner consistent with the best interests of the Trust and its shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Trust (these “Policies and Procedures”).

II.	POLICY

A.	DELEGATION TO THE INVESTMENT ADVISER.

1.	The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by the Trust to the Trust’s investment adviser (the “Adviser”) as a part of the Adviser’s general management of the Trust, subject to the Board’s continuing oversight.

2.	The policy of the Trust is also to adopt the policies and procedures used by the Adviser to vote proxies relating to portfolio securities held by its clients, including the Trust (the “Adviser’s Policies and Procedures”).

3.	The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Trust, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4.	The Adviser shall be responsible for coordinating the delivery of proxies by the Trust’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III.	FIDUCIARY DUTY

The Adviser is a fiduciary to the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its shareholders.

IV.	PROXY VOTING PROCEDURES

A.	ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser’s Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

B.	ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Trust during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Trust’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of the Trust, other than the obligation the Adviser incurs as investment adviser to the Trust, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

C.	RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Trust’s principal underwriter, or an affiliated person of the Trust, the Adviser or a principal underwriter and that of the Trust, the Adviser shall resolve such conflict in the manner described below.

1.	Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.	Notify and Obtain Consent of the Board. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a.	Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the Trust.

b.	Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Trust’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Trust and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V.	REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Trust may be revoked by the Board, in whole or in part, at any time.

VI.	ANNUAL FILING OF PROXY VOTING RECORD

The Trust shall file an annual report of each proxy voted with respect to portfolio securities held by the Trust during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VII.	PROXY VOTING DISCLOSURES

A.	The Trust shall include in its registration statement:

1.	A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

2.	A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities held by the Trust during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

B.	The Trust shall include in its Annual and Semi-Annual Reports to shareholders:

1.	A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Trust’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

2.	A statement that information regarding how the Trust voted proxies relating to portfolio securities held by the Trust during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

EXHIBIT C

CROSS SHORE CAPITAL MANAGEMENT, LLC PROXY VOTING PROCEDURES

The Adviser manages funds of hedge funds and generally invests in private investment vehicles, where the underlying fund manager has the discretion to vote proxies. To the extent that the Adviser is authorized to vote proxies, the adviser will follow the policy below.

PROXY VOTING POLICY AND PROCEDURES

Adopted February 1, 2006

Revised July 2013

I.	STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Adviser has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

Money market funds or their equivalent shall not be subject to these Proxy Voting Policies and Procedures

II.	PROXY VOTING PROCEDURES

All proxies received by the Adviser will be sent to the Compliance Officer. The Compliance Officer will:

•	Keep a record of each proxy received;

•	Forward the proxy to the portfolio manager or other managing member who makes the voting decision in the firm

•	Determine which portfolios managed by the Adviser hold the security to which the proxy relates;

•	Provide the portfolio manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

•	Absent material conflicts (see Section IV below), the portfolio manager will determine how the Adviser should vote the proxy. The portfolio manager will send its decision on how the Adviser will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

•	The Adviser may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.	VOTING GUIDELINES

In the absence of specific voting guidelines from the client, the Adviser will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•	Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

•	Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and the Adviser’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

IV.	CONFLICTS OF INTEREST

1. The Compliance Officer will identify any conflicts that exist between the interests of the Adviser and its clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Adviser or an affiliate of the Adviser or has some other relationship with the Adviser or a client of the Adviser.

2. If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. The Adviser will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, the Adviser will vote the proxies solely in accordance with the policies outlined in Section III. “Voting Guidelines” above.

V.	DISCLOSURE

1. The Adviser will disclose in its Form ADV Part II that clients may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2. A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part II, and will be updated whenever these policies and procedures are updated.

VI.	RECORDKEEPING

The Compliance Officer will maintain files relating to the Adviser’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

•	Copies of this proxy voting policy and procedures, and any amendments thereto.

•	A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.[1]

•	A record of each vote that the Adviser casts.[2]

•	A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision.

•	A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

[1]	The Adviser may choose instead to have a third party retain a copy of proxy statements (provided that the third party undertakes to provide a copy of the proxy statements promptly upon request).
[2]	The Adviser may also rely on a third party to retain a copy of the votes cast (provided that the third party undertakes to provide a copy of the record promptly upon request).

PART C: OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1)

Financial Statements included in Part A:

Financial Highlights for the period ended March 31, 2015.

Financial Statements included in Part B:

Financial Statements for the period of January 2, 2015 through March 31, 2015 for the Registrant.

Financial Statements for the period of August 1, 2012 through June 30, 2013 for Cross Shore Discovery Fund LTD, Report of Independent Public Accounting Firm thereon and Notes to Financial Statements.

Financial Statements for the period of July 1, 2013 through June 30, 2014 for Cross Shore Discovery Fund, LTD, Report of Independent Public Accounting Firm thereon and Notes to Financial Statements.

(2)(a)(1)	Certificate of Trust dated May 20, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(a)(1) to Registrant’s initial Registration Statement on Form N-2 via EDGAR on June 12, 2014, accession number 0001193125-14-234318).

(2)(a)(2)	Agreement and Declaration of Trust dated May 20, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(a)(2) to Registrant’s initial Registration Statement on Form N-2 via EDGAR on June 12, 2014, accession number 0001193125-14-234318).

(2)(b)	By-Laws dated May 20, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(b) to Registrant’s initial Registration Statement on Form N-2 via EDGAR on June 12, 2014, accession number 0001193125-14-234318).

(2)(c)	Not applicable.

(2)(d)	See Item 25(2)(a)(2).

(2)(e)	Included in Part A.

(2)(f)	Not applicable.

(2)(g)	Investment Advisory Agreement between Registrant and Cross Shore Capital Management, LLC dated December 31, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(g) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(h)(1)	Distribution Agreement between the Registrant and Unified Financial Securities, Inc. dated January 30, 2015 (Exhibit incorporated herein by reference as filed as Exhibit 2(h)(1) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(h)(2)	Form of Dealer Agreement (Exhibit incorporated herein by reference as filed as Exhibit 2(h)(2) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

1

Item 25.	Financial Statements and Exhibits (cont.)

(2)(h)(3)	Letter Agreement regarding fee waivers (Exhibit incorporated herein by reference as filed as Exhibit 2(h)(3) to Pre-Effective Amendment #2 to Registrant’s Registration Statement on Form N-2 via EDGAR on January 28, 2015, accession number 0001193125-15-023794).

(2)(h)(4)	First Amendment, dated May 27, 2015, to the Distribution Agreement between the Registrant and Unified Financial Securities, Inc. dated January 30, 2015 (Exhibit incorporated herein by reference as filed as Exhibit 2(h)(4) to Registrant’s Registration Statement on Form N-2 via EDGAR on June 9, 2015, accession number 0001193125-15-216875).

(2)(i)	Not applicable.

(2)(j)(1)	Custody Agreement between the Registrant and The Huntington National Bank, N.A. dated December 10, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(j)(i) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(j)(2)	Sub-Custody Agreement between The Huntington National Bank, N.S., Citco (Canada), Inc. and the Registrant dated December 10, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(j)(ii) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(k)(1)	Services Agreement between Registrant and Citco Mutual Fund Services, Inc. dated December 31, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(k)(i) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(k)(2)	First Amendment, dated May 27, 2015, to the Services Agreement between Registrant and Citco Mutual Fund Services, Inc. dated December 31, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(k)(2) to Registrant’s Registration Statement on Form N-2 via EDGAR on June 9, 2015, accession number 0001193125-15-216875).

(2)(k)(3)	Transfer Agency Services Agreement between Registrant and Huntington Asset Services, Inc. dated December 31, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(k)(ii) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(k)(4)	Expense Limitation Agreement between Registrant and Cross Shore Capital Management, LLC dated December 31, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(k)(iv) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(l)	Opinion and Consent of Counsel is filed herewith.

(2)(m)	Not applicable.

(2)(n)	Consent of independent registered public accounting firm is filed herewith.

(2)(o)	Not applicable.

(2)(p)	Initial Capital Agreement dated September 9, 2014 (Exhibit incorporated herein by reference as filed as Exhibit 2(p) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

2

Item 25.	Financial Statements and Exhibits (cont.)

(2)(q)	Not applicable.

(2)(r)(1)	Code of Ethics for the Registrant (Exhibit incorporated herein by reference as filed as Exhibit 2(r)(i) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(r)(2)	Code of Ethics of Cross Shore Capital Management, LLC (Exhibit incorporated herein by reference as filed as Exhibit 2(r)(ii) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

(2)(r)(3)	Code of Ethics of Huntington Asset Services, Inc. and Unified Financial Securities, Inc. (Exhibit incorporated herein by reference as filed as Exhibit 2(r)(iii) to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

Other Exhibits

A	Powers of Attorney for David J. Gruber and Thomas E. Niehaus, Trustees of the Trust (Exhibit incorporated herein by reference as filed as Exhibit A to Pre-Effective Amendment #1 to Registrant’s Registration Statement on Form N-2 via EDGAR on December 29, 2014, accession number 0001193125-14-455719).

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

The following table sets forth the estimated expenses, payable by the Registrant in connection with the issuance and distribution of the securities covered by this registration statement.

Registration Fees	$18,090

Accounting fees and expenses	$94,500

Legal fees and expenses	$32,000

Printing and mailing	$11,720

Transfer Agency	$20,000

Trustee	$20,000

Total	$196,310

Item 28. Persons Controlled by or Under Common Control with Registrant

The Registrant may be deemed to be controlled directly by Cross Shore Capital Management, LLC, a New York limited liability company and the Registrant’s investment adviser, and Cross Shore QP Partners, LP, a Delaware limited partnership and beneficial owner of more than 25% of the outstanding beneficial interests of the Registrant.

Item 29. Number of Holders of Securities

Title of Class	Number of Recordholders
Institutional Shares	9 (as of July 15, 2015)

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Item 30. Indemnification

Section 8.2 of the Registrant’s Agreement and Declaration of Trust states:

The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a “Covered Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable attorneys’ and accountants’ fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he or she may be involved or with which he or she may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of such Covered Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including attorneys’ and accountants’ fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Section 7 of the Investment Advisory Agreement between the Trust and Cross Shore Capital Management, LLC includes language similar to the following:

(a) The Adviser shall indemnify the Fund and its officers, directors, employees, affiliates and agents (each, a “Trust Indemnitee”) for, and shall defend and hold each Trust Indemnitee harmless from, all losses, costs, damages and expenses (including reasonable legal fees) (collectively, the “Losses”) incurred by the Trust Indemnitee and arising from or in connection with the performance of this Agreement or a Subadvisory Agreement and resulting from the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the breach of its fiduciary duty to the Trust under federal securities laws or state laws; provided, however, no such indemnification shall be required to the extent that the Losses result from the Trust’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or the Trust’s reckless disregard of its duties or obligations under this Agreement.

(b) The Trust shall indemnify the Adviser, its officers, directors, employees, affiliates and agents (each, an “Adviser Indemnitee”) for, and shall defend and hold each Adviser Indemnitee harmless from all Losses incurred by the Adviser Indemnitee and arising from or in connection with the performance of its duties under this Agreement; provided, however, no such indemnification shall be required to the extent that the Losses result from the Adviser’s bad faith, willful misfeasance, or gross negligence in the performance of its duties under this Agreement or a Subadvisory Agreement, the Adviser’s reckless disregard of its duties or obligations under this Agreement or a Subadvisory Agreement, or the Adviser’s breach of its fiduciary duty under federal securities laws and state law.

(c) Upon the assertion of a claim for which a party may be required to indemnify an Trust Indemnitee or an Adviser Indemnity (each, an “Indemnitee”), the Indemnitee must promptly notify the indemnifying party of such assertion, and shall keep the indemnifying party advised with respect to all developments concerning such claim. The indemnifying party shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee. The Indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be required to indemnify it except with the indemnifying party’s prior written consent, which shall not be unreasonably withheld, conditioned or delayed; notwithstanding Sections 7(a) and 7(b) hereof, in the event the Indemnitee has not secured such consent from the indemnifying party, the indemnifying party shall have no obligation to indemnify the Indemnitee.

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Section 5 of the Distribution Agreement between the Trust and Cross Shore Capital Management, LLC includes language similar to the following:

5.1. Trust Indemnification. The Trust will indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus or in any application or other document executed by or on behalf of the Trust, or arise out of, or are based upon, information furnished by or on behalf of the Trust filed in any state in order to qualify the Shares under the securities or blue sky laws thereof (“Blue Sky Application”), or arise out of, or are based upon, the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, and will reimburse the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim; provided, however, that the Trust shall not be liable in any case to the extent that such loss, claim, damage or liability arises out of, or is based upon, any untrue statement, alleged untrue statement, or omission or alleged omission made in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of the Trust in reliance upon and in conformity with written information furnished to the Trust by, or on behalf of, and with respect to, the Distributor specifically for inclusion therein. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Trust shall not indemnify any person pursuant to this Section 4.3 unless the court or other body before which the proceeding was brought has rendered a final decision on the merits that such person was not liable by reason of his willful misfeasance, bad faith or negligence in the performance of his duties, or his reckless disregard of obligations and duties, under this Agreement (“disabling conduct”) or, in the absence of such a decision, a reasonable determination (based upon a review of the facts) that such person was not liable by reason of disabling conduct has been made by the vote of a majority of Trustees who are neither “interested persons” of the Trust (as defined in the 1940 Act) nor parties to the proceeding, or in a written opinion by an independent legal counsel retained by the Trust.

The Trust shall advance attorneys’ fees and other expenses incurred by any person in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this Section 4.3, so long as such person shall: (i) undertake to repay all such advances unless it is ultimately determined that he is entitled to indemnification hereunder; and (ii) provide security for such undertaking, or the Trust shall be insured against losses arising by reason of any lawful advances, or a majority of a quorum of disinterested non-party Trustees of the Trust (or an independent legal counsel in a written opinion) shall determine based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such person ultimately will be found entitled to indemnification hereunder.

5.2. Distributor’s Indemnification. The Distributor will indemnify, defend and hold harmless the Trust, the Trust’s several officers and Trustees and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages, liabilities (or actions or proceedings in respect hereof) arise out of, or are based upon, any breach of its representations and warranties in Section 4.2 hereof or the willful misfeasance, bad faith, or negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement , or which arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other document executed by or on behalf of the Trust, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, which statement or omission was made in reliance upon and in conformity with written information furnished to the Trust or any of its several officers and Trustees by, or on behalf of, and with respect to, the Distributor specifically for inclusion therein, and will reimburse the Trust, the Trust’s several officers and Trustees, and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim.

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5.3. General Indemnity Provisions. No indemnifying party shall be liable under its indemnity agreement contained in Section 4.3 or 4.4 hereof with respect to any claim made against such indemnifying party unless the indemnified party shall have notified the indemnifying party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the indemnified party (or after the indemnified party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve it from any liability which it may otherwise have to the indemnified party so long as the indemnifying party was not prejudiced by such delay. The indemnifying party will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, and if the indemnifying party elects to assume the defense, such defense shall be conducted by counsel chosen by it and reasonably satisfactory to the indemnified party. In the event the indemnifying party elects to assume the defense of any such suit and retain such counsel, the indemnified party shall bear the fees and expenses of any additional counsel retained by the indemnified party.

Item 31. Business and other Connections of the Investment Adviser

Information as to the members and officers of Cross Shore Capital Management, LLC, the Registrant’s investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the members and officers of the Adviser in the last two years is included in Cross Shore Capital Management, LLC’s application for registration as an investment adviser on Form ADV (File No. 801-65999). The Uniform Application for Investment Adviser Registration filed by Cross Shore Capital Management, LLC under the Investment Advisers Act of 1940, as amended, is incorporated herein by reference.

Item 32. Location of Accounts and Records

(1)	Cross Shore Discovery Fund
2960 N. Meridian Street, Suite 300
Indianapolis, Indiana 46208

(2)	Cross Shore Capital Management, LLC
111 Great Neck Road, Suite 210
Great Neck, New York 11021

(3)	Citco Mutual Fund Services, Inc.
One Columbus Center, 10 West Broad Street
Suite 2475
Columbus, Ohio, 43215

(4)	Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, Indiana 46208

(5)	The Huntington National Bank, N.A.
41 S. High Street
Columbus, Ohio 43215.

(6)	Citco (Canada), Inc.
2 Bloor Street East, Suite 2700
Toronto, Ontario, Canada, M4W 1A8

(7)	Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

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Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Not applicable.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes:

(a)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)	That, for purposes of determining liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d)	That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	Not applicable.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Great Neck and State of New York, on the 6th day of October, 2015.

Cross Shore Discovery Fund
(Registrant)

/s/ Neil Kuttner
Neil Kuttner
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 6th day of October, 2015:

*By:	/s/ Carol J. Highsmith
Carol J. Highsmith, Attorney in Fact for the Persons Listed Below

Signature	Title

/s/ Neil Kuttner	Trustee; President; Principal Executive Officer
Neil Kuttner

*	Trustee
David J. Gruber

*	Trustee
Thomas E. Neihaus

/s/ Bryan Haft	Treasurer and Principal Financial Officer
Bryan Haft

*	By Power of Attorney

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INDEX TO EXHIBITS

Exhibit	Description

EX 99.2(l)	Opinion and Consent of Counsel

EX 99.2(n)	Consent of Independent Registered Public Accounting Firm

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